UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 9/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the fiscal year ended September 30, 2017

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

16	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

26	Short Duration Tax Free Fund

39	Intermediate Tax Free Fund

66	AMT Free Municipal Bond Fund

78	National Tax Free Fund

95	High Yield Municipal Bond Fund

112	Short Duration High Yield Municipal Bond Fund

125	California Tax Free Fund

133	New Jersey Tax Free Fund

140	New York Tax Free Fund

149	Footnotes to Schedules of Investments

150	Statements of Assets and Liabilities

154	Statements of Operations

156	Statements of Changes in Net Assets

162	Financial Highlights

180	Notes to Financial Statements

202	Report of Independent Registered Public Accounting Firm

203	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Annual Report

For the fiscal year ended September 30, 2017

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Municipal Income Funds for the fiscal year ended September 30, 2017. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Municipal Bond Market Review

The unemployment rate declined to 4.2%, as of September 30, 2017. Total nonfarm payroll declined by 33,000 in September 2017, compared with an average monthly gain of 172,000 over the previous 12 months. Real gross domestic product (GDP) increased 3.1% in the second quarter of 2017, higher than the 1.2% increase in the first quarter.

According to Simfund, municipal bond mutual funds have recorded approximately $25 billion in inflows for the calendar year-to-date period and slightly more than $1 billion in outflows over the one year period ending September 29, 2017. This comes after last year’s challenging fourth quarter, where municipal funds experienced a total of $28 billion in outflows over the two-month period following the U.S. presidential election.

Municipal bond issuance for the calendar year-to-date period ended September 30, 2017 totaled approximately $287 billion, a 15.8% decrease in issuance compared with the prior calendar year-to-

date period. Refunding issuance decreased approximately 28% over the same period. Further, municipal and treasury yields have increased across the curve during the 12-month period ending on September 30, 2017.

Despite the recent credit issues faced by a few large municipalities, municipal bond defaults have remained exceedingly rare over the long-term; from 1970 to

2016, the 10-year cumulative default rate on municipal credits has been 0.15%. While there are pockets of distress in the municipal bond market, the general trend has been one of improving credit fundamentals as demonstrated by the 28th quarter of growth in tax collections for municipalities of the last 31 quarters, as of June 30, 2017.

	Class A Shares at NAV 12-Mo. Returns as of 9/30/17	Lipper Funds Average[1]	Bloomberg Barclays Muni Bond Index[2]	Bloomberg Barclays 1-15 Yr. Muni Bond Index[3]	Bloomberg Barclays High Yield Muni Bond Index[4]	Bloomberg Barclays Muni Bond Short 1-5 Yr. Index[5]	50% Bloomberg BC Muni 1-8 Years/50% Bloomberg BC HY Muni 1-8 Years[6]
Short Duration Tax Free Fund	0.26%	0.71%	–	–	–	1.18%	–
Intermediate Tax Free Fund	0.18%	0.42%	–	0.97%	–	–	–
AMT Free Municipal Bond Fund	0.17%	0.49%	0.87%	–	–	–	–
National Tax Free Fund	0.43%	0.49%	0.87%	–	–	–	–
High Yield Municipal Bond Fund	1.41%	0.98%	–	–	1.43%	–	–
Short Duration High Yield Municipal Bond Fund	1.06%	0.98%	–	–	–	–	-1.41%
California Tax Free Fund	-0.12%	0.03%	0.87%	–	–	–	–
New Jersey Tax Free Fund	-0.08%	-0.12%	0.87%	–	–	–	–
New York Tax Free Fund	-0.31%	0.13%	0.87%	–	–	–	–

Short Duration Tax Free Fund

The Short Duration Tax Free Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Short

1-5 Year Index,5 during the 12-month period ended September 30, 2017. Bonds within the 3- to 5-year maturity range contributed most to the portfolio’s total return, while those with maturities greater than 7 years did not contribute as much, despite mostly positive returns. In terms of credit qualities, the Fund’s allocation to ‘AA’, ‘A’, and ‘BBB’ bonds all meaningfully contributed to overall performance, while ‘BB’ rated credits detracted. With regard to sectors, local general obligation and health care bonds were among the strongest contributors to absolute returns, while electric revenue bonds contributed the least.

Intermediate Tax Free Fund

The Intermediate Tax Free Fund underperformed its benchmark, the Bloomberg Barclays 1-15 Year Municipal Bond Index,3 during the 12-month period ended September 30, 2017. The Fund’s exposure to bonds within the 12- to 14-year maturity range contributed most to absolute performance, while bonds with maturities of less than five years detracted. The Fund’s exposure to the lower tiers of the investment grade range contributed most to the portfolio’s total return. Bonds in the ‘BB’ credit quality range detracted. With regard to sectors, local general obligation bonds were the strongest contributors to absolute returns, while health care credits detracted the most.

AMT Free Municipal Bond Fund

The AMT Free Municipal Bond Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2017. The Fund’s exposure to bonds within the 12- to 20-year maturity range contributed most to absolute performance, while bonds with maturities of less than six years detracted. The Fund’s exposure to ‘BBB’ rated bonds contributed most to performance, while ‘BB’ rated credits detracted. With regard to sectors, local general obligation bonds were the strongest contributors to overall performance, while prepaid gas bonds detracted from performance.

National Tax Free Fund

The National Tax Free Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2017. The Fund’s exposure to bonds within the 16- to 25-year maturity range contributed most to absolute performance, while bonds with maturities of less than 5 years detracted. The Fund’s allocation to ‘AA’, ‘A’, and ‘BBB’ rated bonds all meaningfully contributed to absolute performance, while bonds in the ‘BB’ credit quality range detracted. Local general obligation and airport bonds were among the strongest contributors to absolute returns, while electric revenue bonds detracted.

High Yield Municipal Bond Fund

The High Yield Municipal Bond Fund underperformed its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index,4 during the 12-month period ended September 30, 2017. The Fund’s exposure to bonds with maturities greater than 25 years contributed to absolute performance, while bonds in the 20- to 25-year maturity range detracted. The Fund’s allocation to ‘BBB’, ‘BB’, and ‘B’ rated bonds all meaningfully contributed to absolute performance, while those with ratings lower than ‘B’ detracted. With regard to sectors, local general obligation bonds were the strongest contributors to absolute returns, while electric revenue bonds detracted from absolute performance. The Fund’s exposure to Puerto Rico bonds detracted from absolute performance. Bonds from various Puerto Rican issuers have been under pressure since Hurricane Maria made landfall on September 20, 2017, due to the increased risk of weaker outcomes for bondholders, as a result of the extreme stress on the commonwealth’s economy.

Short Duration High Yield Municipal Bond Fund

The Short Duration High Yield Municipal Bond Fund outperformed its benchmark, a 50%/50% blend of the Bloomberg Barclays Municipal 1-8 Year Index and the Bloomberg Barclays High Yield Municipal 1-8 Year Index,6 during the 12-month period ended September 30, 2017. Bonds with maturities in the range of 5- to 8 years contributed most to the portfolio’s total return while bonds with maturities of 10 years and longer did not contribute as much. The Fund’s allocation to ‘BBB’ rated bonds contributed most to performance. With regard to revenue sectors, industrial development bonds were among the strongest contributors to absolute returns, while electric revenue credits detracted.

California Tax Free Fund

The California Tax Free Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2017. The Fund’s exposure to bonds within the 16- to 20-year maturity range contributed most to absolute performance, while bonds in the 20- to 30-year range detracted. The Fund’s allocation to ‘A’ rated bonds contributed most to absolute performance. With regard to sectors, tobacco bonds were the strongest contributors to absolute returns, while health care bonds detracted.

General obligation debt issued by the State of California has maintained its ‘AA-’ rating from Fitch, as of the most recent update. At the time of the most recent rating upgrade, August 2016, Fitch cited positive credit developments for the state as well as numerous institutional improvements as reason for the rating increase.

Although California’s unemployment rate is higher than that of many other states, it boasted GDP of $2.67 trillion, the highest of any state, in the first quarter of 2017.

New Jersey Tax Free Fund

The New Jersey Tax Free Fund underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended

September 30, 2017. The Fund’s exposure to bonds within the 12- to 13-year and 16- to 20-year maturity ranges contributed most to absolute performance, while bonds within the 20- to 25-year range detracted. The Fund’s exposure to ‘A’ rated credits contributed to overall performance. With regard to sectors, tobacco and government lease bonds were among the strongest contributors to absolute returns, while state general obligation bonds detracted.

General obligation debt issued by the State of New Jersey was downgraded to ‘A3’ from ‘A2’ with a revised outlook of stable by Moody’s, in late-March 2017. Moody’s downgrade “reflects the continued negative impact of significant pension underfunding, including growth in the state’s large long-term liabilities, a persistent structural imbalance, and weak fund balances.”

As of August 2017, the Bureau of Labor Statistics reported the New Jersey unemployment rate at 4.5%, down from 5.3% in September 2016.

New York Tax Free Fund

The New York Tax Free Fund underperformed its benchmark, the

Bloomberg Barclays Municipal Bond Index,2 during the 12-month period ended September 30, 2017. The Fund’s exposure to bonds within the 16- to 20-year maturity range contributed most to absolute performance, while bonds within the 20- to 25-year range detracted. The Fund’s allocation to ‘A’ rated bonds contributed most to overall performance. With regard to sectors, tobacco bonds were the strongest contributors to absolute returns, while state general obligation bonds detracted.

General obligation debt issued by the State of New York is rated ‘AA+’ by both S&P and Fitch, as of the most recent disclosure.

As of August 2017, the Bureau of Labor Statistics reported the New York unemployment rate at 4.8% for the state, down from 5.0% in September 2016.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The Lipper Funds Average: Lipper, Inc. is a nationally recognized organization that reports on mutual fund total return performance, calculates fund rankings and is a global leader in benchmarking and classifying mutual funds. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.

2   The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. Bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two ratings agencies. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

3   The Bloomberg Barclays 1-15 Year Municipal Bond Index is the 1-15 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond

Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

4   The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

5   The Bloomberg Barclays Municipal Bond Short 1-5 Year Index is the Muni Short 1-5 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

6   The Bloomberg Barclays 1-8 Year Municipal Bond Index is the 1-8 year component of the Municipal Bond index. The Bloomberg Barclays Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The index is a broad measure of the municipal bond market with maturities of at least one year. Bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The Bloomberg Barclays 1-8 Year High Yield Municipal Bond Index is the 1-8 year component of the High Yield Municipal Bond index. The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of September 30, 2017. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because each Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Short Duration Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Short 1-5 Year Index and the Lipper Short Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	Life of Class
Class A4	-1.98%	0.28%	1.73%
Class C5	-1.35%	0.11%	1.31%
Class F6	0.35%	0.84%	2.10%
Class F3[7]	–	–	1.23%	*
Class I6	0.52%	0.95%	2.21%
Class T8	–	–	-2.38%	*

Standardized Yield for the Period Ended September 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class T
0.70%	0.12%	0.82%	0.94%	0.92%	0.66%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008.

5    Class C shares commenced operations on December 12, 2008. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began December 31, 2008. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on December 12, 2008. Performance for the Class began December 31, 2008. Performance is at net asset value.

7     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*     Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

Intermediate Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays 1-15 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A4	-2.11%	2.15%	4.19%	–
Class B5	-5.51%	1.43%	3.77%	–
Class C6	-1.43%	1.96%	3.72%	–
Class F7	0.28%	2.72%	4.53%	–
Class F3[8]	–	–	–	3.16%	*
Class I9	0.38%	2.80%	–	4.55%
Class T10	–	–	–	-2.06%	*

Standardized Yield for the Period Ended September 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I	Class T
1.58%	0.81%	0.99%	1.71%	1.84%	1.81%	1.58%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return.

5     Performance reflects the deduction of CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Performance is at net asset value.

8     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

10     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*     Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

AMT Free Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	Life of Class
Class A4	-2.08%	2.56%	4.40%
Class C5	-1.37%	2.37%	4.02%
Class F6	0.33%	3.14%	4.85%
Class F3[7]	–	–	3.77%	*
Class I6	0.37%	3.25%	4.97%

Standardized Yield for the Period Ended September 30, 2017

Class A	Class C	Class F	Class F3	Class I
2.18%	1.60%	2.33%	2.47%	2.41%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on October

26, 2010. Performance for the Class began October 29, 2010.

5     Class C shares commenced operations on October 26, 2010. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began October 29, 2010. Performance for other periods is at net asset value.

6     Class F and Class I shares commenced operations on October 26, 2010. Performance for the Class began October 29, 2010. Performance is at net asset value.

7     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

National Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper General Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A4	-1.83%	2.93%	4.35%	–
Class B5	-5.21%	2.21%	3.94%	–
Class C6	-1.16%	2.76%	3.91%	–
Class F7	0.53%	3.51%	4.69%	–
Class F3[8]	–	–	–	3.80%	*
Class I9	0.63%	3.58%	–	5.27%

Standardized Yield for the Period Ended September 30, 2017

Class A	Class B	Class C	Class F	Class F3	Class I
2.12%	1.36%	1.55%	2.27%	2.45%	2.37%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return.

5     Performance reflects the deduction of a CDSC of 5% for 1 year,

2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Performance is at net asset value.

8     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9     Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays High Yield Municipal Bond Index, 85% Bloomberg Barclays High Yield Municipal Bond Index/15% Bloomberg Barclays Municipal Bond Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A4	-0.87%	4.06%	2.74%	–
Class C5	-0.19%	3.87%	2.33%	–
Class F6	1.51%	4.62%	3.08%	–
Class F3[7]	–	–	–	4.11%	*
Class I8	1.57%	4.66%	–	5.53%
Class T9	–	–	–	-1.47%	*

Standardized Yield for the Period Ended September 30, 2017

Class A	Class C	Class F	Class F3	Class I	Class T
3.28%	2.74%	3.46%	3.59%	3.56%	3.29%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using SEC required uniform method to compute such return.

5     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Performance is at net asset value.

7     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on July 26, 2010. Performance is at net asset value.

9     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*     Since Classes F3 and T shares have existed for less than one year, average annual returns are not provided.

Short Duration High Yield Municipal Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the 50% Bloomberg Barclays Municipal Bond 1-8 Year Index/50% Bloomberg Barclays High Yield Municipal 1-8 Year Index and the Lipper High Yield Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	Life of Class
Class A4	-1.23%	2.30%
Class C5	-0.67%	2.54%
Class F6	1.16%	3.43%
Class F3[7]	–	3.33%	*
Class I6	1.26%	3.53%

Standardized Yield for the Period Ended September 30, 2017

Class A	Class C	Class F	Class F3	Class I
2.19%	1.54%	2.35%	2.51%	2.45%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

4     Class A shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using SEC required uniform method to compute such return.

5     Class C shares commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Class F and Class I commenced operations on June 1, 2015 and performance for the Class began on June 15, 2015. Performance is at net asset value.

7     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

California Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper California Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A5	-2.36%	3.40%	4.23%	–
Class C6	-1.81%	3.22%	3.79%	–
Class F7	-0.02%	3.98%	4.57%	–
Class F3[8]	–	–	–	3.30%	*
Class I9	-0.01%	4.07%	–	6.61%

Standardized Yield for the Period Ended September 30, 2017

Class A	Class C	Class F	Class F3	Class I
1.83%	1.23%	1.97%	2.28%	2.07%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Performance is at net asset value.

8     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

New Jersey Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A5	-2.37%	2.41%	3.61%	–
Class F6	0.02%	2.99%	3.96%	–
Class F3[7]	–	–	–	3.55%	*
Class I8	0.30%	3.17%	–	5.65%

Standardized Yield for the Period Ended September 30, 2017

Class A	Class F	Class F3	Class I
2.05%	2.19%	2.33%	2.26%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return.

6     Performance is at net asset value.

7     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8     Class I shares commenced operations and performance for the Class began on January 31, 2011. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

New York Tax Free Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Bloomberg Barclays Municipal Bond Index and the Lipper New York Municipal Debt Funds Average, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended September 30, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A5	-2.57%	2.52%	3.93%	–
Class C6	-1.92%	2.32%	3.49%	–
Class F7	-0.21%	3.08%	4.27%	–
Class F3[8]	–	–	–	2.67%	*
Class I9	-0.11%	3.18%	–	5.41%

Standardized Yield for the Period Ended September 30, 2017

Class A	Class C	Class F	Class F3	Class I
1.68%	1.10%	1.82%	1.93%	1.92%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     The Index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.

4     Source: Lipper Inc. The performance of the average is not necessarily representative of the Fund’s performance.

5     Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ended September 30, 2017, is calculated using the SEC required uniform method to compute such return.

6     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

7     Performance is at net asset value.

8     Class F3 shares commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

9     Class I shares commenced operations and performance for the Class began on January 30, 2011. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 through September 30, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 4/1/17 – 9/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,011.30	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class C
Actual	$1,000.00	$1,008.20	$6.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.38
Class F
Actual	$1,000.00	$1,011.80	$2.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class F3
Actual	$1,000.00	$1,012.30	$2.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.13
Class I
Actual	$1,000.00	$1,012.30	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class T
Actual	$1,000.00	$1,001.10	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.57	$1.20

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.43% for Class F3, 0.45% for Class I and 0.68% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F and I), multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3) and multiplied by 64/365 (to reflect the period from July 28, 2017, commencement of operations to September 30, 2017, for Class T).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	13.17%
AA+	11.61%
AA	15.20%
AA-	13.19%
A+	13.12%
A	5.23%
A-	12.08%
BBB+	6.26%
BBB	1.68%
BBB-	2.40%
Credit Rating: S&P or Moody’s(a)	%*
BB+	0.55%
BB	0.07%
BB-	0.18%
B+	0.12%
B	0.12%
CCC+	0.09%
CC	0.06%
NR	4.87%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,030.80	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.55
Class B
Actual	$1,000.00	$1,026.60	$7.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.59
Class C
Actual	$1,000.00	$1,027.60	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.73
Class F
Actual	$1,000.00	$1,031.30	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class F3
Actual	$1,000.00	$1,031.60	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.28
Class I
Actual	$1,000.00	$1,031.80	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class T
Actual	$1,000.00	$1,004.70	$1.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.59	$1.18

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.50% for Class B, 1.33% for Class C, 0.60% for Class F, 0.46% Class F3, 0.50% for Class I and 0.67% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F and I), multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3) and multiplied by 64/365 (to reflect the period from July 28, 2017, commencement of operations, to September 30, 2017, for Class T).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	8.41%
AA+	7.30%
AA	13.46%
AA-	12.27%
A+	9.82%
A	8.44%
A-	6.81%
BBB+	9.11%
BBB	3.65%
BBB-	6.05%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.
Credit Rating: S&P or Moody’s(a)	%*
BB+	1.98%
BB	1.01%
BB-	2.08%
B+	0.34%
B	1.17%
B-	1.89%
CCC+	0.28%
CC	0.24%
C	0.05%
CCC-	0.28%
NR	5.36%
Total	100.00%

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,037.50	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class C
Actual	$1,000.00	$1,034.90	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.28
Class F
Actual	$1,000.00	$1,038.10	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54
Class F3
Actual	$1,000.00	$1,037.70	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$1.79
Class I
Actual	$1,000.00	$1,038.50	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$2.03

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.24% for Class C, 0.50% for Class F, 0.36% for Class F3 and 0.40% Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F and I) and multiplied by 179/365 (to reflect the period from April 4, 2017 commencement of operations to September 30, 2017 for Class F3).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.77%
AA+	4.05%
AA	13.57%
AA-	13.01%
A+	9.64%
A	9.52%
A-	9.23%
BBB+	11.76%
BBB	6.00%
BBB-	7.16%
Credit Rating: S&P or Moody’s(a)	%*
BB+	1.44%
BB	1.18%
BB-	0.49%
B+	0.43%
B	0.72%
B-	1.78%
CCC+	0.34%
CC	0.35%
CCC-	0.66%
NR	3.90%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,038.10	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.26	$3.85
Class B
Actual	$1,000.00	$1,033.90	$7.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.25	$7.89
Class C
Actual	$1,000.00	$1,034.90	$7.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$7.03
Class F
Actual	$1,000.00	$1,038.70	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.76	$3.35
Class F3
Actual	$1,000.00	$1,038.00	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.58
Class I
Actual	$1,000.00	$1,039.10	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.26	$2.84

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.76% for Class A, 1.56% for Class B, 1.39% for Class C, 0.66% for Class F, 0.52% for Class F3 and 0.56% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, B, C, F and I) and multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	2.12%
AA+	4.17%
AA	11.10%
AA-	12.11%
A+	11.37%
A	9.35%
A-	10.66%
BBB+	9.51%
BBB	7.84%
BBB-	9.93%
Credit Rating: S&P or Moody’s(a)	%*
BB+	1.10%
BB	1.63%
BB-	1.41%
B+	0.11%
B	0.45%
B-	1.59%
CCC+	0.11%
CC	0.38%
CCC-	0.03%
NR	5.03%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,039.40	$4.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.00
Class C
Actual	$1,000.00	$1,036.20	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.18
Class F
Actual	$1,000.00	$1,039.90	$3.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.50
Class F3
Actual	$1,000.00	$1,041.10	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$2.78
Class I
Actual	$1,000.00	$1,040.40	$3.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99
Class T
Actual	$1,000.00	$1,010.40	$1.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,007.49	$1.32

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.42% for Class C, 0.69% for Class F, 0.56% for Class F3, 0.59% for Class I and 0.75% for Class T) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F and I), multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3) and multiplied by 64/365 (to reflect the period from July 28, 2017, commencement of operations to September 30, 2017, for Class T).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.48%
AA+	0.10%
AA	1.78%
AA-	0.45%
A+	1.00%
A	2.44%
A-	2.36%
BBB+	4.83%
BBB	3.83%
BBB-	11.72%
BB+	6.65%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.
Credit Rating: S&P or Moody’s(a)	%*
BB	4.99%
BB-	6.14%
B+	2.07%
B	6.44%
B-	6.08%
CCC+	0.58%
CCC	0.60%
CC	1.08%
C	0.10%
CCC-	2.19%
NR	34.09%
Total	100.00%

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,032.30	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.31	$2.79
Class C
Actual	$1,000.00	$1,028.50	$6.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.48
Class F
Actual	$1,000.00	$1,032.80	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class F3
Actual	$1,000.00	$1,033.30	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.44
Class I
Actual	$1,000.00	$1,033.30	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.28% for Class C, 0.45% for Class F, 0.29% for Class F3 and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F and I) and multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AA	4.20%
AA-	1.25%
A+	3.38%
A	4.57%
A-	6.27%
BBB+	12.94%
BBB	10.08%
BBB-	12.86%
BB+	6.01%
BB	4.27%
BB-	7.20%
Credit Rating: S&P or Moody’s(a)	%*
B+	1.13%
B	5.41%
B-	4.94%
CCC+	0.82%
CCC	0.43%
CC	0.16%
C	0.01%
CCC-	1.39%
NR	12.68%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,034.10	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.00
Class C
Actual	$1,000.00	$1,029.80	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.28
Class F
Actual	$1,000.00	$1,034.60	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.61	$3.50
Class F3
Actual	$1,000.00	$1,033.00	$2.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.58
Class I
Actual	$1,000.00	$1,034.20	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.44% for Class C, 0.69% for Class F, 0.52% for Class F3 and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F and I), and multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3)

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	0.66%
AA+	1.86%
AA	21.62%
AA-	18.41%
A+	9.92%
A	3.42%
A-	6.57%
BBB+	11.04%
BBB	4.77%
BBB-	7.84%
BB+	1.06%
Credit Rating: S&P or Moody’s(a)	%*
BB	1.10%
BB-	0.34%
B+	0.35%
B	0.35%
B-	1.76%
CCC+	0.12%
CCC	0.34%
CC	0.30%
CCC-	0.42%
NR	7.75%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,034.60	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.15
Class F
Actual	$1,000.00	$1,035.10	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.46	$3.65
Class F3
Actual	$1,000.00	$1,035.50	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$2.88
Class I
Actual	$1,000.00	$1,035.60	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.96	$3.14

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3 and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, F and I) and multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	4.88%
AA+	2.70%
AA	9.78%
AA-	12.34%
A+	11.13%
A	4.65%
A-	5.77%
BBB+	25.05%
BBB	2.13%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	9.30%
BB	0.80%
BB-	4.90%
B	0.22%
CC	0.34%
CCC-	0.72%
NR	5.29%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	4/1/17	9/30/17	4/1/17 - 9/30/17
Class A
Actual	$1,000.00	$1,026.80	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class C
Actual	$1,000.00	$1,023.60	$7.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.13
Class F
Actual	$1,000.00	$1,027.30	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.45
Class F3
Actual	$1,000.00	$1,026.70	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$2.78
Class I
Actual	$1,000.00	$1,027.90	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.16	$2.94

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.41% for Class C, 0.68% for Class F, 0.56% for Class F3 and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period for Classes A, C, F and I) and multiplied by 179/365 (to reflect the period from April 4, 2017, commencement of operations, to September 30, 2017, for Class F3).

Portfolio Holdings Presented by Credit Rating

September 30, 2017

Credit Rating: S&P or Moody’s(a)	%*
AAA	15.64%
AA+	6.24%
AA	17.01%
AA-	11.95%
A+	4.96%
A	2.68%
A-	13.63%
BBB+	4.45%
BBB	5.14%
Credit Rating: S&P or Moody’s(a)	%*
BBB-	7.78%
BB+	1.03%
BB-	1.46%
B-	0.55%
CC	0.43%
CCC-	0.88%
NR	6.17%
Total	100.00%

(a)	Certain investments have been rated by Fitch Ratings, Inc.
*	Represents percent of total investments.

Schedule of Investments

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 78.14%

Corporate-Backed 2.81%
Burke Co Dev–Oglethorpe Power	2.40%	#,(c)	1/1/2040	A-		$3,005	$3,011,521
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,490,498
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B		1,925	1,989,372
Miami Dade Co IDA–Waste Mgmt Rmkt	1.50%	#	10/1/2018	A-		4,000	4,021,320
Mobile IDB–AL Power Co	1.625%	#(c)	7/15/2034	A1		3,000	3,002,220
Montgomery Co IDA–Peco Generation	2.50%	#(c)	10/1/2030	BBB		5,000	5,045,900
Montgomery Co IDA–Peco Generation	2.55%	#(c)	6/1/2029	BBB		5,000	5,055,250
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	BB-		1,000	1,000,600
NJ EDA–Sch Facs	5.00%		11/1/2024	BBB+		5,000	5,657,150
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB		3,500	3,727,325
Valdez Marine Term–BP Rmkt	5.00%		1/1/2018	A1		9,075	9,167,293
Total							45,168,449

Education 6.46%
CA State Univ Sys	5.00%		11/1/2019	Aa2		2,000	2,166,680
CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,601,400
CA State Univ Sys	5.00%		11/1/2020	Aa2		1,700	1,904,476
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,344,670
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,399,450
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB-	(d)	2,735	2,692,252
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		1,720	1,786,461
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		280	288,154
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,706,935
NC Cap Facs–High Point Univ	5.00%		5/1/2018	A-		1,640	1,673,735
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,220,170
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,260,940
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Baa3		1,000	1,035,060
NY Dorm–SUNY	4.00%		7/1/2020	Aa3		2,000	2,152,400
NY Dorm–SUNY	5.00%		7/1/2021	Aa3		2,000	2,271,120
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	4,071,947
Texas A&M Univ	5.00%		5/15/2019	AAA		7,200	7,661,808
Texas A&M Univ	5.00%		5/15/2023	AAA		11,355	13,467,711
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3		445	500,950
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3		1,000	1,146,810
Univ of MA Bldg Auth	5.00%		11/1/2021	Aa2		5,150	5,910,964

26	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Univ of North Carolina–Chapel Hill	1.579% (1 Mo. LIBOR * .67 + .75%)	#	12/1/2041	AAA	$25,000	$25,005,750
VA College Bldg Auth	5.00%		2/1/2021	AA+	9,350	10,499,021
Total						103,768,864

General Obligation 19.18%
Arlington Co GO	5.00%		8/15/2020	AAA	5,165	5,736,507
Boston GO	5.00%		4/1/2021	AAA	5,000	5,663,000
CA State GO	1.564% (1 Mo. LIBOR * .70 + .70%)	#	12/1/2028	AA-	8,000	8,090,320
CA State GO	1.626% (1 Mo. LIBOR * .70 + .76%)	#	12/1/2031	AA-	2,000	2,032,120
CA State GO	5.00%		9/1/2020	AA-	10,000	11,120,300
CA State GO	5.00%		11/1/2024	Aa3	5,000	6,084,700
CA State GO	5.50%		4/1/2019	AA-	8,715	9,296,639
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,848,974
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2019	AA+	1,250	1,333,175
Cook Co GO	5.00%		11/15/2017	AA-	5,010	5,033,597
CT State GO	5.00%		2/15/2021	A+	6,350	6,674,231
CT State GO	5.00%		8/15/2021	A+	5,000	5,592,950
Dallas ISD PSF GTD	5.00%	#(c)	2/15/2036	AAA	5,000	5,401,650
GA State GO	4.00%		10/1/2022	AAA	10,000	11,244,800
HI State GO	5.00%		11/1/2021	AA+	5,000	5,728,100
Honolulu GO	1.26% (MUNIPSA * 1 + .32%)	#	9/1/2026	Aa1	3,500	3,500,455
Honolulu GO	1.26% (MUNIPSA * 1 + .32%)	#	9/1/2027	Aa1	3,500	3,500,455
Honolulu GO	1.26% (MUNIPSA * 1 + .32%)	#	9/1/2028	Aa1	2,500	2,500,325
Houston ISD PSF GTD	5.00%		2/15/2019	AAA	8,570	9,029,266
IL State GO	5.00%		2/1/2020	BBB-	820	867,773
IL State GO	5.00%		6/1/2020	BBB-	14,735	15,696,753
Kansas City GO	5.00%		10/1/2020	AA-	1,345	1,481,087
Los Angeles CCD	2.00%		8/1/2022	AA+	775	802,141
Met Nashville & Davidson Co	5.00%		7/1/2021	AA	7,500	8,534,475
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A+	6,500	6,996,925
Nassau Co GO	5.00%		1/1/2021	A+	18,405	20,523,968
NJ EDA–Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,000	3,194,520
NJ State GO	5.00%		6/1/2019	A-	13,400	14,195,960

See Notes to Financial Statements.	27

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Northside ISD PSF GTD	2.00%	#(c)	6/1/2039	Aaa	$975	$987,139
Northside ISD PSF GTD	2.00%	#(c)	8/1/2044	Aaa	5,285	5,356,348
NY Dorm–Sch Dist Fin	5.00%		10/1/2021	A+	10,000	11,398,000
NYC GO	5.00%		8/1/2019	AA	5,585	5,983,266
NYC GO	5.00%		8/1/2019	AA	14,885	15,946,449
NYC GO	5.00%		8/1/2021	AA	7,410	8,439,323
PA State GO	5.00%		7/1/2019	Aa3	7,500	8,002,500
PA State GO	5.00%		8/15/2020	Aa3	10,000	11,037,700
Philadelphia Sch Dist	5.00%		9/1/2020	A2	2,500	2,719,925
Poughkeepsie GO	4.00%		5/4/2018	NR	1,200	1,206,324
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	7,050	7,442,333
South Carolina GO	5.00%		10/1/2022	Aaa	7,500	8,813,925
WA State GO	5.00%		2/1/2019	AA+	5,640	5,934,464
WI State GO	5.00%		5/1/2019	Aa1	8,440	8,960,242
WI State GO	5.00%		5/1/2019	Aa1	5,025	5,334,741
WI State GO	5.00%		5/1/2020	Aa1	7,110	7,818,511
WI State GO	5.00%		11/1/2022	Aa1	5,000	5,865,850
Total						307,952,206

Health Care 10.03%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3	1,860	1,963,007
AZ Hlth Facs–Phoenix Childrens Hsp	2.79% (MUNIPSA * 1 + 1.85%)	#	2/1/2048	BBB+	11,500	11,711,945
CA Hlth–Prov St Josephs	1.25%	#(c)	10/1/2036	AA-	12,000	12,045,840
CA Hlth–St Joseph Hlth	5.00%	#(c)	7/1/2034	AA-	1,800	2,106,702
CA Hlth–St Joseph Hlth	5.00%	#(c)	7/1/2043	AA-	5,000	5,373,150
CA Hlth Facs–Kaiser Permanente	5.00%		11/1/2027	AA-	5,200	6,536,296
CO Hlth Facs–Christian Living Nghbrhds	4.00%		1/1/2021	NR	350	365,586
CT Hlth & Ed–Yale New Haven Hsp	1.379% (1 Mo. LIBOR * .67 + .55%)	#	7/1/2049	AA-	10,000	10,000,100
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	Baa3	1,500	1,702,185
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1	1,215	1,372,731
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR	3,340	3,420,527
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2	1,345	1,604,101
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2022	AA+	8,160	9,456,869
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2020	A	1,850	2,058,384
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2021	A	1,350	1,536,192

28	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	$1,225	$1,352,915
IL Fin Auth–Presence Health	5.00%		2/15/2021	BBB-		5,095	5,577,955
IL Fin Auth–Presence Health	5.00%		2/15/2022	BBB-		4,000	4,447,920
IL Fin Auth–Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,075,900
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	553,890
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	789,360
Karnes Co Hsp Dist	4.00%		2/1/2019	A	(d)	1,040	1,058,418
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	805	875,711
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2025	BB+	(d)	650	733,467
MA DFA–CareGroup	5.00%		7/1/2021	A-		5,000	5,646,500
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,276,120
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2022	A3		1,750	2,027,165
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa2		1,235	1,317,547
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa2		2,000	2,180,360
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,041,652
MS Equip Facs–MS Baptist Hlth	2.24% (MUNIPSA * 1 + 1.30%)	#	8/15/2036	BBB+		7,000	7,019,810
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,010,240
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,503,128
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,382,569
NC Med–Southminster	5.00%		10/1/2023	NR		750	832,170
NH Hlth & Ed–Hillside Village†	3.50%		7/1/2022	NR		400	401,532
NJ Hlth–AHS Hsp Corp	5.00%		7/1/2022	AA-		2,500	2,893,000
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	NR		3,900	4,705,662
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	1,011,114
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2019	Baa3		1,500	1,563,765
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	Baa3		1,000	1,058,110
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	Baa3		1,200	1,283,436
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,602,664
Palomar Hlth	5.00%		11/1/2021	BBB-		500	556,375
Rockville Eco Dev–Ingleside at King Farm(e)	2.50%		11/1/2024	BB	(d)	1,400	1,402,702
San Buenaventura–Cmnty Mem Hlth	5.25%		12/1/2017	BB+		1,750	1,759,643
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB+		1,800	1,876,392
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		1,435	1,472,999
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(d)	3,750	3,999,225
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,485,825
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	A+		1,230	1,331,155

See Notes to Financial Statements.	29

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	A+		$1,255	$1,400,856
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(d)	1,240	1,241,029
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		550	551,139
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(d)	500	581,375
WA Hlth–Fred Hutchinson Cancer Ctr	1.927% (1 Mo. LIBOR * .67 + 1.10%)	#	1/1/2042	A		4,000	4,013,120
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,200	1,200,396
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		500	501,840
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(d)	1,100	1,113,695
Total							160,963,461

Housing 0.23%
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2020	Baa1		575	631,896
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2021	Baa1		825	932,490
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2022	Baa1		1,000	1,157,960
WA Hsg–Emerald Heights	4.00%		7/1/2018	A-	(d)	1,000	1,020,070
Total							3,742,416

Lease Obligations 3.62%
Broward Co Sch Brd COP	5.00%		7/1/2020	Aa3		7,350	8,093,305
Buncombe Co Ltd Oblig	5.00%		6/1/2019	AA+		800	852,576
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	826,283
CA Pub Wks–Dept of Correction	5.00%		1/1/2020	A+		5,000	5,435,700
CA Pub Wks–Lease Rev	5.00%		10/1/2026	A+		1,500	1,850,685
CA Pub Wks–Lease Rev	5.00%		10/1/2027	A+		3,300	4,104,870
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2021	A1		5,000	5,655,750
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA		1,000	1,074,150
Los Angeles Mun Impt Corp	5.00%		3/1/2019	AA-		9,500	10,037,985
Los Angeles Mun Impt Corp	5.00%		11/1/2020	AA-		5,405	6,039,385
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	BBB+		1,250	1,317,287
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+		900	997,785
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		1,250	1,415,075
NJ EDA–Sch Facs (AMBAC)	5.50%		12/15/2019	BBB+		5,000	5,378,000
South Florida Wtr Mgt Dist COP	5.00%		10/1/2021	AA		1,235	1,406,097
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA		1,500	1,742,310
Twin Rivers USD COP (AGM)	3.20%	#(c)	6/1/2041	AA		1,910	1,909,962
Total							58,137,205

30	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue 3.51%
Black Belt Energy–RBC	4.00%	#(c)	7/1/2046	A1	$8,000	$8,644,400
Black Belt Energy–RBC	4.00%	#(c)	8/1/2047	A1	2,125	2,331,252
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2020	BBB-	500	551,125
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2021	BBB-	1,105	1,253,689
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,446,175
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,720,406
CA Infra–Paul Getty Trust	1.291% (3 Mo. LIBOR * .70 + .37%)	#	4/1/2038	AAA	7,500	7,538,625
CA Sch Fin Auth–Ocean Charter†	6.00%		1/1/2019	NR	1,000	998,450
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	Ba1	110	111,484
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,524,921
PA Econ Dev–Unemployment Comp	5.00%		7/1/2019	Aaa	5,000	5,339,500
PA IDA–Economic Dev	5.00%		7/1/2018	A+	2,595	2,670,385
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	1,090	1,094,829
SC Transp Infra Bank	5.00%		10/1/2020	A1	6,470	7,176,847
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,000	5,847,600
Total						56,249,688

Special Tax 1.60%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	1,050	1,144,332
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,142,240
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,324,280
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,283,438
CT Spl Tax–Trans Infra	5.00%		9/1/2020	AA	6,500	7,139,730
CT Spl Tax–Trans Infra	5.00%		9/1/2021	AA	5,000	5,625,750
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,073,150
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2021	AA	1,000	1,130,830
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,883,217
Total						25,746,967

Tax Revenue 5.05%
AZ Transp Brd–Excise Tax	5.00%		7/1/2025	AA+	5,000	6,159,800
Dallas Area Rapid Transit	5.00%		12/1/2019	AA+	2,000	2,167,900
FL Dept Env Protn–Florida Forever	5.00%		7/1/2021	AA-	7,610	8,650,591
FL Dept Env Protn–Florida Forever	5.00%		7/1/2022	AA-	3,410	3,966,410
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,338,640
LA Gas & Fuel Tax	5.00%		5/1/2025	AA	1,250	1,516,363
NM State Severance Tax	5.00%		7/1/2021	Aa2	9,910	11,257,364

See Notes to Financial Statements.	31

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
NY UDC–PIT	5.00%		3/15/2031	AAA	$7,875	$9,493,391
NYC TFA–Future Tax	5.00%		11/1/2021	AAA	5,260	6,039,479
Orange Co Tourist Tax	5.00%		10/1/2025	AA-	7,500	9,142,275
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,988,821
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2019	AAA	6,355	6,788,856
Phoenix Excise Tax	5.00%		7/1/2019	AA+	2,615	2,793,526
TX Trsp Commn	5.00%		4/1/2022	AAA	5,000	5,786,150
Total						81,089,566

Tobacco 1.76%
Golden St Tobacco	5.00%		6/1/2020	A+	5,300	5,853,797
Inland Empire Tobacco	4.625%		6/1/2021	NR	1,810	1,810,616
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	6,010	6,807,527
Tobacco Settlement Auth WA	5.00%		6/1/2018	A	2,000	2,048,920
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,287,254
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BBB+	4,745	4,761,560
TSASC	5.00%		6/1/2021	A	1,500	1,670,430
Total						28,240,104

Transportation 11.96%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,077,970
Bay Area Toll Auth	1.459% (3 Mo. LIBOR * .70 + .55%)	#	4/1/2045	AA+	10,800	10,864,800
Bay Area Toll Auth	1.64% (MUNIPSA * 1 + .70%)	#	4/1/2047	AA	8,000	8,027,040
Bay Area Toll Auth	1.875%	#(c)	4/1/2034	AA	15,000	15,190,050
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,351,296
Central TX Mobility Auth	5.00%	#(c)	1/1/2045	BBB+	5,000	5,481,450
Central TX Tpk	5.00%	#(c)	8/15/2042	A-	8,000	8,678,880
Chicago O’Hare Arpt	5.00%		1/1/2020	A	4,000	4,336,480
Chicago O’Hare Arpt	5.00%		1/1/2021	A	1,500	1,675,230
Chicago Trans Auth	5.00%		6/1/2025	NR	2,000	2,335,940
Cleveland Arpt (AGM)	5.00%		1/1/2021	AA	450	502,263
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	520,443
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA	1,000	1,165,970
Denver City & Co Arpt	1.726% (1 Mo. LIBOR * .70 + .86%)	#	11/15/2031	A+	3,000	3,022,080
E470 Pub Hwy Auth	1.877% (1 Mo. LIBOR * .67 + 1.05%)	#	9/1/2039	A-	2,000	2,031,740

32	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
E470 Pub Hwy Auth	5.00%		9/1/2019	A-		$1,000	$1,071,570
FL Tpk Auth–Dept Trans	5.00%		7/1/2020	Aa2		6,075	6,701,515
IL Reg Trans Dist	5.00%		7/1/2024	AA	(d)	2,000	2,364,280
IL Reg Trans Dist	5.00%		7/1/2025	AA	(d)	2,500	2,984,075
IL Toll Hwy Auth	5.00%		12/1/2019	AA-		7,500	8,111,100
LA Offshore Term Auth–LOOP	2.00%	#(c)	10/1/2040	BBB+		2,000	2,000,940
Los Angeles Dept Arpts–LAX	4.00%		5/15/2020	AA-		225	242,145
MD Dept Trans	5.00%		12/15/2021	AAA		10,000	11,520,700
MTA NY	1.669% (1 Mo. LIBOR * .67 + .84%)	#	11/1/2030	AA-		7,305	7,308,141
MTA NY	5.00%		11/15/2018	AA-		3,235	3,377,922
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,818,795
NH Turnpike Sys	5.00%		10/1/2020	A+		5,000	5,543,150
NH Turnpike Sys	5.00%		10/1/2021	A+		5,000	5,690,650
NJ Tpk Auth(e)	Zero Coupon (1 Mo. LIBOR * .70 + .75%)	#	1/1/2030	NR		2,500	2,501,100	(f)
NJ Tpk Auth	5.00%		1/1/2020	A+		5,000	5,419,400
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,921,696
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,000	7,908,180
North TX Twy Auth	5.00%		1/1/2020	A1		2,500	2,710,300
NY Twy Auth	5.00%		5/1/2019	A-		15,725	16,681,552
NY Twy Auth	5.00%		1/1/2020	A		2,000	2,171,480
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	AA-		1,280	1,312,256
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%		7/1/2022	AA		2,000	2,321,360
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-		3,750	3,920,850
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-		5,000	5,747,850
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,926,160
Wayne Co Arpt(e)	5.00%		12/1/2020	A		2,310	2,574,795
Wayne Co Arpt(e)	5.00%		12/1/2021	A		3,000	3,428,580
Wayne Co Arpt(e)	5.00%		12/1/2022	A		1,500	1,748,865
WI State Trans Rev	5.00%		7/1/2022	AA+		2,300	2,678,741
Total							191,969,780

Utilities 11.93%
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	Aa2		2,500	2,608,025
Austin City Water	5.00%		5/15/2021	AA		3,505	3,972,322
Austin City Water	5.00%		11/15/2025	Aa2		2,000	2,450,780

See Notes to Financial Statements.	33

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
CA Dept Wtr Res Wtr–Central Valley	1.31% (MUNIPSA * 1 + .37%)	#	12/1/2035	AAA	$8,500	$8,505,695
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR	205	222,439
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,102,710
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,251,620
Chicago Water	5.00%		11/1/2021	A	1,125	1,263,555
Chicago Water	5.00%		11/1/2022	A	1,000	1,143,110
CO Public Auth–ML	5.75%		11/15/2018	BBB+	3,160	3,250,123
Detroit Water	5.00%		7/1/2021	A-	420	468,124
Detroit Water	5.00%		7/1/2022	A-	500	567,800
E Baton Rouge Swr Comm	1.366% (1 Mo. LIBOR * .70 + .50%)	#	2/1/2046	AA-	7,045	7,046,550
Farmington Poll Ctl–NM Pub Svc	1.875%	#(c)	4/1/2033	BBB+	4,000	3,994,640
Floyd Co Dev–GA Power	2.35%	#(c)	7/1/2022	A3	1,500	1,511,955
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,070,150
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,688,820
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,494,750
IL Fin Auth–Clean Wtr Init	5.00%		7/1/2020	AAA	5,000	5,517,050
IL Fin Auth–Clean Wtr Init	5.00%		1/1/2023	NR	1,500	1,753,065
IL Fin Auth–Peoples Gas	1.875%	#(c)	2/1/2033	Aa3	6,500	6,488,365
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,507,873
JEA Elec Sys	5.00%		10/1/2020	A+	635	704,971
JEA Elec Sys	5.00%		10/1/2020	NR	150	166,763
JEA Elec Sys	5.00%		10/1/2020	NR	2,835	3,151,811
JEA Elec Sys	5.00%		10/1/2020	Aa3	4,490	4,973,573
Lehigh Co IDA–PPL Elec Util	1.80%	#(c)	2/15/2027	A1	4,000	3,974,080
Lehigh Co IDA–PPL Elec Util	1.80%	#(c)	9/1/2029	A1	3,000	2,980,410
Long Island Power Auth	1.516% (1 Mo. LIBOR * .70 + .65%)	#	5/1/2033	A-	10,000	10,013,900
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#(c)	6/1/2043	BBB+	7,500	7,604,550
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	7,751,730
MI Strat Fund–Detroit Edison	1.45%	#(c)	9/1/2030	Aa3	2,000	1,978,160
MO Joint Muni Elec Util Commn	5.00%		1/1/2020	A2	2,000	2,165,900
Modesto Irrigation Dist	5.00%		10/1/2021	A+	1,605	1,840,149
OH Air Quality–FirstEnergy	3.75%	#(c)	12/1/2023	Caa1	3,000	1,370,730
OH Air Quality–FirstEnergy	5.625%		6/1/2018	B1	2,000	1,990,180
PA Econ Dev–Waste Mgmt	1.50%	#(c)	11/1/2021	A-	3,000	3,006,360
Peninsula Ports Auth–Dominion	1.55%	#(c)	10/1/2033	BBB	3,000	2,996,490

34	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Philadelphia Gas Works	5.00%		8/1/2019	A	$7,500	$8,020,650
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,204,180
Philadelphia Gas Works	5.00%		8/1/2022	A	750	864,982
Philadelphia Gas Works	5.00%		8/1/2023	A	850	996,744
Philadelphia Gas Works	5.00%		8/1/2024	A	800	950,192
Philadelphia Water & Wastewater	5.00%		7/1/2019	A+	2,390	2,552,711
Philadelphia Water & Wastewater	5.00%		7/1/2020	A+	4,500	4,958,910
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,066,797
Portland Sewer Sys	5.00%		10/1/2022	AA	5,000	5,849,550
PR Elec Pwr Auth(g)	5.25%		7/1/2018	Ca	2,000	963,180
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,963,437
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2021	A+	5,125	5,790,532
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2019	AA	1,750	1,878,012
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,107,780
TEAC–Goldman Sachs	5.25%		9/1/2018	A3	5,755	5,968,165
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	3,000	3,146,430
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,084,750
Utility Debt Sec Auth–LIPA	5.00%		9/1/2022	A-	2,000	2,323,000
Western Muni Water Dist	1.50%	#(c)	10/1/2039	AA+	5,000	5,032,250
Wise Co IDA–VA Elec & Pwr Co	2.15%	#(c)	10/1/2040	A2	5,425	5,523,464
York Co EDA–VA Elec & Pwr Co	1.875%	#(c)	5/1/2033	A2	3,750	3,781,425
Total						191,576,419
Total Municipal Bonds (cost $1,245,741,999)						1,254,605,125

SHORT-TERM INVESTMENTS 21.95%

Municipal Bonds 0.68%

General Obligations 0.68%
Oyster Bay GO	2.50%		6/1/2018	NR	2,750	2,759,873
Rockland Co GO	2.50%		3/22/2018	NR	8,000	8,041,760
Total Municipal Bonds (cost $10,800,367)						10,801,633

	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date

Variable Rate Demand Notes 21.27%

Corporate-Backed 3.22%
Columbia IDB–Alabama Pwr	1.04%	10/2/2017	12/1/2037	A1	31,650	31,650,000
St James Parish–Nucor Steel	1.05%	10/4/2017	11/1/2040	A-	20,000	20,000,000
Total						51,650,000

See Notes to Financial Statements.	35

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education 0.28%
Met Govt Nashville H & E–Fisk Univ	1.15%	10/5/2017	12/1/2020	NR	$4,535	$4,535,000

General Obligation 3.56%
NYC GO	0.93%	10/2/2017	8/1/2040	AAA	4,700	4,700,000
NYC GO	0.94%	10/2/2017	6/1/2044	AA	27,015	27,015,000
NYC GO	0.94%	10/2/2017	10/1/2039	Aa1	19,005	19,005,000
NYC GO	0.97%	10/2/2017	8/1/2038	AA	6,450	6,450,000
Total						57,170,000

Health Care 4.41%
AR DFA–Baptist Mem Hlth	1.21%	10/5/2017	9/1/2044	BBB+	15,000	15,000,000
IL Fin Auth–Advocate Hlth	0.93%	10/4/2017	11/1/2038	AA+	31,375	31,375,000
NJ Hlth–Christian Hlth Care Ctr	1.24%	10/5/2017	7/1/2038	A-	7,015	7,015,000
NM Hsp–Presbyterian Hlthcare	0.95%	10/2/2017	8/1/2034	AA	17,350	17,350,000
Total						70,740,000

Housing 1.50%
IN Hsg & Cmnty Dev–SF Mtge Rev	1.02%	10/2/2017	7/1/2047	Aaa	22,000	22,000,000
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	1.02%	10/2/2017	7/1/2039	Aaa	2,140	2,140,000
Total						24,140,000

Money Market Securities 0.22%
NYC Muni Water	1.03%	10/2/2017	11/1/2022	AAA	3,590	3,590,000

Other Revenue 0.77%
Pima Co IDA–Clark Co Detention†	1.19%	10/5/2017	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed–Maranatha Baptist	1.70%	10/5/2017	8/1/2026	BBB+	5,900	5,900,000
Total						12,400,000

Tax Revenue 0.43%
NYC TFA–Future Tax	0.98%	10/2/2017	11/1/2022	AAA	6,830	6,830,000

Utilities 6.88%
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2041	A-	46,400	46,400,000
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2029	A-	4,300	4,300,000
NYC Muni Water	0.98%	10/2/2017	8/1/2031	AAA	3,655	3,655,000
NYC Muni Water	1.03%	10/2/2017	8/1/2022	AAA	3,850	3,850,000
NYC Muni Water	1.03%	10/2/2017	6/15/2032	AA+	28,150	28,150,000

36	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION TAX FREE FUND September 30, 2017

Investments	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
St Lucie Co PCR–FL Pwr & Lt Co	0.99%	10/2/2017	9/1/2028	Aa2	$24,050	$24,050,000
Total						110,405,000
Total Variable Rate Demand Notes (cost $341,460,000)						341,460,000
Total Short-Term Investments (cost $352,260,367)						352,261,633
Total Investments in Securities 100.09% (cost $1,598,002,366)						1,606,866,758
Liabilities in Excess of Cash and Other Assets(i) (0.09%)						(1,464,041)
Net Assets 100.00%						$1,605,402,717

Open Futures Contracts at September 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	December 2017	285	Long	$33,717,341	$33,487,500	$(229,841)

Note: See Footnotes to Schedules of Investments on page 149 of this report.

See Notes to Financial Statements.	37

Schedule of Investments (concluded)

SHORT DURATION TAX FREE FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Transportation	$–	$189,468,680	$2,501,100	$191,969,780
Remaining Industries	–	1,073,436,978	–	1,073,436,978
Variable Rate Demand Notes	–	341,460,000	–	341,460,000
Total	$–	$1,604,365,658	$2,501,100	$1,606,866,758

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(229,841)	–	–	(229,841)
Total	$(229,841)	$–	$–	$(229,841)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$7,613,154
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	1,100
Purchases	2,500,000
Sales	–
Net Transfers into Level 3	–
Net Transfers out of Level 3	(7,613,154)
Balance as of September 30, 2017	$2,501,100
Change in unrealized appreciation/depreciation for year ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$1,100

38	See Notes to Financial Statements.

Schedule of Investments

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.02%

Corporate-Backed 6.43%
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B3	$2,300	$2,309,384
Babylon IDA–Covanta	5.00%		1/1/2019	AA	4,000	4,194,760
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	3,600	3,919,752
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	550	592,147
Burke Co Dev–Oglethorpe Power	2.40%	#(c)	1/1/2040	A-	4,000	4,008,680
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-	9,850	10,230,013
Citizens Property Insurance Corp	5.00%		6/1/2022	A+	12,500	14,171,625
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,750	1,911,455
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	2,980	3,156,893
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B	3,915	4,045,918
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	10,000	10,709,900
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	4,195	4,297,148
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	B	3,365	3,573,394
IN Fin Auth–US Steel	6.00%		12/1/2019	B	3,195	3,312,416
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1	9,425	10,983,895
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1	8,300	9,565,833
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	11,750	12,628,548
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA	2,000	2,308,100
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	6,780	7,652,518
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	1,800	2,005,128
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	1,500	1,525,920
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	Baa2	6,000	6,163,200
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-	8,000	8,448,000
MD EDC–Chesapeake Bay Hyatt(g)	5.00%		12/1/2016	NR	2,570	1,542,000
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BB+	7,500	7,294,575
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	BB-	6,420	6,423,852
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	1,650	1,713,096
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	6,725	7,411,083
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	13,820	15,126,543
NJ EDA–Sch Facs(e)	5.00%		6/15/2030	BBB+	2,000	2,227,320
NJ EDA–Sch Facs(e)	5.00%		6/15/2033	BBB+	2,000	2,191,300
NY Energy–Con Ed (XLCA)	1.365% (Auction Rate Based)	#	5/1/2032	A2	10,000	9,099,480
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-	4,960	5,440,227
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	3,730	3,886,175
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	2,330	2,683,578

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	$3,500	$3,843,000
OK DFA–Waste Mgmt	2.375%	#(c)	12/1/2021	A-	1,665	1,717,414
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,715	7,265,160
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	7,710	8,399,120
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB	10,500	11,181,975
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2030	Baa1	5,785	6,688,270
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-	5,000	5,482,350
Valdez Marine Term–BP	5.00%		1/1/2021	A1	10,000	11,144,500
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,265	1,420,734
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,879,550
West Pace Coop Dist(g)	9.125%		5/1/2039	NR	4,900	2,842,000	(f)
Whiting Env Facs–BP AMT	5.00%	#(c)	11/1/2045	A1	6,855	7,878,931
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1	5,000	5,611,800
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB	3,750	4,176,525
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB-	2,125	2,178,614
Total						282,463,799

Education 6.05%
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2021	Aa3	6,745	7,629,202
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1	420	478,367
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1	430	485,160
CA Fin Auth–Biola Univ	5.625%		10/1/2023	Baa1	1,015	1,061,954
CA State Univ Sys	5.00%		11/1/2024	Aa2	5,000	5,747,400
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750	3,408,790
Carnegie Mellon Univ	5.00%		8/1/2028	AA	2,000	2,484,440
Carnegie Mellon Univ	5.00%		8/1/2029	AA	1,605	1,981,019
Clemson Univ	5.00%		5/1/2027	Aa2	5,700	6,956,223
Cleveland State Univ	5.00%		6/1/2024	A+	1,775	2,010,081
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500	3,735,690
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-	8,230	9,414,626
Cuyahoga CCD	5.00%		8/1/2020	Aa2	1,800	1,950,894
Fulton Co Dev–GA Tech Athletic Assoc	5.00%		10/1/2022	A2	7,480	8,599,083
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3	1,000	1,002,650
IL Fin Auth–IL Inst of Tech	6.50%		2/1/2023	Baa3	2,000	2,091,420
IL Fin Auth–Loyola Univ Chicago	5.00%		7/1/2025	A	8,620	9,718,016
IL Fin Auth–Noble Chtr Sch	5.00%		9/1/2025	BBB	1,500	1,693,950
IL Fin Auth–Univ Chicago	5.00%		10/1/2030	Aa2	8,000	9,187,600
MA DFA–Boston Med Ctr	5.00%		7/1/2021	BBB	2,855	3,189,806

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
MA DFA–Emerson Clg	5.00%		1/1/2026	BBB+	$5,135	$6,185,005
MA DFA–Emerson Clg	5.00%		1/1/2027	BBB+	2,700	3,166,128
MA DFA–Emerson Clg	5.00%		1/1/2028	BBB+	1,810	2,104,161
MA DFA–Emmanuel College	5.00%		10/1/2032	Baa2	5,000	5,757,650
MA DFA–Harvard Univ	5.00%		7/15/2030	AAA	11,880	14,544,447
MA Hlth & Ed–Harvard Univ	5.25%		11/15/2019	NR	695	728,186
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3	4,465	4,964,321
Marietta Dev Auth–Life Univ	6.25%		6/15/2020	NR	1,150	1,191,906
NC Cap Facs–High Point Univ	5.00%		5/1/2032	A-	2,500	2,706,350
NH Hlth & Ed–Univ Sys of NH	5.50%		7/1/2020	AA-	1,890	2,034,963
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2025	A1	410	489,388
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2027	A1	3,560	4,273,602
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,944,700
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,796,200
NY Dorm–NYU	5.00%		7/1/2025	Aa2	500	614,760
NY Dorm–NYU	5.00%		7/1/2026	Aa2	1,600	1,978,944
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-	1,845	2,025,773
NY Dorm–Pace Univ	5.00%		5/1/2023	NR	20	23,673
NY Dorm–Pace Univ	5.00%		5/1/2023	BBB-	980	1,102,990
NY Dorm–Pace Univ	5.00%		5/1/2026	NR	20	23,673
NY Dorm–Pace Univ	5.00%		5/1/2026	BBB-	980	1,092,867
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000	2,401,420
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880	5,874,886
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	500	599,565
NY Dorm–SUNY	5.00%		7/1/2028	Aa3	4,110	4,899,367
NY Dorm–SUNY	5.00%		7/1/2029	Aa3	2,750	3,254,598
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa1	1,500	1,695,270
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa1	1,360	1,531,197
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	8,955,509
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A3	1,000	1,178,660
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A3	2,630	3,123,520
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A3	1,000	1,186,040
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A3	1,600	1,884,512
Univ California	5.00%		5/15/2026	AA	15,000	17,808,750
Univ California	5.00%	#(c)	5/15/2048	AA	10,000	11,884,300
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,346,588

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
Univ of North Carolina–Chapel Hill	1.579% (1 Mo. LIBOR *.67 + .75%)	#	12/1/2041	AAA	$15,000	$15,003,450
Univ of North Carolina–Wilmington	5.00%		6/1/2021	A1	1,950	2,198,898
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,856,839
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	3,045,453
UT Brd Regents–Univ UT	5.00%		8/1/2022	AA+	3,500	4,079,040
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	4,148,672
Total						265,532,592

General Obligation 20.73%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,854,400
Bellwood GO	6.15%		12/1/2032	A	3,770	4,474,425
CA State GO	1.626% (1 Mo. LIBOR * .70 + .76%)	#	12/1/2031	AA-	5,000	5,080,300
CA State GO	5.00%		9/1/2021	AA-	15,500	17,743,625
CA State GO	5.00%		2/1/2022	AA-	20,000	23,085,800
CA State GO	5.00%		9/1/2023	AA-	6,100	7,284,254
CA State GO	5.00%		3/1/2025	AA-	7,000	8,542,100
CA State GO	5.00%		10/1/2027	AA-	10,000	11,701,200
CA State GO	5.00%		11/1/2027	Aa3	5,000	6,269,450
CA State GO	5.00%		9/1/2030	AA-	10,000	11,950,600
CA State GO	5.25%		10/1/2020	AA-	10,120	10,973,521
CA State GO	5.25%		3/1/2022	AA-	6,320	6,953,454
CA State GO	5.25%		9/1/2024	AA-	10,000	11,555,200
Carmel IN–Bond Bank	5.00%		7/15/2027	AA+	2,305	2,803,456
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,606,060
Chicago Brd Ed	5.00%		12/1/2022	B	13,200	13,250,820
Chicago Brd Ed	5.00%		12/1/2031	B	3,100	3,087,352
Chicago Brd Ed†	6.75%		12/1/2030	NR	5,000	5,886,650
Chicago Brd Ed	9.00%	#(c)	3/1/2026	B	8,770	8,863,839
Chicago GO	5.00%		1/1/2022	BBB+	7,770	8,459,044
Chicago GO	5.00%		1/1/2024	BBB+	15,000	16,615,050
Chicago GO	5.00%		1/1/2025	BBB+	7,000	7,779,940
Chicago GO	5.00%		1/1/2031	BBB+	2,210	2,384,701
Chicago GO	5.00%		1/1/2034	BBB+	7,625	8,016,391
Chicago GO	5.125%		1/1/2027	BBB+	3,000	3,303,360
Chicago GO	5.25%		1/1/2028	BBB+	3,845	4,220,464
Chicago GO	5.625%		1/1/2030	BBB+	1,835	2,092,340
Chicago GO	6.00%		1/1/2038	BBB+	17,835	20,702,333

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago Met Water Reclmtn Dist	5.00%		12/1/2027	AA+	$4,600	$5,536,238
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2025	AA+	1,450	1,750,745
Clark Co GO	5.00%		11/1/2027	AA+	10,775	12,961,678
Clark CO Sch Dist	5.00%		6/15/2027	AA-	6,500	7,809,880
Cook Co GO	5.00%		11/15/2020	AA-	5,000	5,474,750
Cook Co GO	5.00%		11/15/2021	AA-	5,000	5,591,950
Cook Co GO	5.00%		11/15/2025	AA-	6,000	6,691,680
Cook CO GO	5.25%		11/15/2023	AA-	10,510	11,791,169
CT State GO	5.00%		10/15/2024	A+	7,500	8,666,625
CT State GO	5.00%		10/15/2028	A+	12,500	14,627,000
Dallas ISD PSF GTD	5.00%	#(c)	2/15/2036	AAA	17,500	19,999,525
DC GO (BHAC)	5.00%		6/1/2021	AA+	3,500	3,593,625
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	240	261,646
FL Brd Ed	5.00%		6/1/2023	AAA	5,000	5,792,200
Florida St Dept Trans	5.00%		7/1/2021	AAA	7,760	8,870,146
Fresno USD (NPFGC)(FGIC)	5.25%		2/1/2024	A+	3,285	3,955,501
Geneva USD(e)	5.00%		1/1/2028	AA+	1,125	1,356,885
Geneva USD(e)	5.00%		1/1/2029	AA+	2,200	2,629,484
Geneva USD(e)	5.00%		1/1/2030	AA+	1,400	1,661,968
Hawaii GO	5.00%		4/1/2024	AA+	13,610	16,388,345
HI State GO	5.00%		8/1/2026	AA+	7,590	9,084,395
HI State GO	5.00%		10/1/2026	AA+	5,500	6,836,720
Honolulu GO	5.00%		10/1/2029	Aa1	10,000	11,937,200
Houston GO	5.00%		3/1/2023	AA	4,000	4,681,840
Houston GO	5.00%		3/1/2024	AA	2,000	2,377,860
IL State GO	5.00%		2/1/2020	BBB-	2,175	2,301,716
IL State GO	5.00%		7/1/2022	BBB-	6,500	7,091,630
IL State GO	5.00%		8/1/2023	BBB-	5,350	5,899,926
IL State GO	5.00%		6/1/2024	BBB-	10,000	10,964,800
IL State GO	5.00%		8/1/2024	BBB-	14,565	15,607,271
IL State GO	5.00%		1/1/2027	BBB-	12,010	13,154,673
IL State GO	5.00%		11/1/2027	BBB-	5,000	5,481,000
IL State GO	5.00%		2/1/2028	BBB-	13,620	15,016,595
IL State GO	5.00%		2/1/2029	BBB-	5,440	5,970,781
IL State GO	5.00%		11/1/2029	BBB-	2,800	3,040,184
IL State GO	5.25%		7/1/2030	BBB-	5,430	5,861,631
IL State GO	5.25%		2/1/2034	BBB-	3,295	3,534,481

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	5.50%	7/1/2038	BBB-	$5,000	$5,402,500
LA State GO	5.00%	8/1/2025	AA-	8,660	10,297,952
LA State GO	5.00%	5/1/2028	AA-	11,180	13,140,525
Los Angeles CCD	4.00%	8/1/2027	AA+	700	814,611
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,874,942
Los Angeles GO	5.00%	9/1/2021	AA	5,180	5,949,075
Los Angeles USD	5.00%	7/1/2026	Aa2	10,000	12,541,400
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,144,837
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,519,685
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,825,150
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,555,840
MA State GO	5.00%	8/1/2024	Aa1	5,000	6,059,300
MA State GO	5.00%	9/1/2024	Aa1	1,505	1,750,375
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	10,180,933
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,788,031
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	12,133,900
NC Ltd Oblig	5.00%	5/1/2027	AA+	7,500	9,378,000
NJ State GO	5.00%	6/1/2027	A-	3,650	4,278,238
NJ State GO	5.00%	6/1/2029	A-	5,000	5,680,350
NV State GO	5.00%	11/1/2026	AA	7,500	9,022,050
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,709,700
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,957,350
NYC GO	5.00%	10/1/2021	AA	6,000	6,861,420
NYC GO	5.00%	8/1/2022	AA	10,010	11,384,473
NYC GO	5.00%	8/1/2024	AA	15,000	18,102,750
NYC GO	5.00%	8/1/2025	AA	12,000	14,224,680
NYC GO	5.00%	8/1/2025	AA	10,000	11,997,300
NYC GO	5.00%	8/1/2026	AA	5,235	5,990,410
Ohio St GO	5.00%	5/1/2025	Aa1	5,000	6,104,800
PA State GO	5.00%	1/15/2028	Aa3	10,000	11,958,700
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,437,340
Philadelphia Sch Dist (AGM)	5.00%	6/1/2030	AA	5,000	5,743,800
Philadelphia Sch Dist (AGM)	5.00%	6/1/2031	AA	5,000	5,709,550
Port Oakland AMT	5.00%	11/1/2023	A	5,095	6,003,897
Port Oakland AMT	5.00%	11/1/2024	A	6,100	7,288,707
Port Oakland AMT	5.00%	11/1/2025	A	2,875	3,467,739
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA	855	925,768

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Caa3		$550	$571,456
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Caa3		1,620	1,620,680
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(c)	7/1/2035	Caa3		4,245	4,611,343
RI State GO	5.00%		8/1/2022	AA		6,480	7,532,287
RI State GO	5.00%		8/1/2029	AA		7,500	9,249,675
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,497,382
San Francisco Co USD	5.00%		6/15/2027	Aa2		5,000	5,988,050
TX State GO	5.00%		10/1/2022	AAA		13,000	15,215,720
TX State GO	5.00%		10/1/2024	AAA		10,000	12,138,200
TX State GO	5.00%		10/1/2026	AAA		10,000	11,946,300
TX State GO	5.00%		10/1/2028	AAA		6,810	8,498,539
WA State GO	5.00%		8/1/2022	AA+		14,245	16,258,246
WA State GO	5.00%		1/1/2024	AA+		5,000	5,424,050
WI State GO	5.00%		11/1/2022	Aa1		5,205	6,106,350
Williamson Co GO	5.00%		2/15/2021	AAA		5,640	6,354,983
Total							910,013,211

Health Care 11.57%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB	(d)	4,000	4,396,080
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB	(d)	1,000	1,083,630
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,004,360
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	6,011,160
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		5,000	5,208,700
AR DFA–Baptist Mem Hlth	2.49% (MUNIPSA * 1 + 1.55%)	#	9/1/2044	BBB+		12,000	12,125,760
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(d)	2,020	2,214,587
AZ Hlth Facs–Phoenix Childrens Hsp	2.79% (MUNIPSA * 1 + 1.85%)	#	2/1/2048	BBB+		14,500	14,767,235
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,488,460
Banner Health	5.00%		1/1/2028	AA-		5,000	6,199,950
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,619,360
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,770,877
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,149,920
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,286,200
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,540,215
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,179,462
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,449,864
CA Hlth–City of Hope	5.00%		11/15/2023	A+		1,470	1,716,945

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2031	A+		$1,150	$1,374,308
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2032	A+		1,250	1,486,163
CA Hlth–Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,707,358
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	6,139,600
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2027	AA-		7,700	9,678,746
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,800,089
CA Stwde–Fountainview Gonda	3.00%	8/1/2021	AA-		3,340	3,344,275
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,675,100
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		4,500	5,006,835
CA Stwde–So Cal Presbyterian†	6.25%	11/15/2019	BBB-		1,020	1,073,825
Camden CO Impt Auth–Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,437,670
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,335,192
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,445,588
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,135,540
Cape Girardeau IDA–Southeast Hlth	5.00%	3/1/2036	BBB-		600	661,998
Church Home of Hartford†	3.25%	9/1/2021	BB	(d)	500	500,940
Clarke Co Hsp–Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,388,675
Clarke Co Hsp–Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,293,485
CO Hlth Facs–American Baptist	7.00%	8/1/2019	NR		810	853,457
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		600	627,744
CO Hlth Facs–Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,497,412
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,645,384
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,249,860
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2037	NR		5,000	5,395,300
DC Hsp–Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,054,297
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,128,637
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	882,160
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,664,715
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	NR		3,085	3,378,507
Eisenhower Med Ctr	5.00%	7/1/2029	Baa2		900	1,066,113
Eisenhower Med Ctr	5.00%	7/1/2031	Baa2		1,500	1,754,550
Eisenhower Med Ctr	5.00%	7/1/2033	Baa2		1,000	1,155,960
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,602,175
Franklin Hlth–Proton Therapy†	6.50%	6/1/2027	NR		5,000	5,165,500
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(d)	3,535	3,571,976
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(d)	2,000	2,104,960
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		385	395,992

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Guadalupe Co–Seguin City Hospital	5.25%	12/1/2035	BB		$3,000	$3,245,730
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,864,158
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(d)	1,385	1,575,604
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(d)	1,160	1,214,717
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(d)	545	565,296
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	A-	(d)	1,500	1,692,855
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BB+		1,015	1,090,942
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA		2,500	2,707,038
IL Fin Auth–Plymouth Place	5.00%	5/15/2030	BB+	(d)	1,690	1,790,842
IL Fin Auth–Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,911,975
Karnes Co Hsp Dist	5.00%	2/1/2024	A	(d)	1,710	1,863,284
Karnes Co Hsp Dist	5.00%	2/1/2034	A	(d)	1,000	1,067,460
Kirkwood IDA–Aberdeen Heights	5.25%	5/15/2037	BB	(d)	2,000	2,122,360
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,548,921
KY EDFA–Owensboro Hlth	5.00%	6/1/2029	Baa3		4,235	4,811,256
KY EDFA–Owensboro Hlth	5.00%	6/1/2032	Baa3		6,000	6,695,580
MA DFA–CareGroup	5.00%	7/1/2026	A-		5,985	7,252,922
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,192,004
MD Hlth & HI Ed–Univ MD Med Sys	5.00%	7/1/2020	NR		820	875,235
MD Hlth & HI Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		2,915	3,104,038
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,838,750
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,378,424
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,041,186
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,433,334
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,409,347
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,669,560
MN Agric & Econ Dev–Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,913,595
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,513,480
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,282,520
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,377,910
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,033,880
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		960	1,002,442
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,950,980
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,257,120
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	11,153,100
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,326,370

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		$2,550	$2,687,700
NC Med–Southminster	5.00%	10/1/2031	NR		1,750	1,890,193
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		1,250	1,288,300
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2031	BB+	(d)	850	913,019
NH Hlth & Ed–Hillside Village†	3.50%	7/1/2022	NR		1,200	1,204,596
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,845	1,845,111
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2023	AA-		2,750	3,241,287
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2024	AA-		3,200	3,831,808
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	AA-		70	72,092
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2028	NR		5,500	6,629,590
NJ Hlth–St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,486,784
NJ Hlth–St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,825,078
NJ Hlth–St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,243,660
NJ Hlth–St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,248,672
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,085,675
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,008,585
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,339,240
NJ Hlth–Virtua Hlth (AGC)	5.50%	7/1/2020	AA		5,455	5,880,326
NM Hsp–Haverland	5.00%	7/1/2032	BBB	(d)	1,000	1,061,850
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Baa3		1,000	1,050,890
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Baa3		1,500	1,725,720
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	Baa3		1,300	1,490,762
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2028	Baa3		2,000	2,270,360
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,689,920
Palomar Hlth	5.00%	11/1/2036	BBB-		2,980	3,305,625
Palomar Hlth Care Dist COP	5.25%	11/1/2021	BBB-		3,760	4,016,846
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,234,349
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,531,650
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	AA-		10,000	10,965,700
Rockville Eco Dev–Ingleside at King Farm(e)	2.50%	11/1/2024	BB	(d)	2,000	2,003,860
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,221,101
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	1,061,610
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB	(d)	750	827,265
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2023	A+		3,735	4,462,466
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2024	A+		4,500	5,467,815
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%	11/15/2020	BB	(d)	1,860	1,861,544
Tarrant Co Cultural–Buckner	3.875%	11/15/2022	NR		1,790	1,793,705

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(d)	$1,250	$1,408,938
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,562,704
Univ of CA	5.00%		5/15/2033	AA-		11,500	13,834,730
Univ of CA	5.00%		5/15/2034	AA-		12,250	14,667,782
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	NR		1,300	1,506,206
WA Hlth–Fred Hutchinson Cancer Ctr	1.927% (1 Mo. LIBOR * .67 + 1.10%)	#	1/1/2042	A		4,000	4,013,120
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,800	1,800,594
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,325	1,445,973
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(d)	1,350	1,493,870
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,413,624
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,512,645
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,154,420
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	A2		5,575	6,151,343
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(d)	1,100	1,113,695
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Baa3		3,450	3,770,608
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Baa3		2,275	2,454,816
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,031,500
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,013,140
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		1,055	1,079,202
Total							507,860,730

Housing 0.83%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		500	593,425
CA State GO	5.00%		11/1/2031	NR		10,000	12,184,900
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2024	Baa1		1,000	1,196,680
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,209,380
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,220,420
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	902,250
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(d)	1,500	1,552,470
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2030	BBB-		6,000	6,661,440
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,695,298
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,742,550
NYC IDA–Yankee Stadium (FGIC)	2.548% (CPI Based)	#	3/1/2021	Baa1		3,850	3,870,020
PA Hi Ed–Edinboro Univ	5.00%		7/1/2018	NR		60	61,766
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(d)	1,130	1,178,443
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(d)	1,000	1,138,030
Total							36,207,072

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations 5.60%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3	$5,000	$5,666,050
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+	3,000	3,549,900
CA Pub Wks–Lease Rev	5.00%		10/1/2029	A+	19,195	23,472,606
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+	3,250	3,667,820
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+	1,000	1,146,470
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+	4,200	4,854,402
Cleveland COP–Cleveland Stadium	5.00%		11/15/2019	A	2,450	2,626,890
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-	5,640	6,633,937
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA	3,800	4,049,660
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2020	A-	4,000	4,173,520
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A-	6,405	6,681,184
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA	5,930	6,692,301
Houston Co Coop Dist–Country Crossing(g)	10.00%		6/7/2013	NR	1,768	247,520	(f)
Hudson Yards	5.00%		2/15/2029	Aa3	3,500	4,278,925
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,000	3,325,110
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+	2,500	2,987,900
IN Fin Auth–Water	5.00%		2/1/2023	AAA	6,850	8,100,056
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-	7,470	8,297,004
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	A1	10,000	11,867,100
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1	3,200	3,735,584
LA PFA–Hurricane Recovery	5.00%		6/1/2024	A1	6,840	8,104,237
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA	1,250	1,462,188
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2	3,865	4,422,024
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2	6,915	7,911,590
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+	6,700	7,343,535
NJ EDA–Sch Facs	2.54% (MUNIPSA * 1 + 1.60%)	#	3/1/2028	BBB+	5,000	4,869,000
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+	5,085	5,756,983
NJ EDA–Sch Facs(e)	5.00%		6/15/2034	BBB+	3,000	3,274,230
NJ EDA–Sch Facs(e)	5.00%		6/15/2035	BBB+	1,000	1,086,350
NJ EDA–Sch Facs(e)	5.00%		6/15/2042	BBB+	1,400	1,499,876
NJ EDA–Sch Facs	5.25%		12/15/2020	BBB+	8,125	8,555,544
NJ EDA–Sch Facs	5.25%		9/1/2023	NR	3,455	3,903,908
NJ EDA–Sch Facs	5.25%		9/1/2023	BBB+	6,545	7,091,900
NJ EDA–Sch Facs	5.25%		9/1/2025	BBB+	5,550	5,983,677
NJ EDA–Sch Facs	5.50%		6/15/2029	BBB+	3,500	4,016,670
NJ EDA–Transit Proj	5.00%		5/1/2018	BBB+	1,425	1,453,571

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations (continued)
NJ EDA–Transit Proj	5.00%		5/1/2019	BBB+	$3,000	$3,150,540
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2020	A	1,000	1,114,520
NW Allen Sch Bldg Corp (AGM)	5.00%		7/15/2020	AA+	3,140	3,176,204
NY UDC–Svc Contract	5.00%		1/1/2022	AA	3,705	4,025,260
NYC TFA–Bldg Aid	5.00%		7/15/2026	AA	1,750	2,101,505
NYC TFA–Bldg Aid Oakland/Alameda Co Coliseum	5.00%		7/15/2028	AA	1,500	1,788,975
Auth–Oakland Coliseum	5.00%		2/1/2021	Aa3	8,750	9,849,700
Philadelphia Redev Auth	5.00%		4/15/2020	A+	3,525	3,805,837
Philadelphia Redev Auth	5.00%		4/15/2021	A+	2,000	2,212,340
Philadelphia Redev Auth	5.00%		4/15/2022	A+	5,195	5,850,401
Philadelphia Redev Auth	5.00%		4/15/2028	A+	4,380	5,027,145
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-	3,750	4,247,100
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2022	AA	1,000	1,163,350
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA	1,000	1,187,470
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,407,680
Twin Rivers USD COP (AGM)	3.20%	#(c)	6/1/2041	AA	1,910	1,909,962
Total						245,807,211

Other Revenue 3.95%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-	11,300	12,329,317
Baker Correctional Dev	8.00%		2/1/2030	NR	1,224	994,671
Black Belt Energy–RBC	4.00%	#(c)	8/1/2047	A1	6,375	6,993,758
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2023	BBB-	1,000	1,170,190
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2026	BBB-	5,420	6,491,859
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2027	BBB-	6,500	7,773,155
Brooklyn Arena LDC–Barclays Ctr	5.75%		7/15/2019	AA+	780	845,894
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,651,365
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1	5,425	6,186,290
CA Infra & Econ Dev–Gladstone Instn	5.25%		10/1/2026	A-	10,250	11,624,012
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,730	6,726,275
CA Sch Fin Auth–Aspire†	5.00%		8/1/2036	BBB	1,600	1,783,936
CA Sch Fin Auth–Ocean Charter†	6.00%		1/1/2019	NR	5,000	4,992,250
Chester Co IDA–Collegium Chtr Sch	5.25%		10/15/2032	BB+	6,410	6,707,809
Clarksville Nat Gas Aquis Corp–ML	5.00%		12/15/2021	Baa1	2,380	2,660,078
Cleveland Arpt	5.00%		1/1/2028	A-	2,500	2,781,025
Cleveland Arpt	5.00%		1/1/2029	A-	2,500	2,775,675
Clifton Higher Ed–IDEA Pub Schs	3.75%		8/15/2022	BBB+	2,770	2,979,024

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue (continued)
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB+		$915	$1,000,296
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,637,761
CT State Revolving Fund	5.00%	5/1/2029		AAA		2,000	2,467,600
CT State Revolving Fund	5.00%	5/1/2030		AAA		3,000	3,678,210
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,303,750
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(d)	3,000	3,365,220
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,265,260
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,153,100
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		605	630,362
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,444,333
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,466,520
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,908,200
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,622,550
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	10/1/2017		NR		700	420,000
Michigan St Strategic FD Escrow(j)	Zero Coupon	–	(k)	NR		400	40	(l)
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+		3,835	4,898,062
NY Dorm–PIT	5.25%	2/15/2023		Aa1		350	370,234
NYC Cultural–MOMA	4.00%	4/1/2027		AA		3,500	4,054,890
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,592,550
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,184,640
Philadelphia Gas Works	5.00%	10/1/2028		A		2,000	2,373,940
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB		2,350	2,454,082
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa1		2,400	2,762,904
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3		9,365	11,159,334
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3		5,000	5,793,400
Total							173,473,821

Special Tax 1.95%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2		5,500	5,967,115
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba1		1,250	1,388,538
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020		A2		1,300	1,363,505
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+		1,000	1,069,820
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+		1,500	1,647,090
Emeryville Redev Agy	5.00%	9/1/2021		A+		3,185	3,629,021
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA		1,950	2,349,555
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA		2,650	3,173,958
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039		NR		5,000	550,000	(f)
Miami World Ctr CDD	4.75%	11/1/2027		NR		750	790,455

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Special Tax (continued)
MTA NY–Hudson Rail Yards	5.00%	11/15/2046	A2		$22,000	$23,417,460
Orange Co CFD	5.00%	8/15/2033	NR		1,400	1,575,014
Orange Co CFD	5.00%	8/15/2035	NR		1,000	1,117,640
Orlando Redev TIF	5.25%	9/1/2021	A		6,415	6,880,344
Pittsburg Redev Agy	5.00%	8/1/2020	A		1,680	1,851,998
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA		1,875	2,124,188
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2024	AA		2,930	3,480,137
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA		3,500	4,202,310
Plaza Met Dist #1†	4.50%	12/1/2030	NR		4,300	4,393,138
Sparks Loc Impt Dists	6.50%	9/1/2020	NR		120	125,924
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		3,080	3,140,122
Village CDD #12	3.25%	5/1/2026	NR		4,000	4,071,840
Village CDD #9	5.00%	5/1/2022	NR		960	1,005,206
Village CDD #9	5.25%	5/1/2031	NR		1,710	1,853,589
Village CDD #9	5.75%	5/1/2021	NR		1,835	1,946,641	(f)
Village CDD #9	6.75%	5/1/2031	NR		2,350	2,650,565
Total						85,765,173

Tax Revenue 6.46%
AZ Transp Brd–Excise Tax	5.00%	7/1/2022	AA+		5,000	5,843,400
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,227,900
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,750	3,990,712
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+		3,000	3,444,210
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	8,720,372
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	6,130,250
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-		5,000	5,932,350
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,036,030
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,032,230
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,846,350
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA		2,400	2,878,464
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	6,149,950
LA Gas & Fuel Tax	5.00%	5/1/2028	AA		2,000	2,450,940
LA Gas & Fuels Tax	5.00%	5/1/2027	AA		750	929,723
LA Stadium & Expo Dist	5.00%	7/1/2021	A2		1,030	1,156,762
MA Sch Bldg Auth–Sales Tax	5.00%	1/15/2029	AA+		6,385	7,643,611
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,560,353
Martin Hsp Dist	7.00%	4/1/2031	BBB	(d)	3,250	3,579,518
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,988,037

See Notes to Financial Statements.	53

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
Met Govt Nashville–Cnty Conv Ctr	5.00%		7/1/2022	A1	$3,245	$3,544,578
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+	5,020	5,545,644
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2028	BB+	10,070	10,772,987
MTA NY–Dedicated Tax	1.39% (MUNIPSA * 1 + .45%)	#	11/1/2026	AA	7,500	7,483,650
MTA NY–Dedicated Tax	5.00%		11/15/2027	AA	5,700	6,657,543
NJ EDA–Cigarette Tax	5.00%		6/15/2024	BBB+	3,000	3,283,080
NJ EDA–Cigarette Tax	5.00%		6/15/2028	BBB+	6,650	7,159,124
NJ EDA–Cigarette Tax	5.00%		6/15/2029	BBB+	500	535,575
NY Dorm–PIT	5.00%		3/15/2023	AAA	10,000	11,515,100
NY Dorm–PIT	5.00%		3/15/2024	AAA	15,585	17,569,282
NY Dorm–Sales Tax	5.00%		3/15/2028	AAA	11,645	14,134,119
NY UDC–PIT	5.00%		3/15/2026	AAA	10,000	12,286,700
NY UDC–PIT	5.00%		3/15/2026	AAA	15,000	17,790,000
NY UDC–PIT	5.00%		12/15/2026	AAA	595	599,950
NY UDC–PIT	5.00%		3/15/2031	AAA	10,000	12,055,100
NYC TFA–Bldg Aid	5.00%		7/15/2024	AA	10,000	11,357,500
Oneida Tribe Sales Tax Rev†	5.50%		2/1/2021	BBB+	1,410	1,502,073
Orange Co Tourist Tax	5.00%		10/1/2029	AA-	10,000	12,683,900
Phoenix Excise Tax	5.00%		7/1/2026	AA+	13,000	15,701,920
Polk Co Trans Rev	5.00%		12/1/2021	A1	2,825	3,142,050
PR Corp Sales Tax(g)	5.00%		8/1/2040	Caa3	2,000	1,065,000
PR Corp Sales Tax(g)	5.25%		8/1/2027	Ca	1,650	346,500
PR Corp Sales Tax(g)	5.25%		8/1/2041	Ca	5,470	1,148,700
PR Corp Sales Tax(g)	5.50%		8/1/2023	Ca	9,465	1,987,650
PR Corp Sales Tax(g)	5.50%		8/1/2028	Ca	8,630	1,812,300
PR Corp. Sales Tax(g)	5.25%		8/1/2040	Caa3	8,000	4,260,000
TX Trsp Commn	5.00%		4/1/2022	AAA	5,000	5,786,150
WI Trsp	5.00%		7/1/2024	AA+	5,000	6,057,700
WI Trsp	5.00%		7/1/2026	AA+	6,000	7,309,320
Total						283,634,357

Tobacco 4.35%
Buckeye Tobacco	5.125%		6/1/2024	B-	26,895	25,517,169
Buckeye Tobacco	5.75%		6/1/2034	B-	6,360	6,141,470
Buckeye Tobacco	5.875%		6/1/2030	B-	25,090	24,400,778
Golden St Tobacco	5.00%		6/1/2027	BBB	4,000	4,807,800
Golden St Tobacco	5.00%		6/1/2028	BBB	1,000	1,190,660

54	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
Golden St Tobacco	5.00%	6/1/2033	B+	$14,715	$14,715,147
Golden St Tobacco	5.125%	6/1/2047	B-	5,000	4,943,250
Golden St Tobacco	5.75%	6/1/2047	B3	5,000	5,010,650
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,935	4,936,678
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,785	2,785,975
MI Tob Settlement	5.125%	6/1/2022	B-	4,880	4,876,633
MI Tob Settlement	5.25%	6/1/2022	B-	6,545	6,544,934
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,484,876
Nthrn AK Tobacco	4.625%	6/1/2023	Ba2	1,965	2,025,876
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A	8,500	8,725,760
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,789,100
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,215,560
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,134,560
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,122,190
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,158,976
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,705,806
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,303,375
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,611,300
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	10,825	10,862,779
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	5,000	5,017,450
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	10,500	10,309,635
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	10,000	10,015,100
TSASC	5.00%	6/1/2029	A-	5,775	6,774,306
Total					191,127,793

Transportation 17.89%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	900,518
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,192,920
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,369,820
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,473,850
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,373,600
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,377,440
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	4,133,745
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,149,437
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	5,917,800
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,784,987
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,411,270
Atlanta Arpt–PFC	5.00%	1/1/2029	AA-	2,500	2,942,950

See Notes to Financial Statements.	55

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Bay Area Toll Auth	1.459% (3 Mo. LIBOR * .70 + .55%)	#	4/1/2045	AA+	$7,200	$7,243,200
Bay Area Toll Auth	1.64% (MUNIPSA * 1 + .70%)	#	4/1/2047	AA	6,000	6,020,280
Bay Area Toll Auth	2.00%	#(c)	4/1/2034	AA	9,000	9,176,400
Bay Area Toll Auth	4.00%		4/1/2029	AA-	5,800	6,531,264
Central TX Mobility Auth	5.00%		1/1/2030	BBB+	800	931,424
Central TX Mobility Auth	5.00%		1/1/2031	BBB+	1,675	1,936,200
Central TX Mobility Auth	5.00%		1/1/2032	BBB+	2,000	2,301,340
Central TX Mobility Auth	5.00%		1/1/2033	BBB	3,010	3,343,207
Central TX Mobility Auth	5.75%		1/1/2020	BBB+	1,000	1,099,270
Central TX Tpk	5.00%		8/15/2025	BBB+	2,250	2,668,320
Central TX Tpk	5.00%		8/15/2026	BBB+	2,500	2,942,050
Central TX Tpk	5.00%		8/15/2027	BBB+	3,300	3,856,017
Central TX Tpk	5.00%		8/15/2028	BBB+	3,250	3,770,747
Central TX Tpk	5.00%		8/15/2033	BBB+	7,650	8,689,329
Chicago Midway Arpt	5.00%		1/1/2026	A	6,075	7,096,936
Chicago Midway Arpt AMT	5.00%		1/1/2023	A	3,000	3,417,000
Chicago O’Hare Arpt	5.00%		1/1/2022	A	3,230	3,622,671
Chicago O’Hare Arpt	5.00%		1/1/2031	A	6,500	7,612,735
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	11,740	13,040,205
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	5,000	5,633,400
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	6,410	7,480,149
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA	3,905	4,165,932
Cleveland Arpt (AGM)	5.00%		1/1/2025	AA	1,200	1,433,592
Cleveland Arpt (AGM)	5.00%		1/1/2026	AA	2,000	2,343,820
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,539,465
Delaware River Port Auth	5.00%		1/1/2027	A-	1,835	2,027,730
Delaware River Port Auth	5.00%		1/1/2028	A	7,500	8,790,375
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1	1,000	1,213,060
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1	1,920	2,316,173
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1	2,025	2,417,810
Denver Arpt–United Airlines AMT	5.00%		10/1/2032	NR	3,750	4,087,762
E–470 Hwy Auth	5.00%		9/1/2020	A-	900	993,186
FL Expwy Auth	5.00%		7/1/2028	A	3,500	4,213,825
FL Tpk Auth–Dept Trans	5.00%		7/1/2025	AA	5,000	6,099,150
FL Tpk Auth–Dept Trans	5.00%		7/1/2026	Aa2	9,160	11,092,943
Foothill / Eastern Corridor Toll Rd	5.00%	#(c)	1/15/2053	BBB-	12,000	12,670,680

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Transportation (continued)
Greater Orlando Aviation AMT(e)	5.00%		10/1/2029	A1		$3,000	$3,603,780
HI Arpts Sys AMT	5.00%		7/1/2022	A+		5,130	5,676,550
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB-		8,000	8,754,560
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-		1,310	1,406,259
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	BB-		2,500	2,762,400
Houston Arpt AMT	5.00%		7/1/2021	A+		5,000	5,597,950
IL Reg Trans Dist	5.00%		7/1/2024	AA	(d)	4,025	4,758,113
IL Reg Trans Dist	5.00%		7/1/2025	AA	(d)	12,500	14,920,375
IL Toll Hwy Auth	5.00%		1/1/2027	AA-		1,000	1,165,040
IL Toll Hwy Auth	5.00%		1/1/2028	AA-		2,535	2,948,535
KY Tpk Auth	5.00%		7/1/2026	AA-		5,215	6,073,754
Los Angeles Dept Arpts–LAX	5.00%		5/15/2027	AA-		2,000	2,425,040
Los Angeles Dept Arpts–LAX	5.00%		5/15/2032	AA-		5,870	6,944,386
Louisville Regl Airport AMT	5.00%		7/1/2021	A+		1,250	1,404,813
Louisville Regl Airport AMT	5.00%		7/1/2022	A+		1,625	1,863,599
Louisville Regl Airport AMT	5.00%		7/1/2023	A+		2,250	2,611,867
MA Port Auth–Delta Airlines AMT (AMBAC)	2.173% (Auction Rate Based)	#	1/1/2031	NR		9,000	8,259,291
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3		790	846,627
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3		2,035	2,180,869
Miami Dade Co Aviation–MIA	5.00%		10/1/2025	A		3,690	4,403,904
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2021	A		1,500	1,698,450
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2022	A		1,550	1,788,297
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2027	A		5,145	5,997,990
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A		3,500	4,072,950
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A		1,750	2,024,225
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A		2,000	2,306,480
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A		2,500	2,945,125
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A		3,500	4,034,590
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+		3,500	4,091,010
Minneapolis / St Paul Met Arpts	5.00%		1/1/2029	AA-		5,000	6,085,750
Minneapolis / St Paul Met Arpts	5.00%		1/1/2030	AA-		5,000	6,058,050
MTA NY	5.00%		11/15/2021	AA-		1,500	1,719,150
MTA NY	5.00%		11/1/2023	AA-		5,640	6,580,583
MTA NY	5.00%		11/15/2025	AA-		3,500	4,137,000
MTA NY	5.25%		11/15/2028	AA-		6,355	7,730,413
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB		1,000	1,160,380

See Notes to Financial Statements.	57

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2031	AA	$1,000	$1,187,910
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,225,520
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,461,040
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,620,740
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,457,800
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,584,100
NJ Tpk Auth	5.00%	1/1/2023	NR	3,415	4,028,812
NJ Tpk Auth	5.00%	1/1/2023	A+	420	490,858
NJ Tpk Auth	5.00%	1/1/2024	NR	2,755	3,208,666
NJ Tpk Auth	5.00%	1/1/2024	A+	245	283,514
NJ Tpk Auth	5.00%	1/1/2028	A2	7,000	8,615,390
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,881,100
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,855,950
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,473,905
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,775,925
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,060,567
NJ Trans Trust Fund	5.75%	6/15/2020	BBB+	7,645	8,292,073
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,375,855
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,846,300
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,953,900
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,317,235
North TX Twy Auth	6.25%	1/1/2024	A	935	994,092
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,200,800
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	10,026,855
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,141,660
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,651,235
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,503,215
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,273,410
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	861,878
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,832,960
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,331,381
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,114,471
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,939,547
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,181,090
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,514,500
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,083,380
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,363,739

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Phoenix Arpt	5.00%	7/1/2023	A+	$7,000	$7,693,910
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,430,091
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,719,510
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,360,053
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,858,000
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,842,472
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,759,470
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,538,080
Port Auth NY & NJ AMT	5.00%	9/1/2022	AA-	5,000	5,787,000
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,733,383
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,125,190
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,633,940
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,265,960
PR Hwy & Trans Auth(g)	5.00%	7/1/2033	C	1,215	288,563
PR Hwy & Trans Auth(g)	5.50%	7/1/2023	C	4,305	1,022,438
PR Hwy & Trans Auth(g)	5.50%	7/1/2024	C	3,000	712,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,159,210
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,746,419
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,030,972
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,070,390
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,129,554
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,769,325
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,727,065
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,576,270
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,556,530
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,348,100
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,546,600
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB	7,500	8,443,200
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,417,956
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,654,121
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,929,565
San Jose Arpt AMT	5.00%	3/1/2035	NR	1,500	1,739,025
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,892,157
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	AA-	2,500	2,791,575
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%	7/1/2023	AA	5,000	5,914,300
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%	7/1/2024	AA	2,000	2,404,700
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,534,938

See Notes to Financial Statements.	59

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	A+	$2,000	$2,361,500
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	AA-	5,525	6,524,693
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	6,964,755
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	3,029,325
VA Small Bus Fing–Elizabeth River AMT	5.25%		1/1/2032	BBB	10,500	11,635,050
VA St Trans	5.00%		5/15/2025	AA+	8,140	9,953,673
VA Transp Brd–Cap Proj	5.00%		5/15/2021	AA+	10,000	11,325,700
WA St GARVEE–520 Corridor	5.00%		9/1/2021	AA	10,000	11,373,600
Wayne CO Arpt AMT	5.00%		12/1/2026	A	1,590	1,870,206
Wayne CO Arpt AMT	5.00%		12/1/2027	A	2,000	2,346,040
WI State Trans Rev	5.00%		7/1/2024	AA+	4,600	5,573,084
WI State Trans Rev	5.00%		7/1/2025	AA+	7,600	9,338,196
Total						785,343,866

Utilities 12.21%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	2,645	3,172,783
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000	4,770,200
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2021	A1	1,300	1,457,014
Anaheim Electric	5.00%		10/1/2030	AA-	2,750	3,134,450
Austin City Water	5.00%		11/15/2025	Aa2	2,000	2,450,780
CA Dept Wtr Res Wtr–Central Valley	1.31% (MUNIPSA * 1 + .37%)	#	12/1/2035	AAA	4,245	4,247,844
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	51,742
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2022	NR	105	123,470
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,472,300
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,018,846
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,485,790
Chicago Water	5.00%		11/1/2024	A	8,690	10,121,764
Chicago Water	5.00%		11/1/2025	A	2,625	3,077,130
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,629,026
Dallas Wtrwks & Swr	5.00%		10/1/2024	AAA	15,000	18,119,400
Detroit Sewer	5.00%		7/1/2034	BBB+	2,200	2,463,230
Detroit Sewer	5.00%		7/1/2035	BBB+	1,835	2,050,557
East Bay Utility Water District	5.00%		6/1/2028	AAA	6,300	7,681,149
Energy Northwest–Proj 1	5.00%		7/1/2027	Aa1	9,650	10,612,105
Fairfax Co Water	5.00%		4/1/2027	AAA	5,000	6,296,200
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,623,704
FL Muni Pwr Agy	5.00%		10/1/2029	A2	3,355	4,035,864

60	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
FL Muni Pwr Agy–St Lucie	5.00%		10/1/2021	A2	$3,650	$3,912,800
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,097,550
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,088,510
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,089,600
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,476,790
Houston Util Sys	5.00%		11/15/2022	AA	5,000	5,861,450
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,771,360
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,396,012
IL Fin Auth–Clean Wtr Init	5.00%		1/1/2027	NR	1,365	1,679,237
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,385,540
IN Muni Pwr	5.00%		1/1/2025	A+	1,000	1,196,140
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,449,024
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,748,338
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,132,330
Long Beach Nat Gas–ML	2.311% (3 Mo. LIBOR * .67 + 1.43%)	#	11/15/2026	BBB+	4,000	3,960,480
Long Island Power Auth	5.00%		9/1/2027	A-	6,000	7,303,800
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2022	NR	55	62,564
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,968,000
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,930	4,304,961
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A1	5,225	5,889,986
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1	5,005	5,630,625
Main St Nat Gas–ML	5.00%		3/15/2021	BBB+	2,500	2,763,775
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,765,319
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,695,628
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,634,427
MI Strat Fund–Detroit Edison	1.45%	#(c)	8/1/2029	Aa3	3,500	3,461,780
MI Strat Fund–Detroit Edison	1.45%	#(c)	9/1/2030	Aa3	1,000	989,080
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,325,400
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,767,705
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,117,310
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,360,138
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,782,428
New Orleans Sewer	5.00%		6/1/2020	A	1,400	1,530,788
New Orleans Sewer	5.00%		6/1/2021	A	400	449,532
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB+	8,000	8,613,840
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,102,164

See Notes to Financial Statements.	61

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Northern IL Muni Power	5.00%		12/1/2025	A2	$2,710	$3,191,946
Northern IL Muni Power	5.00%		12/1/2026	A2	2,315	2,748,646
OH Air Quality–FirstEnergy	3.625%	#(c)	10/1/2033	Caa1	2,000	907,220
OH Air Quality–FirstEnergy	3.625%	#(c)	10/1/2033	Caa1	1,000	453,610
OH Air Quality–Firstenergy	3.75%	#(c)	12/1/2023	Caa1	10,865	4,964,327
OH Air Quality–FirstEnergy	5.70%		8/1/2020	Caa1	3,750	1,729,950
OH Air Quality–Firstenergy AMT	3.95%	#(c)	11/1/2032	Caa1	3,000	1,360,530
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,531,085
OH Wtr Dev Auth	5.00%		6/1/2030	AAA	5,000	6,139,050
OH Wtr Dev Auth–Firstenergy AMT	3.95%	#(c)	11/1/2032	Caa1	6,000	2,721,060
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	6,051,400
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,035,912
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,386,050
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,183,730
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,175,930
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,502,650
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	2,032,231
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,694,012
Philadelphia Water & Wastewater	5.00%		7/1/2022	A+	3,090	3,575,748
Philadelphia Water & Wastewater	5.00%		11/1/2029	A1	2,200	2,665,410
Phoenix Ariz Civic Impt Corp Wtr Sys Rev Rfdg-Jr Lien-Ser B	5.00%		7/1/2023	AAA	8,025	9,531,132
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	5,974,675
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,310,388
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,248,987
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,733,463
Piedmont Muni Pwr Agy	5.25%		1/1/2019	NR	555	560,789
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-	10,640	11,567,276
Portland Sewer	5.00%		6/15/2022	AA	5,000	5,810,950
PR Elec Pwr Auth(g)	5.00%		7/1/2037	Ca	1,035	500,681
PR Elec Pwr Auth(g)	5.00%		7/1/2042	Ca	2,390	1,156,163
PR Elec Pwr Auth(g)	5.50%		7/1/2038	Ca	2,350	1,136,813
PR Elec Pwr Auth(g)	7.00%		7/1/2033	Ca	4,000	1,935,000
PR Elec Pwr Auth(g)	7.00%		7/1/2040	Ca	725	350,719
PR Elec Pwr Auth (AGM)	1.39% (3 Mo. LIBOR * .67 +.52%)	#	7/1/2029	AA	5,720	4,647,500
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,692,807
Salt River Agric Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,050,990

62	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	$8,980	$10,364,806
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	7,165	8,756,705
Salt Verde Fin Corp–Citi	5.50%	12/1/2029	BBB+	5,000	6,225,150
San Antonio Elec & Gas	5.00%	2/1/2029	Aa1	7,340	8,941,148
San Francisco City & Co Pub Util Sys Commn	5.00%	11/1/2023	AA-	5,450	6,278,781
SC Pub Svc Auth–Santee Cooper	5.00%	12/1/2022	A+	1,100	1,255,804
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	4,000	4,811,480
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,278,000
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,204,180
TEAC–Goldman Sachs	5.00%	2/1/2018	A3	1,055	1,068,230
TEAC–Goldman Sachs	5.25%	9/1/2021	A3	3,000	3,406,170
TEAC–Goldman Sachs	5.25%	9/1/2024	A3	8,940	10,666,493
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2024	A3	23,000	26,464,490
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	2,000	2,243,360
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3	2,000	2,240,240
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2021	BBB+	4,710	5,329,648
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2023	BBB+	2,925	3,413,475
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	BBB+	26,660	32,594,249
UT Muni Pwr–Payson Pwr	5.00%	4/1/2021	A-	5,300	5,892,858
Utility Debt Sec Auth–Lipa	5.00%	6/15/2028	AAA	5,915	7,309,402
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,147,380
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,758,840
WV EDA–Morgantown Energy AMT	2.875%	12/15/2026	Baa3	1,830	1,798,194
Wyandotte CO Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,526,410
Total					536,094,082
Total Municipal Bonds (cost $4,184,326,264)					4,303,323,707

See Notes to Financial Statements.	63

Schedule of Investments (continued)

INTERMEDIATE TAX FREE FUND September 30, 2017

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(h)	Date	Moody’s(a)	(000)	Value

SHORT-TERM INVESTMENTS 1.23%

Variable Rate Demand Notes 1.23%

General Obligation 0.02%
NYC GO	0.94%	10/2/2017	10/1/2039	Aa1	$900	$900,000
NYC GO	0.97%	10/2/2017	8/1/2038	AA	100	100,000
Total						1,000,000

Housing 0.01%
IN Hsg & Cmnty Dev–SF
Mtge Rev (GNMA)	1.02%	10/2/2017	7/1/2039	Aaa	560	560,000

Money Market Securities 0.01%
NYC Muni Water	1.03%	10/2/2017	11/1/2022	AAA	225	225,000

Tax Revenue 0.09%
NYC TFA–Future Tax	0.98%	10/2/2017	11/1/2022	AAA	3,890	3,890,000

Utilities 1.10%
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2029	A-	7,500	7,500,000
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2041	A-	3,300	3,300,000
NYC Muni Water	0.98%	10/2/2017	8/1/2031	AAA	13,645	13,645,000
NYC Muni Water	1.03%	10/2/2017	6/15/2032	AA+	2,200	2,200,000
NYC Muni Water	1.03%	10/2/2017	8/1/2022	AAA	250	250,000
St Lucie Co PCR–FL Pwr & Lt Co	0.99%	10/2/2017	9/1/2028	Aa2	21,300	21,300,000
Total						48,195,000
Total Short-Term Investments (cost $53,870,000)						53,870,000
Total Investments in Securities 99.25% (cost $4,238,196,264)						4,357,193,707
Cash and Other Assets in Excess of Liabilities 0.75%						32,813,360
Net Assets 100.00%						$4,390,007,067

Note: See Footnotes to Schedules of Investments on page 149 of this report.

64	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERMEDIATE TAX FREE FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$–	$279,621,799	$2,842,000	$282,463,799
Lease Obligations	–	245,559,691	247,520	245,807,211
Other Revenue	–	173,473,781	40	173,473,821
Special Tax	–	83,268,532	2,496,641	85,765,173
Remaining Industries	–	3,515,813,703	–	3,515,813,703
Variable Rate Demand Notes	–	53,870,000	–	53,870,000
Total	$–	$4,351,607,506	$5,586,201	$4,357,193,707

Liabilities
Trust Certificates(4)	$–	$(1,250,000)	$–	$(1,250,000)
Total	$–	$(1,250,000)	$–	$(1,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$3,491,311
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(517,582)
Purchases	–
Sales	(480,000)
Net Transfers into Level 3	3,092,472
Net Transfers out of Level 3	–
Balance as of September 30, 2017	$5,586,201
Change in unrealized appreciation/depreciation for year ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$(517,582)

See Notes to Financial Statements.	65

Schedule of Investments

AMT FREE MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.21%

Corporate-Backed 2.92%
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#(c)	4/1/2035	Caa1	$1,500	$710,085
Citizens Property Insurance Corp	5.00%		6/1/2021	A+	550	618,107
Courtland IDB–Intl Paper	6.25%		11/1/2033	Baa2	770	842,041
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	200	225,644
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	500	502,245
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	A3	330	364,594
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	500	544,895
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	110	114,606
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,250	1,256,062
Warren Co–Intl Paper	5.80%		5/1/2034	BBB	100	110,296
Warren Co–Intl Paper	6.50%		9/1/2032	BBB	255	266,847
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB-	500	514,605
Total						6,070,027

Education 10.86%
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2	325	372,414
CA Ed Facs–Santa Clara Univ	5.50%		4/1/2033	Aa3	20	20,454
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	250	298,705
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	250	269,785
CO Ed Facs–Univ of Denver	5.00%		3/1/2040	A1	500	578,785
DE EDA–DE State Univ (AGM)	5.00%		10/1/2031	AA	410	471,709
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+	100	102,637
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2033	A-	475	535,895
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2035	A-	250	279,882
FL HI Ed–Nova Southeastern Univ	6.375%		4/1/2031	A-	475	541,006
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%		9/1/2032	A+	775	865,442
Hempstead Town LDC–Adelphi Univ	5.00%		10/1/2034	A-	175	202,066
Hempstead Town LDC–Hofstra Univ	5.00%		7/1/2047	A	1,250	1,429,150
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3	100	100,265
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3	500	501,195
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3	500	500,745
IL Fin Auth–Rosalind Franklin Univ	5.00%		8/1/2042	NR	70	76,173
IL Fin Auth–Rosalind Franklin Univ	5.00%		8/1/2047	NR	90	97,477
MA DFA–Emerson Clg	5.00%		1/1/2037	BBB+	500	573,840
MA DFA–Emerson Clg	5.00%		1/1/2040	BBB+	500	569,155
MA DFA–Emmanuel College	5.00%		10/1/2034	Baa2	600	685,848

66	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2	$750	$841,702
MA DFA–Harvard Univ	5.00%	7/15/2040	AAA	1,500	1,952,715
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2	500	580,260
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2	150	173,259
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2	100	115,143
Morgan State Univ	5.00%	7/1/2027	A+	670	763,130
Morgan State Univ	5.00%	7/1/2030	A+	350	396,781
Morgan State Univ	5.00%	7/1/2032	A+	450	508,842
NH Hlth & Ed–Sthrn NH Univ	5.00%	1/1/2019	A	225	235,096
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	160	171,354
NY Dorm–Cornell Univ	5.00%	7/1/2034	Aa1	250	266,750
NY Dorm–Pace Univ	5.00%	5/1/2029	NR	10	11,837
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-	245	272,543
NY Dorm–Yeshiva Univ	4.00%	11/1/2017	B3	140	140,241
Olmos Park Hi Ed–Univ Incarnate Word	5.00%	12/1/2021	A3	1,000	1,125,150
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-	905	991,599
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2044	Baa1	1,000	1,093,140
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1	715	803,353
Univ of Texas(e)	4.00%	8/15/2044	AAA	1,000	1,060,930
Univ of Vermont	5.00%	10/1/2043	Aa3	740	851,118
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2042	A3	265	305,659
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2047	A3	750	858,832
Total					22,592,062

General Obligation 18.53%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	631,928
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	900	1,021,221
CA State GO	5.00%	9/1/2032	AA-	500	598,405
CA State GO	5.00%	8/1/2038	AA-	400	467,708
CA State GO	5.375%	11/1/2035	AA-	400	449,404
CA State GO	5.50%	3/1/2040	AA-	975	1,070,657
CA State GO	6.50%	4/1/2033	AA-	300	324,087
Chicago Brd Ed	5.00%	12/1/2042	B	575	570,889
Chicago Brd Ed	6.50%	12/1/2046	B	100	113,906
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,036,250
Chicago GO	5.00%	1/1/2034	BBB+	500	525,665
Chicago GO	5.25%	1/1/2027	BBB+	270	271,069
Chicago GO	5.50%	1/1/2035	BBB+	230	251,195

See Notes to Financial Statements.	67

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Chicago GO	5.50%	1/1/2037	BBB+	$985	$1,070,606
Chicago GO	5.625%	1/1/2030	BBB+	275	313,566
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,741,155
Chicago O’Hare Arpt	5.00%	1/1/2033	A	350	410,452
Cook Co GO	5.00%	11/15/2031	AA-	350	402,150
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,674,075
DC GO	4.00%	6/1/2037	Aa1	625	669,475
Delaware Co IDA–Covanta	5.00%	7/1/2043	BB-	500	504,295
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	463,396
Frederick Co GO	5.00%	2/1/2029	Aaa	1,000	1,269,020
Frederick Co GO	5.00%	2/1/2030	Aaa	1,500	1,912,155
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	247,073
IL State GO	4.00%	6/1/2034	BBB-	550	540,771
IL State GO	5.00%	6/1/2027	BBB-	950	1,040,763
IL State GO	5.00%	1/1/2033	BBB-	575	595,844
IL State GO	5.00%	1/1/2035	BBB-	1,000	1,060,920
IL State GO	5.50%	7/1/2033	BBB-	450	488,875
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,109,960
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,080,650
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	562,640
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,067,450
MA State GO	4.00%	2/1/2045	Aa1	1,000	1,048,400
Middletown CSD	5.25%	12/1/2040	AA	250	286,345
NYC GO	5.00%	8/1/2023	AA	705	837,420
NYC GO	5.00%	8/1/2027	AA	575	678,097
NYC GO	5.00%	12/1/2041	AA	400	465,392
PA State GO	4.00%	9/15/2030	Aa3	1,000	1,092,750
Philadelphia GO	5.00%	8/1/2036	A+	1,600	1,820,880
Philadelphia GO	5.00%	8/1/2037	A+	350	397,061
Philadelphia GO	5.25%	7/15/2031	A+	600	687,480
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	439,472
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	428,623
PR Comwlth GO(g)	4.75%	7/1/2018	Caa3	370	168,480
PR Comwlth GO(g)	5.25%	7/1/2022	Caa3	250	117,500
PR Comwlth GO(g)	5.50%	7/1/2027	Caa3	1,040	488,800
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,575
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	A2	1,000	1,107,450

68	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2		$465	$502,814
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2		185	198,836
Stockton USD (AGM)	5.00%	7/1/2028	AA		750	863,812
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		500	594,570
Yosemite CCD	5.00%	8/1/2029	Aa2		500	597,375
Total						38,534,807

Health Care 14.20%
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-		300	336,729
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-		345	385,869
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		515	516,030
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-		640	686,976
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		745	854,090
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		275	307,887
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		375	480,758
CA Hlth Facs–Lucile Packard	5.00%	11/15/2056	A+		750	863,062
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	548,255
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	825,780
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	119,866
Cape Girardeau IDA–Southeast Hlth	5.00%	3/1/2036	BBB-		200	220,666
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	306,474
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	BBB+		750	801,307
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	BBB+		165	172,319
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	700,909
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	585,580
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	148,505
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	158,420
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(d)	15	15,898
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		850	934,099
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		500	549,475
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		530	570,805
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		155	154,501
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	534,830
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	469,680
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		30	30,950
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		500	513,780
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BB+		235	252,583
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	841,333

See Notes to Financial Statements.	69

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		$275	$298,130
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA-		300	345,393
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		780	837,252
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A-		930	1,041,953
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	250	275,225
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		1,000	1,147,380
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		450	494,762
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	501,386
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	669,842
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	437,432
Meadville Med Center	6.00%	6/1/2046	NR		160	166,670
Meadville Med Center	6.00%	6/1/2051	NR		185	192,063
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	166,956
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	AA-		20	21,515
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,117,380
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,081,096
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		150	156,437
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,218,503
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		225	214,540
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	157,075
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2037	Baa3		1,000	1,086,950
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	276,130
Rockville Eco Dev–Ingleside at King Farm(e)	5.00%	11/1/2042	BB	(d)	125	136,214
Rockville Eco Dev–Ingleside at King Farm(e)	5.00%	11/1/2047	BB	(d)	125	135,541
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,155,228
St Paul Hsg–Healtheast	5.25%	11/15/2028	A+		1,000	1,123,840
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		140	158,350
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	121,472
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	33,136
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	877,640
Total						29,532,907

Housing 1.67%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	353,076
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		150	161,138
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		100	110,917
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		500	529,300
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,153,160

70	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value

Housing (continued)
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-		$750	$807,240
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-		350	365,438
Total							3,480,269

Lease Obligations 5.88%
CA Pub Wks–Riverside Campus	6.00%		4/1/2027	A+		250	267,953
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+		535	605,112
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+		25	25,251
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-		475	513,793
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA		1,155	1,348,959
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Baa3		250	266,950
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA		865	953,248
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		500	589,015
Los Angeles USD COP	5.00%		10/1/2025	A+		1,000	1,170,440
NJ EDA–Sch Facs	2.54% (MUNIPSA * 1 + 1.60%)	#	3/1/2028	BBB+		500	486,900
NJ EDA–Sch Facs	5.00%		3/1/2027	BBB+		380	406,467
NJ EDA–Sch Facs(e)	5.00%		6/15/2042	BBB+	(d)	300	321,402
NJ EDA–Sch Facs	5.50%		6/15/2031	BBB+		1,000	1,143,410
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	BBB+		390	399,828
NJ Trans Trust Fund	Zero Coupon		12/15/2031	BBB+		1,205	657,677
NJ Trans Trust Fund	Zero Coupon		12/15/2037	BBB+		240	94,831
NJ Trans Trust Fund	5.25%		12/15/2023	BBB+		515	589,170
NJ Trans Trust Fund	5.50%		12/15/2023	BBB+		365	422,743
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA		300	354,999
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-		1,000	1,101,060
VA Transp Brd	4.75%		5/15/2035	AA+		470	514,006
Total							12,233,214

Other Revenue 4.14%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		235	256,406
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+		155	167,549
Cleveland Arpt	5.00%		1/1/2030	A-		555	613,824
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB+		275	290,903
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB		500	550,625
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		435	472,358
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		300	344,250
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		200	228,936

See Notes to Financial Statements.	71

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value

Other Revenue (continued)
Houston Hi Ed–Cosmos Fndtn	5.00%		2/15/2032	BBB	$100	$108,637
Houston HI Ed–Cosmos Fndtn	5.00%		2/15/2042	BBB	625	661,850
Houston HI Ed–Cosmos Fndtn	6.875%		5/15/2041	BBB	125	149,491
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	900	1,024,614
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3	475	544,683
La Vernia Hi Ed–Life Schools of Dallas	7.25%		8/15/2031	BBB-	250	277,880
Long Beach Nat Gas–ML	5.00%		11/15/2035	BBB+	675	815,049
MD EDC–Chesapeake Bay Hyatt(g)	5.00%		12/1/2031	NR	100	60,000
NYC Cultural–Whitney Museum	5.25%		7/1/2026	A	500	559,995
Philadelphia Gas Works	5.00%		10/1/2032	A	750	871,972
Selma IDB–Intl Paper	5.80%		5/1/2034	BBB	150	165,444
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	395	440,611
Total						8,605,077

Special Tax 3.56%
Allentown Neighborhood Impt	5.00%		5/1/2027	Baa2	250	275,165
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2	500	536,050
Allentown Neighborhood Impt†	5.00%		5/1/2042	Ba1	600	645,354
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA	1,150	1,304,204
CT Spl Tax–Trans Infra	5.00%		9/1/2034	AA	500	564,985
Inland Valley Redev Agy	5.25%		9/1/2037	A-	1,500	1,713,315
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.588% (CPI Based)	#	3/1/2024	A	500	490,545
Orange Co CFD	5.25%		8/15/2045	NR	500	555,700
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	500	578,190
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A2	660	746,691
Total						7,410,199

Tax Revenue 4.06%
Cook Co Sales Tax	4.00%		11/15/2034	AAA	750	798,142
Hamilton Sales Tax	5.00%		12/1/2030	AA-	300	359,700
Hudson Yards	5.75%		2/15/2047	AA-	370	420,646
Met Pier & Expo Auth–McCormick Place	5.00%		6/15/2052	BB+	225	228,310
Met Pier & Expo Auth–McCormick Place	5.50%		6/15/2053	BB+	265	279,453
Met Pier & Expo Auth–Mccormick Place (AGM)	Zero Coupon		6/15/2046	AA	1,495	443,402
Met Pier & Expo Auth–Mccormick Place TCRS (BAM)	5.00%		6/15/2053	AA	915	995,044
NY Conv Ctr Dev Corp	5.00%		11/15/2040	Aa3	250	286,940

72	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Tax Revenue (continued)
NY UDC–PIT	5.00%	3/15/2033	AAA	$750	$861,442
NYC TFA–Future Tax	4.00%	5/1/2037	AAA	300	322,479
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,149,860
PR Corp Sales Tax(g)	5.00%	8/1/2046	Caa3	585	311,513
PR Corp Sales Tax(g)	5.25%	8/1/2027	Ca	575	120,750
PR Corp Sales Tax(g)	5.75%	8/1/2037	Ca	220	46,200
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	275	310,915
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	620,959
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	585,674
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	300,580
Total					8,442,009

Tobacco 3.35%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	133,780
Buckeye Tobacco	5.125%	6/1/2024	B-	500	474,385
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	965,640
Buckeye Tobacco	5.875%	6/1/2047	B-	250	239,665
Golden St Tobacco	5.00%	6/1/2030	A+	500	579,025
Golden St Tobacco	5.125%	6/1/2047	B-	205	202,673
Golden St Tobacco	5.75%	6/1/2047	B3	470	471,001
MI Tob Settlement	5.125%	6/1/2022	B-	690	689,524
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,245,398
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	825	802,626
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	510	494,629
TSASC	5.00%	6/1/2035	A-	100	112,638
TSASC	5.00%	6/1/2036	A-	50	56,188
TSASC	5.00%	6/1/2048	NR	500	508,015
Total					6,975,187

Transportation 15.48%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	864,007
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	709,263
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,181,050
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,363,032
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,123,240
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	646,881
Chicago Midway Arpt	5.00%	1/1/2026	A	210	241,437
Chicago Midway Arpt	5.00%	1/1/2046	A	1,000	1,117,190

See Notes to Financial Statements.	73

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Transportation (continued)
Chicago O’Hare Arpt	5.00%	1/1/2035	A	$1,040	$1,117,865
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	136,493
Chicago O’Hare Arpt	5.625%	1/1/2035	A	185	207,198
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	114,472
Delaware River Port Auth	5.00%	1/1/2029	A	470	548,763
Delaware River Port Auth	5.00%	1/1/2034	A	800	917,424
DFW Arpt	5.00%	11/1/2028	A+	750	877,680
DFW Arpt	5.00%	11/1/2030	A+	850	985,218
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	561,535
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	262,535
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	1,004,797
Greater New Orleans Expwy	5.00%	11/1/2042	AA	300	341,367
Greater New Orleans Expwy	5.00%	11/1/2047	AA	325	368,076
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	777,358
MA Port Auth	5.00%	7/1/2045	AA	250	285,798
Met DC Arpt	5.00%	10/1/2035	AA-	255	281,354
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-	500	582,545
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	458,556
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	410	459,384
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	187,822
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	602,797
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	674,665
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB	250	290,095
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2039	AA	250	288,133
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	367,231
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	805	900,014
North TX Twy Auth	5.00%	1/1/2031	A2	250	288,103
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,267,571
PA Tpk Commn	5.00%	6/1/2029	A3	1,000	1,164,240
PA Tpk Commn	5.00%	12/1/2039	A1	750	848,565
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	405,031
PR Hwy & Trans Auth(g)	4.00%	10/1/2017	Caa3	240	56,400
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	92,052
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,104,580
Regional Trans Dist–Denver Trans	6.00%	1/15/2041	Baa3	100	110,059
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	534,237
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,146,980

74	See Notes to Financial Statements.

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Transportation (continued)
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	$495	$540,698
San Diego Arpt	5.00%	7/1/2040	A	945	1,033,849
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	1,250	1,378,012
San Jose Arpt	5.00%	3/1/2047	NR	750	866,850
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%	7/1/2047	AA	200	229,022
Wayne Co Arpt(e)	5.00%	12/1/2047	A	250	285,425
Total					32,196,949

Utilities 14.56%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	211,866
Adelanto Util Sys	6.625%	7/1/2031	NR	100	107,438
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	564,310
Baltimore Water	5.00%	7/1/2033	AA-	605	695,980
Baltimore Water	5.00%	7/1/2046	AA-	1,000	1,144,740
Capital Region Water Rev (BAM)	5.00%	7/15/2029	AA	1,200	1,425,840
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	586,920
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	525	581,453
Chicago Water	5.00%	11/1/2039	A	855	934,207
Colorado Springs Utilities	5.25%	11/15/2033	AA	185	208,214
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	840	876,145
Detroit Sewer	5.00%	7/1/2034	BBB+	385	431,065
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	465,584
Gainesville Utility	5.25%	10/1/2034	AA-	150	166,178
IN Muni Pwr	5.25%	1/1/2032	A+	450	523,404
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	740,910
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,475,760
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A	1,000	1,121,270
Long Beach Nat Gas–ML	5.50%	11/15/2030	BBB+	830	1,033,151
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	1,395	1,790,720
Long Island Power Auth	5.00%	9/1/2041	A-	500	575,140
Los Angeles USD	5.00%	7/1/2023	Aa2	500	598,400
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	320	363,280
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	599,128
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,849,350
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	266,834
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	553,145
NYC Muni Water	5.00%	6/15/2036	AA+	500	580,335
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	572,075

See Notes to Financial Statements.	75

Schedule of Investments (continued)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Utilities (continued)
Paducah Electric (AGM)	5.00%	10/1/2034	AA	$1,000	$1,134,700
Philadelphia Gas Works	5.00%	8/1/2029	A	250	290,893
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	329,862
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+	450	522,941
PR Aqueduct & Swr Auth	6.125%	7/1/2024	Caa3	300	231,000
PR Elec Pwr Auth(g)	5.00%	7/1/2028	Ca	270	130,613
PR Elec Pwr Auth(g)	5.25%	7/1/2028	Ca	880	425,700
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	280	280,106
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	1,610	1,967,661
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A3	905	1,084,434
Trimble Env Facs–Louisville Gas & Elec	3.75%	6/1/2033	A1	1,250	1,274,362
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	950	1,083,000
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	425	476,714
Total					30,274,828
Total Municipal Bonds (cost $200,015,596)					206,347,535

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(h)	Date

SHORT-TERM INVESTMENTS 0.31%

Variable Rate Demand Notes 0.31%

Utilities
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2041	A-	200	200,000
NYC Muni Water	1.03%	10/2/2017	6/15/2032	AA+	450	450,000
Total Short-Term Investments (cost $650,000)						650,000
Total Investments in Securities 99.52% (cost $200,665,596)						206,997,535
Cash and Other Assets in Excess of Liabilities 0.48%						991,513
Net Assets 100.00%						$207,989,048

Note: See Footnotes to Schedules of Investments on page 149 of this report.

76	See Notes to Financial Statements.

Schedule of Investments (concluded)

AMT FREE MUNICIPAL BOND FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$206,347,535	$–	$206,347,535
Variable Rate Demand Notes	–	650,000	–	650,000
Total	$–	$206,997,535	$–	$206,997,535

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.

See Notes to Financial Statements.	77

Schedule of Investments

NATIONAL TAX FREE FUND September 30, 2017

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value

MUNICIPAL BONDS 100.37%

Corporate-Backed 5.63%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,421,825
CA Poll Ctl–Waste Mgmt AMT	3.25%	#(c)	12/1/2027	A-	6,000	6,335,100
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,708,205
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,382,474
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,092,260
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	3,000	3,212,970
IL Fin Auth–Leafs Hockey Club(g)	6.00%		3/1/2037	NR	1,550	410,750
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	7,750	7,784,798
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,091,239
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,501,443
MD EDC–Chesapeake Bay Hyatt(g)	5.00%		12/1/2016	NR	855	513,000
Mission EDC–Waste Mgmt AMT	2.50%		8/1/2020	A-	8,000	8,164,000
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,861,778
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,721,115
NY Energy–ConEd AMT (XLCA)	1.435% (Auction Rate Based)	#	10/1/2035	A2	5,175	4,767,924
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	6,835	7,121,181
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,566,040
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	6,119,592
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,667,370
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,650,156
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,758,488
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,167,786
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,604,860
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,532,199
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2034	Baa1	7,500	8,529,375
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2035	Baa1	4,200	4,760,112
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,372,180
West Pace Coop Dist(g)	9.125%		5/1/2039	NR	4,900	2,842,000	(f)
Total						114,660,220

Education 7.29%
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	AA	2,475	2,554,299
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	1,875	2,240,287
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	1,250	1,348,925
CO Ed Facs–Univ of Denver	5.00%		3/1/2040	A1	5,000	5,787,850

78	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Education (continued)
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-		$3,040	$3,520,502
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,433,600
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		870	892,942
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,128,200
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,399,413
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,231,240
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,052,835
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,905,035
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,752,608
IL Fin Auth–IL Inst of Tech	6.25%	2/1/2019	Baa3		1,150	1,188,813
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,032,730
IL Fin Auth–Roosevelt Univ	6.50%	4/1/2039	Ba1		3,000	3,209,250
IL Fin Auth–Rosalind Franklin Univ	5.00%	8/1/2042	NR		315	342,777
IL Fin Auth–Rosalind Franklin Univ	5.00%	8/1/2047	NR		380	411,570
Louisville/Jeff Co Met Clg–Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,535,650
MA DFA–Emerson Clg	5.00%	1/1/2035	BBB+		2,000	2,308,460
MA DFA–Emerson Clg	5.00%	1/1/2037	BBB+		550	631,224
MA DFA–Emerson Clg	5.00%	1/1/2040	BBB+		2,125	2,418,909
MA DFA–Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,514,581
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2		8,500	9,539,295
MA DFA–Harvard Univ	5.00%	7/15/2040	AAA		13,500	17,574,435
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,321,040
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,270,566
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2		900	1,036,287
MA DFA–Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,760,987
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	NR		5,000	5,208,300
NY Dorm–Barnard Clg	5.00%	7/1/2035	A1		2,400	2,743,656
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,598,250
NY Dorm–NYU	5.00%	7/1/2030	Aa2		2,155	2,523,268
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,927,799
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,343,831
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(d)	1,270	1,390,167
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(d)	2,450	2,706,343
PA Hi Ed–Drexel Univ	5.00%	5/1/2031	A		4,645	5,123,760
PA HI Ed–Drexel Univ	5.00%	5/1/2034	NR		2,750	3,151,995
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	1,919,067
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1		6,340	7,123,434

See Notes to Financial Statements.	79

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Education (continued)
Univ of Texas(e)	4.00%	8/15/2044	AAA	$10,000	$10,609,300
Univ of Vermont	5.00%	10/1/2043	Aa3	7,110	8,177,638
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2042	A3	785	905,443
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2047	A3	2,250	2,576,497
Total					148,373,058

General Obligation 19.04%
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	345,417
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	7,100	8,056,299
Bellwood GO	6.15%	12/1/2032	A	2,765	3,281,640
CA State GO	3.00%	9/1/2033	AA-	5,000	4,937,500
CA State GO	4.00%	9/1/2037	AA-	5,000	5,347,950
CA State GO	5.00%	2/1/2033	AA-	10,000	11,411,500
CA State GO	5.00%	9/1/2037	AA-	3,000	3,519,840
CA State GO	5.00%	8/1/2038	AA-	3,300	3,858,591
CA State GO	5.25%	9/1/2024	AA-	5,000	5,777,600
CA State GO	5.25%	8/1/2032	AA-	7,500	9,022,800
CA State GO	5.50%	3/1/2040	AA-	9,250	10,157,517
CA State GO	5.60%	3/1/2036	AA-	7,330	8,075,681
CA State GO	6.50%	4/1/2033	AA-	13,400	14,475,886
Chicago Brd Ed	6.50%	12/1/2046	B	1,000	1,139,060
Chicago Brd Ed†	7.00%	12/1/2046	NR	1,200	1,442,400
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,511,231
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,430,371
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,264,187
Chicago GO	5.00%	1/1/2034	BBB+	5,000	5,256,650
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,162,700
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,630,640
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,086,910
Chicago GO	5.50%	1/1/2042	BBB+	250	269,455
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,389,100
Chicago GO	6.00%	1/1/2038	BBB+	17,830	20,696,529
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	7,600	8,448,920
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,154,150
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,470,350
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,296,000
CT State GO	4.00%	8/15/2032	A+	5,000	5,270,950
CT State GO	4.00%	4/15/2037	A+	2,000	2,070,600

80	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

General Obligation (continued)
CT State GO(b)	5.00%	11/1/2027	A1	$10,000	$11,102,500
CT State GO(b)	5.00%	11/1/2028	A1	10,000	11,102,500
DC GO	4.00%	6/1/2037	Aa1	5,500	5,891,380
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,027,080
HI State GO(b)	5.00%	12/1/2027	Aa1	10,000	11,486,100
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,212,245
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,191,080
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,805,760
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,626,875
IL State GO	5.00%	1/1/2035	BBB-	11,200	11,882,304
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,757,246
IL State GO	5.50%	7/1/2033	BBB-	9,020	9,799,238
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,775,272
Kansas City GO	5.00%	4/1/2040	AA-	3,500	3,884,860
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,910,000
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,531,880
Los Angeles CCD	4.00%	8/1/2028	AA+	2,700	3,104,298
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,796,660
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,577,105
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,767,560
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,170,389
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,315,037
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,707,045
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,618,674
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	A	6,910	4,096,663
NYC GO	5.00%	10/1/2026	AA	11,860	13,532,853
NYC GO	5.00%	8/1/2027	AA	6,000	7,075,800
NYC GO	5.00%	12/1/2041	AA	3,400	3,955,832
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,927,500
Philadelphia GO	5.00%	8/1/2036	A+	8,400	9,559,620
Philadelphia GO	5.00%	8/1/2037	A+	3,150	3,573,549
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,604,120
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,426,240
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,137,750
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	878,944
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,096,300
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,281,115

See Notes to Financial Statements.	81

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value

General Obligation (continued)
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA		$1,215	$1,407,505
Pittsburgh GO (BAM)	5.00%		9/1/2032	AA		1,160	1,333,466
Port Houston Auth AMT	6.25%		10/1/2029	AAA		1,000	1,052,230
PR Comwlth GO(g)	5.00%		7/1/2019	Caa3		1,395	644,462
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2021	A2		2,250	2,479,928
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2022	A2		2,250	2,524,342
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2023	A2		3,250	3,599,212
Sweetwater UHSD (BAM)	5.00%		8/1/2026	AA		5,000	5,973,850
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA		5,000	5,711,950
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,291,200
Yosemite CCD	Zero Coupon		8/1/2042	Aa2		3,000	2,136,060
Total							387,602,003

Health Care 13.63%
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,744,229
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,022,410
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,100	2,104,200
Butler Hlth Sys Hsp	7.125%		7/1/2029	NR		1,500	1,653,210
Butler Hlth Sys Hsp	7.25%		7/1/2039	NR		3,630	4,008,573
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	5,158,935
CA Hlth Facs–Kaiser Permanente	5.00%		11/1/2047	AA-		8,875	11,377,927
CA Hlth Facs–Lucile Packard	5.00%		11/15/2056	A+		2,625	3,020,719
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		2,500	2,796,525
CA Statewide–Beverly	5.00%		2/1/2045	BBB-		5,000	5,484,600
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,507,701
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB		6,875	7,569,650
Cape Girardeau IDA–Southeast Hlth	5.00%		3/1/2036	BBB-		600	661,998
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,329,350
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(d)	100	105,206
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,075	8,873,940
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		4,750	5,220,012
Denver Hlth & Hsp Auth	1.982% (3 Mo. LIBOR * .67 + 1.10%)	#	12/1/2033	BBB		4,745	4,231,544
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	748,902
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,659,928
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB-		4,400	4,902,612
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		4,825	5,665,515
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%		8/1/2028	A2		515	532,263

82	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Health Care (continued)
Greenville Hlth Sys	5.00%	5/1/2034	A+		$3,970	$4,468,433
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,541,340
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,707,038
IN Fin Auth–Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,667,820
IN Hlth Facs–Ascension Hlth	5.00%	11/15/2036	Aa2		3,600	4,157,208
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		765	857,045
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,487,087
LA PFA–Ochsner Clinic	6.25%	5/15/2031	A3		8,090	9,528,483
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(d)	1,350	1,430,474
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA-		3,700	4,259,847
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,157,431
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	3,000	3,302,700
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		9,000	10,326,420
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,700,234
MD Hlth & HI Ed–MedStar	4.00%	5/15/2047	A		5,000	5,067,650
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,458,547
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,473,763
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,607,885
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba2		11,150	12,735,307
Meadville Med Center	6.00%	6/1/2046	NR		790	822,935
Meadville Med Center	6.00%	6/1/2051	NR		930	965,507
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(d)	1,000	1,040,950
MN Hlth–Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,758,713
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(d)	3,150	3,554,302
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(d)	1,300	1,457,118
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,910,830
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,607,275
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,130,380
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	652,587
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,816,425
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	Baa3		1,300	1,451,840
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	Baa3		1,000	1,090,310
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	Baa3		1,300	1,400,997
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,596,296
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,082,120
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,464,812
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,308,666

See Notes to Financial Statements.	83

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Health Care (continued)
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		$6,750	$7,449,097
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,482,610
Rockville Eco Dev–Ingleside at King Farm(e)	5.00%	11/1/2042	BB	(d)	750	817,283
Rockville Eco Dev–Ingleside at King Farm(e)	5.00%	11/1/2047	BB	(d)	675	731,923
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,590,750
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(d)	750	797,715
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,800,700
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,301,425
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,655,350
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	5,093,775
WA Hlth–Virginia Mason	5.00%	8/15/2036	NR		2,600	2,922,920
WA Hlth–Virginia Mason	5.00%	8/15/2037	NR		1,000	1,120,650
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,433,480
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,668,435
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,048,360
Total						277,341,197

Housing 1.48%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,879,937
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	610,044
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,539,100
CA Stwde–Chf-Irvine Llc	5.00%	5/15/2050	Baa1		1,075	1,230,219
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,293,000
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,119,560
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		1,365	1,425,756
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,383,609
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		2,130	2,456,231
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	567,185
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		5,000	5,381,600
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,050,100
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,200,727
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,048,300
Total						30,185,368

Lease Obligations 5.71%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		5,600	6,358,576
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,626,080
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,828,275

84	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value

Lease Obligations (continued)
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA		$5,275	$6,160,831
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA		7,000	7,960,820
Houston Co Coop Dist–Country Crossing(g)	12.50%		6/7/2013	NR		1,768	247,520	(f)
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,500	3,879,295
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB		6,500	7,112,755
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB		3,000	3,254,940
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB		3,145	3,400,311
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		4,500	5,301,135
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	A1		5,000	5,933,550
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-		7,500	8,426,850
NJ EDA–Sch Facs	2.54% (MUNIPSA * 1 + 1.60%)	#	3/1/2028	BBB+		4,625	4,503,825
NJ EDA–Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,146,602
NJ EDA–Sch Facs(e)	5.00%		6/15/2042	Baa1		2,000	2,142,680
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,999,586
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,303,135
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	11,494,700
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,887,940
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+		3,150	3,787,119
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-		5,000	5,512,500
Total							116,269,025

Other Revenue 6.30%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		8,165	8,908,750
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+		5,750	6,215,520
Baker Correctional Dev	8.00%		2/1/2030	NR		3,570	2,901,125
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-		2,340	2,729,025
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,877,725
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	9,135,666
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,245,340
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,211,980
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB+		1,000	1,165,210
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-		2,000	2,206,560
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,628,820
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,147,500
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,144,680
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,141,910
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(d)	5,500	6,154,830

See Notes to Financial Statements.	85

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value

Other Revenue (continued)
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2	$3,250	$3,349,515
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB	5,100	5,806,146
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B-	1,250	1,262,900
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3	6,645	7,619,821
Kansas City IDA–Derrick Thomas Sch†(g)	5.875%		1/1/2037	NR	1,850	758,500
Long Beach Nat Gas–ML	2.331% (3 Mo. LIBOR * .67 + 1.45%)	#	11/15/2027	BBB+	9,000	8,835,750
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3	5,000	6,147,900
MA DFA–Broad Inst	5.25%		4/1/2037	AA-	7,250	8,098,685
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+	11,000	12,491,930
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR	2,250	1,825,695	(f)
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.125%		1/1/2025	NR	1,250	50,000	(f)
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.25%		1/1/2037	NR	1,700	17,850
NJ EDA–Team Academy	6.00%		10/1/2043	BBB	3,500	3,939,250
Philadelphia Gas Works	5.00%		10/1/2032	A	4,115	4,784,222
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3	7,000	7,001,120
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	3,995	4,456,303
Total						128,260,228

Special Tax 2.94%
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba1	1,845	2,049,481
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa2	4,300	4,610,030
Allentown Neighborhood Impt†	5.00%		5/1/2042	Ba1	1,500	1,613,385
Aurora TIF–East River	6.75%		12/30/2027	NR	745	768,326
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA	3,600	4,082,724
Fontana PFA–North Fontana Redev (AMBAC)	5.50%		9/1/2032	A+	2,000	2,006,380
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR	5,240	1,048,000
Gramercy Farms Cmnty Dev Dist(g)	5.25%		5/1/2039	NR	1,340	14	(f)
HI Dept Home Lands	5.875%		4/1/2034	Aa3	3,000	3,215,460
Houston Co Coop Dist–Country Crossing	10.00%		5/1/2039	NR	5,000	550,000	(f)
Inland Valley Redev Agy	5.25%		9/1/2037	A-	3,375	3,854,959
Irvine CFD–Great Park	5.00%		9/1/2044	NR	500	543,755
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR	1,965	1,780,565
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2	2,325	2,767,471
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.588% (CPI Based)	#	3/1/2024	A	4,500	4,414,905
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	1,000	1,156,380
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA	1,400	1,614,130

86	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Special Tax (continued)
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	$2,000	$2,321,140
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A	11,195	11,628,806	(f)
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	2,500	2,807,100
San Francisco Redev–Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,192,970
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,670,158
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3	900	917,568
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	2,500	2,547,650
Stone Canyon CID(g)	5.70%	4/1/2022	NR	1,000	250,000	(f)
Stone Canyon CID(g)	5.75%	4/1/2027	NR	1,300	325,000	(f)
Total					59,736,357

Tax Revenue 4.28%
Cook Co Sales Tax	4.00%	11/15/2034	AAA	3,000	3,192,570
Hamilton Sales Tax	5.00%	12/1/2030	AA-	2,700	3,237,300
LA Gas & Fuel Tax	5.00%	5/1/2045	AA	5,000	5,765,300
MA Sch Bldg Auth–Sales Tax	5.00%	10/15/2032	AA+	20,000	22,663,200
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BB+	4,150	4,376,341
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA	3,145	975,768
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	A	10,000	6,100,000
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	A	20,000	8,987,200
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	A	15,000	6,414,450
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,273,235
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,088,850
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,656,022
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,869,400
NYC TFA–Future Tax	4.00%	5/1/2037	AAA	2,700	2,902,311
PR Corp Sales Tax(g)	5.00%	8/1/2043	Ca	5,130	1,077,300
PR Corp Sales Tax(g)	5.375%	8/1/2039	Ca	6,510	1,367,100
PR Corp Sales Tax(g)	5.50%	8/1/2040	Ca	5,580	1,171,800
PR Corp Sales Tax(g)	6.125%	8/1/2029	Ca	2,000	420,000
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	4,845,106
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,354,844
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,404,640
Total					87,142,737

See Notes to Financial Statements.	87

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Tobacco 3.34%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	$18,000	$1,204,020
Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,487,700
Buckeye Tobacco	5.75%	6/1/2034	B-	2,835	2,737,589
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	4,793,300
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,951,050
Golden St Tobacco	5.00%	6/1/2033	B+	2,200	2,200,022
Golden St Tobacco	5.125%	6/1/2047	B-	11,500	11,369,475
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,368,512
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	3,130	3,157,012
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,164,960
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	1,750	1,756,108
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	6,255	6,141,597
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	5,000	4,864,400
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	3,098,703
TSASC	5.00%	6/1/2035	A-	1,140	1,284,073
TSASC	5.00%	6/1/2036	A-	570	640,543
TSASC	5.00%	6/1/2048	NR	3,700	3,759,311
Total					67,978,375

Transportation 18.67%
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,300,320
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,291,120
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,291,220
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,181,050
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-	4,000	4,695,880
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	5,044,950
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	11,533,100
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,168,163
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,672,118
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,298,560
Chicago O’Hare Arpt	5.625%	1/1/2035	A	280	313,597
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,030,248
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,256,816
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A	4,200	2,514,582
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	7,720	3,190,676
Eagle Co Arpt	5.00%	5/1/2033	Baa2	2,430	2,789,397
Eagle Co Arpt	5.00%	5/1/2037	Baa2	1,000	1,133,330
Eagle Co Arpt	5.00%	5/1/2041	Baa2	1,000	1,125,480

88	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Transportation (continued)
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		$4,500	$2,362,815
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		9,000	10,434,690
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		8,000	9,250,640
Greater New Orleans Expwy	5.00%	11/1/2042	AA		2,700	3,072,303
Greater New Orleans Expwy	5.00%	11/1/2047	AA		2,925	3,312,680
Greater Orlando Aviation(e)	4.00%	10/1/2052	A1		7,500	7,617,525
HI Arpt	5.00%	7/1/2034	A+		3,000	3,286,320
HI Arpts AMT	5.00%	7/1/2041	A+		5,000	5,656,750
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-		4,000	4,340,200
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,770,675
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	4,146,455
Long Beach Harbor AMT	5.00%	5/15/2043	AA		3,000	3,459,990
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA		4,000	4,529,360
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,689,315
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,711,640
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,823,138
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,331,200
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,249,271
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-		550	639,265
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,343,419
Miami Dade CO Aviation–Mia	5.00%	10/1/2041	A		6,350	7,285,355
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	5,161,009
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,904,000
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(d)	5,900	7,233,695
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,317,400
MTA NY	5.00%	11/15/2030	AA-		5,095	5,866,892
MTA NY	6.50%	11/15/2028	AA-		1,440	1,525,378
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,160,380
NC Tpk Auth–Triangle Exprs (AGM)	5.00%	1/1/2039	AA		900	1,037,277
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,591,300
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,179,385
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,146,430
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	5,031,135
North TX Twy Auth	5.00%	9/1/2028	AA+		10,000	11,390,000
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	4,845,030
North TX Twy Auth	6.00%	1/1/2025	A1		615	622,491
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,652,382

See Notes to Financial Statements.	89

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Transportation (continued)
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	$14,210	$15,790,862
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,804,200
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,478,160
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,810,530
PA Tpk Commn	6.00%	12/1/2034	A-	8,460	9,730,015
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,847,790
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,122,069
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,265,775
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,627,606
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	A	2,285	2,291,946
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,242,500
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,311,260
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,318,420
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	1,988,244
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,727,904
Sacramento Co Arpt	5.00%	7/1/2041	A-	7,000	8,028,860
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,155,265
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,503,930
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,601,750
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,114,820
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	10,000	11,024,100
San Jose Arpt AMT	5.00%	3/1/2047	NR	2,800	3,184,748
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,790,400
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,585,200
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,268,727
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%	7/1/2047	AA	1,800	2,061,198
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,658,316
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB	4,880	5,272,108
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,759,410
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,397,231
Wayne Co Arpt(e)	5.00%	12/1/2042	A2	1,200	1,355,712
Wayne Co Arpt(e)	5.00%	12/1/2047	A2	1,000	1,123,400
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,880,625
Total					379,930,878

90	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value

Utilities 12.06%
Baltimore Wastewater	5.00%		7/1/2039	AA-	$4,250	$4,796,635
Baltimore Water	5.00%		7/1/2032	AA-	2,435	2,813,302
Baltimore Water	5.00%		7/1/2046	AA-	10,000	11,447,400
Beaver Co IDA–Firstenergy	4.00%	#(c)	1/1/2035	Caa1	5,000	2,262,450
Central Plains–Goldman Sachs	5.00%		9/1/2032	A3	5,000	5,537,650
Central Plains–Goldman Sachs	5.25%		9/1/2037	A3	9,025	10,015,223
Chicago Wastewater	5.00%		1/1/2047	A	1,325	1,441,428
Chicago Water	5.00%		11/1/2029	A	4,560	5,339,350
Chicago Water	5.00%		11/1/2036	A	1,775	2,001,029
Chicago Water	5.00%		11/1/2039	A	2,600	2,840,864
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	2,125	2,281,272
CO Public Auth–ML	6.50%		11/15/2038	BBB+	4,270	6,050,547
Compton Water	6.00%		8/1/2039	NR	5,500	5,768,015
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	9,000	9,387,270
Detroit Sewer	5.00%		7/1/2034	BBB+	1,595	1,785,842
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	3,600	4,190,256
HI Dept Budget–Hawaiian Electric AMT	4.00%		3/1/2037	Baa2	5,000	5,187,500
IN Muni Pwr	5.25%		1/1/2030	A+	2,000	2,334,460
IN Muni Pwr	5.25%		1/1/2032	A+	2,050	2,384,396
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	2,000	2,403,140
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,386,224
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	2,215	2,514,468
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	A	5,000	5,626,800
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A	4,000	4,485,080
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,286,627
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	5,825	7,477,378
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	11,086,684
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A	2,625	2,980,031
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,747,100
MO Joint Muni Elec Util Commn	5.00%		12/1/2040	A2	4,600	5,184,752
New Orleans Water	5.00%		12/1/2034	A-	1,000	1,133,500
New Orleans Water	5.00%		12/1/2040	A-	1,250	1,411,388
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A	5,000	5,559,050
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	4,620	4,789,462
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	3,500	4,004,525
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000	1,139,720
Paducah Electric (AGM)	5.00%		10/1/2035	AA	1,000	1,130,540

See Notes to Financial Statements.	91

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s(a)		(000)	Value

Utilities (continued)
Philadelphia Gas Works	5.00%		8/1/2029	A		$1,750	$2,036,247
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,737,315
Philadelphia Gas Works	5.00%		8/1/2047	A		3,000	3,406,080
Philadelphia Water & Wastewater	5.00%		7/1/2028	A+		2,520	2,968,762
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,908,709
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		5,550	6,449,599
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A-		5,040	5,246,388
PR Aqueduct & Swr Auth	5.75%		7/1/2037	CC		2,780	2,022,450
PR Elec Pwr Auth(g)	1.57% (3 Mo. LIBOR * .67 + .70%)	#	7/1/2031	Ca		4,000	1,915,000
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	BBB+		3,145	3,791,203
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	BBB+		10,705	13,083,116
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	BBB+		3,685	4,467,583
Southern CA Pub Pwr Auth–Goldman Sachs	2.348% (3 Mo. LIBOR * .67 + 1.47%)	#	11/1/2038	A3		3,000	2,618,700
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(d)	3,000	3,565,200
Trimble Env Facs–Louisville Gas & Elec	3.75%		6/1/2033	A1		11,250	11,469,262
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,520	3,948,313
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,520	10,663,542
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3		910	894,184
Total							245,403,011
Total Municipal Bonds (cost $1,954,687,184)							2,042,882,457

92	See Notes to Financial Statements.

Schedule of Investments (continued)

NATIONAL TAX FREE FUND September 30, 2017

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(h)	Date	Moody’s(a)	(000)	Value

SHORT-TERM INVESTMENTS 0.93%

Variable Rate Demand Notes 0.93%

Housing 0.01%
IN Hsg & Cmnty Dev–SF
Mtge Rev (GNMA)	1.02%	10/2/2017	7/1/2039	Aaa	$285	$285,000

Utilities 0.92%
NYC Muni Water	1.03%	10/2/2017	6/15/2032	AA+	1,300	1,300,000
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2029	A-	900	900,000
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2041	A-	5,100	5,100,000
NYC Muni Water	0.98%	10/2/2017	8/1/2031	AAA	800	800,000
St Lucie Co PCR–FL Pwr & Lt Co	0.99%	10/2/2017	9/1/2028	Aa2	10,535	10,535,000
Total						18,635,000
Total Short-Term Investments (cost $18,920,000)						18,920,000
Total Investments in Securities 101.30% (cost $1,973,607,184)						2,061,802,457
Liabilities in Excess of Cash and Other Assets(i) (1.30%)						(26,393,222)
Net Assets 100.00%						$2,035,409,235

Open Futures Contracts at September 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
Long U.S. Treasury Bond	December 2017	29	Short	$(4,484,979)	$(4,431,563)	$53,416

Note: See Footnotes to Schedules of Investments on page 149 of this report.

See Notes to Financial Statements.	93

Schedule of Investments (concluded)

NATIONAL TAX FREE FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$–	$111,818,220	$2,842,000	$114,660,220
Lease Obligations	–	116,021,505	247,520	116,269,025
Other Revenue	–	126,384,533	1,875,695	128,260,228
Special Tax	–	46,982,537	12,753,820	59,736,357
Remaining Industries	–	1,623,956,627	–	1,623,956,627
Variable Rate Demand Notes	–	18,920,000	–	18,920,000
Total	$–	$2,044,083,422	$17,719,035	$2,061,802,457

Liabilities
Trust Certificates(4)	$–	$(26,250,000)	$–	$(26,250,000)
Total	$–	$(26,250,000)	$–	$(26,250,000)

Other Financial Instruments
Futures Contracts
Assets	$53,416	$–	$–	$53,416
Liabilities	–	–	–	–
Total	$53,416	$–	$–	$53,416

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2016	$3,491,271
Accrued Discounts (Premiums)	145,604
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(116,029)
Purchases	–
Sales	(64,766)
Net Transfers into Level 3	14,262,955
Net Transfers out of Level 3	–
Balance as of September 30, 2017	$17,719,035
Change in unrealized appreciation/depreciation for year ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$(116,029)

94	See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.12%

Corporate-Backed 11.77%
AK IDA–Anchorage Sportsplex(g)	6.12%		8/1/2031	NR	$2,869	$372,996
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	6,050	6,204,940
Beauregard Parish–Office Max	6.80%		2/1/2027	B3	5,000	5,021,700
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,561,114
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,691,020
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB-	15,240	15,287,549
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa3	2,000	2,070,120
IA Fin Auth–Alcoa	4.75%		8/1/2042	BBB-	1,535	1,550,074
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	23,410	25,071,876
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	10,000	10,243,500
IL Fin Auth–Leafs Hockey Club(g)	5.875%		3/1/2027	NR	1,500	397,500
IL Fin Auth–Leafs Hockey Club(g)	6.00%		3/1/2037	NR	1,450	384,250
JFK IAT–American Airlines AMT	5.00%		8/1/2031	BB-	5,000	5,342,050
MA DFA–Covanta†	4.875%		11/1/2042	BB-	2,100	2,100,714
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,188,059
Maricopa Co IDA–Waste Mgmt AMT	3.375%	#(c)	12/1/2031	A-	4,165	4,326,019
MD EDC–Chesapeake Bay Hyatt(g)	5.00%		10/1/2017	NR	3,430	2,058,000
Middlesex CO Impt Auth–Heldrich Ctr	5.00%		1/1/2020	Caa1	205	201,829
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BB+	3,000	2,917,830
Niagara Area Dev Corp–Covanta AMT†	5.25%		11/1/2042	BB-	15,760	15,771,032
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	5,125	5,647,852
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	9,460	10,354,348
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	5,965	5,985,221
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB-	1,885	2,111,747
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB-	2,600	2,968,264
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	45,725	49,830,648
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,736,230
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,064,360
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,752,125
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,094,250
Rockdale Co Dev–Visy Paper AMT	6.125%		1/1/2034	NR	6,000	6,011,100
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B3	1,500	1,506,600
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2034	Baa1	2,000	2,274,500
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-	7,000	7,675,290
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,265	1,420,734
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,744,360

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Corporate-Backed (continued)
West Pace Coop Dist(g)	9.125%	5/1/2039	NR		$13,770	$7,986,600	(f)
WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,708,525
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,427,920
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BBB-		3,125	3,203,844
WI Pub Fin Auth–Celanese AMT	5.00%	12/1/2025	BBB-		1,950	2,218,281
Total						255,484,971

Education 3.96%
AZ IDA–American Charter Sch†	5.00%	7/1/2022	BB+		1,880	1,979,490
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	B+		5,000	5,079,900
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,834,980
Dauphin Co Gen Auth–Harrisburg Univ†	5.125%	10/15/2041	BB		2,500	2,481,125
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,490	1,529,291
Glenville Clg	5.00%	6/1/2037	NR		1,500	1,496,175
Glenville Clg	5.25%	6/1/2047	NR		4,000	3,987,760
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB-	(d)	2,000	1,938,540
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,335,337
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,009,000
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,505,075
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,456,630
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,191,136
IL Fin Auth–Rosalind Franklin Univ	5.00%	8/1/2042	NR		315	342,777
IL Fin Auth–Rosalind Franklin Univ	5.00%	8/1/2047	NR		380	411,570
MA DFA–Emerson Clg	5.00%	1/1/2036	BBB+		2,000	2,297,140
MA DFA–Emerson Clg	5.00%	1/1/2037	BBB+		550	631,224
MA DFA–Emerson Clg	5.00%	1/1/2040	BBB+		2,125	2,418,909
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2		6,145	6,896,349
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3		3,750	4,017,637
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3		3,000	3,170,190
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	NR		5,000	5,208,300
Marietta Dev Auth–Life Univ	7.00%	6/15/2039	NR		750	781,245
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,396,920
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,210,780
NY Dorm–Yeshiva Univ	5.00%	11/1/2031	B3		1,475	1,526,728
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,575,850
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,108,987
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,147,150
Total						85,966,195

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation 10.63%
Arkansas City Bldg–So Cent Reg Med	6.75%		9/1/2038	B1	$6,360	$6,682,007
Atlantic City GO (BAM)	5.00%		3/1/2032	AA	300	345,417
Bellwood GO	5.875%		12/1/2027	A	3,000	3,512,640
Bellwood GO	6.15%		12/1/2032	A	2,770	3,287,574
CA State GO	4.00%		9/1/2035	AA-	5,000	5,384,250
Chicago Brd Ed	1.77% (MUNIPSA * 1 + .83%)	#	3/1/2036	B	12,450	12,342,307
Chicago Brd Ed	5.00%		12/1/2031	B	3,200	3,186,944
Chicago Brd Ed	5.00%		12/1/2041	B	4,010	3,970,862
Chicago Brd Ed	5.00%		12/1/2042	B	15,570	15,458,674
Chicago Brd Ed	5.25%		12/1/2035	B	6,950	6,953,614
Chicago Brd Ed	5.25%		12/1/2039	B	7,540	7,480,886
Chicago Brd Ed	5.25%		12/1/2041	B	16,235	16,080,280
Chicago Brd Ed	5.50%		12/1/2039	B	5,725	5,779,559
Chicago Brd Ed	6.50%		12/1/2046	B	4,900	5,581,394
Chicago Brd Ed†	6.75%		12/1/2030	NR	1,000	1,177,330
Chicago Brd Ed	7.00%		12/1/2044	B	2,180	2,551,886
Chicago Brd Ed†	7.00%		12/1/2046	NR	6,560	7,885,120
Chicago GO	5.00%		1/1/2024	BBB+	1,270	1,406,741
Chicago GO	5.00%		1/1/2034	BBB+	3,615	3,712,786
Chicago GO	5.00%		1/1/2038	BBB+	3,800	4,031,496
Chicago GO	5.00%		1/1/2040	BBB+	1,935	1,997,965
Chicago GO	5.25%		1/1/2028	BBB+	2,630	2,855,286
Chicago GO	5.25%		1/1/2032	BBB+	3,000	3,198,390
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,635,731
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,086,910
Chicago GO	5.50%		1/1/2042	BBB+	250	269,455
Chicago GO	6.00%		1/1/2038	BBB+	17,835	20,702,333
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A	1,500	1,667,550
CT State GO	4.00%		4/15/2037	A+	2,620	2,712,486
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,330,538
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	774,035
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	BB-	5,000	5,033,850
IL State GO	3.50%		6/1/2029	BBB-	3,880	3,621,243
IL State GO	4.00%		1/1/2026	BBB-	2,790	2,838,937
IL State GO	4.00%		6/1/2037	BBB-	7,000	6,749,960
IL State GO	4.50%		11/1/2039	BBB-	1,100	1,092,355

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
IL State GO	5.00%	2/1/2029	BBB-		$5,000	$5,487,850
IL State GO	5.00%	1/1/2035	BBB-		7,000	7,426,440
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+		7,665	4,621,688
Philadelphia Sch Dist	5.00%	9/1/2037	A2		800	878,944
Philadelphia Sch Dist	5.00%	9/1/2038	A2		1,000	1,096,300
PR Comwlth GO(g)	4.00%	7/1/2020	Caa3		1,175	518,246
PR Comwlth GO(g)	5.00%	7/1/2019	Caa3		5,075	2,319,174
PR Comwlth GO(g)	5.00%	7/1/2020	Caa3		10,410	4,812,855
PR Comwlth GO(g)	5.00%	7/1/2020	Caa3		3,000	1,364,340
PR Comwlth GO(g)	5.00%	7/1/2022	Caa3		2,970	1,377,338
PR Comwlth GO(g)	5.625%	7/1/2032	Caa3		4,775	2,220,375
PR Comwlth GO(g)	5.625%	7/1/2033	Caa3		4,030	1,863,875
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		2,235	2,235,939
Scranton GO	5.00%	9/1/2028	BB+		500	538,055
Scranton GO	5.00%	9/1/2029	BB+		1,000	1,067,690
Scranton GO	5.00%	11/15/2032	BB+		2,500	2,615,850
WI PFA–American Dream†	7.00%	12/1/2050	NR		12,000	13,976,160
Total						230,799,910

Health Care 30.54%
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(d)	2,750	3,008,610
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(d)	1,000	1,098,360
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,007,800
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,502,070
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	4,029,880
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,306,600
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,044,870
Atlanta Dev Auth–Georgia Proton Ctr	7.00%	1/1/2040	NR		11,695	12,081,520
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,735	9,735,097
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	5,181,650
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	6,986,355
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		5,350	5,350,214
CA Stwde–Daughters of Charity	5.75%	7/1/2024	CCC		1,460	1,463,270
CA Stwde–Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,620,236
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,798,276
CA Stwde–Loma Linda Univ Med Ctr†	5.00%	12/1/2029	BB		3,155	3,571,302
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,350	5,849,476
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	22,872,360

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		$11,120	$12,243,565
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,099,360
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,755,800
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,089,430
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,823,788
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,095,890
Cape Girardeau IDA–Southeast Hlth	5.00%	3/1/2036	BBB-		600	661,998
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,023,450
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,463,439
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,651,308
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,039,580
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2037	BB+	(d)	750	812,978
CO Hlth Facs–Fraiser Meadows	5.25%	5/15/2047	BB+	(d)	2,250	2,402,168
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,219,700
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,336,720
CT Hlth & Ed–Church Home†	5.00%	9/1/2046	BB	(d)	1,000	1,020,130
CT Hlth & Ed–Church Home†	5.00%	9/1/2053	BB	(d)	1,500	1,522,560
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,072,080
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	353,804
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,098,500
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,302,752
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,500,625
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		8,075	8,873,940
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		4,900	5,384,855
DC Rev–Ingleside at Rock Creek	5.00%	7/1/2052	NR		1,800	1,851,624
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,090,942
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,958,482
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,069,850
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,946,720
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,644,500
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,899,213
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	883,864
Franklin Hlth–Proton Therapy†	7.50%	6/1/2047	NR		10,000	10,488,500
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,000	4,054,560
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,015,100
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,227,120
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(d)	4,385	4,759,874

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Guadalupe CO–Seguin City Hospital	5.00%		12/1/2040	BB		$4,880	$5,044,846
Hanover Co EDA–Covenant Woods	5.00%		7/1/2042	NR		2,000	2,078,520
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		1,985	2,057,730
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BB+	(d)	1,535	1,593,791
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BB+	(d)	3,000	3,815,190
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		4,465	4,465,134
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,948,438
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	3,040,518
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	7,191,730
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		700	778,631
ID HFA–Madison Mem Hosp	5.00%		9/1/2030	BB+		1,530	1,693,236
ID HFA–Madison Mem Hosp	5.00%		9/1/2037	BB+		1,000	1,066,580
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		569	95,105
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		569	155,297
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	106,029
IL Fin Auth–Clare Oaks	4.00%	#(c)	11/15/2052	NR		4,550	3,376,394
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		845	845,338
IL Fin Auth–Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(d)	3,355	3,358,019
IL Fin Auth–Friendship Vlg Shaumburg	5.625%		2/15/2037	BB-	(d)	3,975	3,976,789
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	BB-	(d)	3,500	3,667,860
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(d)	2,165	2,383,405
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA		5,000	5,414,075
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(d)	3,150	3,294,553
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,548,720
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2042	BB	(d)	1,750	1,848,648
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2050	BB	(d)	5,000	5,250,000
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		765	857,045
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,312,457
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	7,907,130
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,206,190
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,624,356
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,198,634
LA PFA–Ochsner Clinic	6.50%		5/15/2037	A3		8,250	9,789,697
Lancaster Co Hosp Auth–Bretheren Village	5.125%		7/1/2037	BB+	(d)	1,000	1,102,720
Lancaster Co Hosp Auth–Bretheren Village	5.25%		7/1/2041	BB+	(d)	1,000	1,108,510
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	6,337,440
MA DFA–Seven Hills Fndtn	5.00%		9/1/2045	BBB-		5,000	5,308,200

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Martin Hsp Dist	7.25%	4/1/2036	BBB	(d)	$3,450	$3,798,105
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	7,998,644
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,740	5,324,537
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		225	243,088
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		245	267,927
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,317,760
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,699,268
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(d)	1,000	1,040,950
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,533,960
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	10,009,795
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,502,622
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,936,983
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,148,708
New Hope–Carillon	5.00%	7/1/2046	NR		2,000	2,029,580
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		3,000	3,091,920
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,747,877
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,150	1,150,069
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		6,880	6,560,149
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	BBB		5,625	6,096,937
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	14,239,328
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,837,825
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,507,805
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,903,250
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,277,062
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,591,134
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,832,752
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(d)	1,355	1,424,254
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(d)	4,000	4,175,360
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,748,250
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,177,060
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB		7,000	7,471,450
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,183,749
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,800,340
Rockville Eco Dev–Ingleside at King Farm(e)	5.00%	11/1/2042	BB	(d)	1,625	1,770,779
Rockville Eco Dev–Ingleside at King Farm(e)	5.00%	11/1/2047	BB	(d)	1,450	1,572,279
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,088,490
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,749,104

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		$10,000	$12,160,300
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,897,548
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,785	6,790,292
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,012,000
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2036	NR		730	729,978
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB	(d)	1,100	1,183,358
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB	(d)	1,660	1,826,896
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,890
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	BB	(d)	3,650	3,839,909
Tarrant Co Cultural–Buckner	6.75%	11/15/2047	NR		2,500	2,724,925
Tarrant Co Cultural–Buckner	6.75%	11/15/2052	NR		3,000	3,258,270
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(d)	2,635	2,802,639
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(d)	2,750	3,070,760
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,247,124
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,614,077
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,235,213	(f)
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,017,714	(f)
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,702,408
WA HFC–Lea Hill†	5.00%	7/1/2046	NR		1,020	1,036,544
WA HFC–Lea Hill†	5.00%	7/1/2051	NR		2,000	2,025,300
WA HFC–Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	1,032,830
WA HFC–Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	1,021,960
WA HFC–Presbyterian†	5.00%	1/1/2046	BB+	(d)	3,000	3,165,630
WA HFC–Presbyterian†	5.00%	1/1/2051	BB+	(d)	3,300	3,469,323
WA Hlth–Virginia Mason	5.00%	8/15/2036	NR		2,000	2,248,400
WA Hlth–Virginia Mason	5.00%	8/15/2037	NR		2,400	2,689,560
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,397,633
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,034,300
WA Hsg–Mirabella†	6.50%	10/1/2032	NR		1,970	2,160,144
WA Hsg–Mirabella†	6.75%	10/1/2047	NR		3,000	3,307,380
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,325	1,445,973
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,375	1,413,624
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,500	1,506,840
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,668,435
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,179,240
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,956,056
WI PFA–Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,486,887

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		$2,961	$60,997
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,455	1,234,110	(f)
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,940,990
WI PFA–Mary’s Woods†	5.25%	5/15/2047	BB	(d)	1,000	1,075,760
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300	2,464,887
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,206,367
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,953
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,027,240
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,522,950
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,124,600
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,039,840
Total						662,910,874

Housing 0.98%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	823,844
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,172,000
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	610,044
IL Fin Auth–Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,901,772
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		3,180	3,321,542
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,153,160
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	567,185
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(d)	1,500	1,552,470
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(d)	4,000	4,123,840
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		4,650	5,004,888
Total						21,230,745

Lease Obligations 1.61%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,735,530
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,653,200
Houston Co Coop Dist–Country Crossing(g)	12.50%	5/15/2020	NR		4,199	587,860	(f)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,358,152
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,517,154
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,649,440
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,307,305
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,617,900
NJ EDA–Sch Facs(e)	5.00%	6/15/2042	BBB+		2,000	2,142,680
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,500	4,016,670
PR Pub Fin Corp(g)	5.50%	8/1/2031	C		12,250	428,750
Total						35,014,641

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Other Revenue 7.09%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030		A-		$5,120	$5,586,381
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045		BB+		2,250	2,259,472
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046		NR		5,000	4,907,400
Austin Convention	5.00%	1/1/2032		BBB-		800	914,408
Austin Convention	5.00%	1/1/2034		BBB-		930	1,053,457
Baker Correctional Dev	8.00%	2/1/2030		NR		8,568	6,962,700
Baltimore Conv Ctr–Hilton Hotel	5.00%	9/1/2039		BBB-		2,915	3,315,084
CA Sch Fin Auth–Kipp LA†	5.00%	7/1/2037		BBB		590	675,615
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044		BBB		2,390	2,654,740
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019		NR		5,000	4,992,250
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037		NR		1,000	1,016,190
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047		NR		2,500	2,537,425
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042		BB+		5,000	5,072,950
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043		BBB+		1,000	1,165,210
FL DFC–FL Charter Foundation†	5.00%	7/15/2046		NR		4,000	3,852,080	(f)
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037		NR		1,235	813,914
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037		NR		940	9,400	(f)
FL DFC–Palm Bay Admy†	6.375%	5/15/2037		NR		2,620	2,643,947
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046		NR		5,000	5,273,700
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(d)	6,000	6,730,440
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043		Ba1		3,250	3,490,695
Gainesville & Hall Co Dev Auth–Riverside	5.00%	3/1/2047		BBB-	(d)	1,680	1,777,759
Gainesville & Hall Co Dev Auth–Riverside	5.125%	3/1/2052		BBB-	(d)	1,250	1,320,162
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039		B-		1,250	1,262,900
Kansas City IDA–Derrick Thomas Sch(g)†	5.875%	1/1/2037		NR		6,570	2,693,700
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,279,720
Lombard PFC–Conf Ctr & Hotel(g)	7.125%	1/1/2036		NR		8,500	3,315,000
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3		12,750	15,677,145
Maricopa Co IDA–Horizon	5.00%	7/1/2035		BB+		3,000	3,074,220
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,148,840
MD EDC–Chesapeake Bay Hyatt(g)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC–Chesapeake Bay Hyatt(g)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,370	4,199,662
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,825,695	(f)
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		665	672,029
Michigan St Strategic FD Escrow(j)	Zero Coupon	–	(k)	NR		5,000	500	(l)
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.125%	1/1/2025		NR		2,790	111,600	(f)

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.25%	1/1/2037	NR	$5,755	$60,428
Mission Econ Dev Corp–Natgasoline AMT†	5.75%	10/1/2031	BB-	9,000	9,444,330
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036	BBB	3,165	3,172,912
Ohio St Pollution Ctl Rev Escrow(g)	5.625%	5/15/2020	NR	2,965	297	(l)
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032	BB+	7,000	7,010,920
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035	NR	2,420	2,420,799
Phoenix IDA–Basis Schs†	5.00%	7/1/2046	BB	2,000	2,059,360
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	B-	1,425	1,051,223
UT Charter Sch Fin Auth–Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,084,698
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030	BB+	1,185	1,244,795
Total					153,756,152

Special Tax 5.80%
Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1	3,900	4,194,801
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025	NR	915	944,326
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,319,908
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,047,829
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,181,627
Arborwood CDD	5.35%	5/1/2036	NR	4,550	4,558,554
Arborwood CDD	6.90%	5/1/2025	NR	620	714,190
Arborwood CDD	6.90%	5/1/2036	NR	70	78,497
Arborwood CDD	6.90%	5/1/2036	NR	760	862,357	(f)
Aurora TIF–East River	6.50%	12/30/2023	NR	1,825	1,880,936
Aurora TIF–East River	6.75%	12/30/2027	NR	1,220	1,258,198
Baltimore Spl Oblig–E Baltimore Resrch	5.00%	9/1/2038	NR	1,650	1,757,432
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,105	4,114,770
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,120,987
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,136,032
Durbin Crossing CDD (Escrow)	–	–	NR	–	90,085	(l)
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR	3,000	3,282,510
Grandview IDA–Grandview Crossing(g)	5.75%	12/1/2028	NR	1,000	160,000	(f)
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,625,782
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	11,325	1,245,750	(f)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,854,959
Magnolia West CDD(g)	5.35%	5/1/2037	NR	3,203	1,889,625
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,127,360
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,142	4,659,372
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	797,243

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	$5,000	$5,057,300
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,750	2,900,563
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,125,519
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,222,800
Orange Co CFD–Esencia	5.00%	8/15/2046	NR	6,250	6,979,312
Orange Grove CDD(g)	5.30%	11/1/2021	NR	1,705	289,850	(f)
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	547,965
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,601,200
Prince Georges CO	5.00%	7/1/2046	NR	5,000	4,999,600
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,126,269
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	5,005	5,344,789
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,459,498
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,725,875
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,149,180
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,637,775
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,115,600
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	736,141
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	5,500	5,604,830
Stone Canyon CID(g)	5.70%	4/1/2022	NR	1,485	371,250	(f)
Tern Bay CDD(g)	5.375%	5/1/2037	NR	13,145	4,337,850	(f)
Village CDD #10	6.00%	5/1/2044	NR	925	1,090,973	(f)
Whispering Springs CDD(g)	5.20%	10/1/2021	NR	2,290	446,550	(f)
Total					125,773,819

Tax Revenue 3.20%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	1,440	1,641,960	(f)
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,241,161
Met Pier & Expo Auth–Mccormick Place	5.00%	12/15/2022	BB+	1,000	1,002,440
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2050	BB+	7,655	7,698,557
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2052	BB+	2,830	2,855,725
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BB+	6,035	6,123,775
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BB+	4,150	4,376,341
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,417,350
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,154,265
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	A	20,000	8,987,200

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Corp Sales Tax(g)	5.00%	8/1/2024	Ca	$5,080	$1,066,800
PR Corp Sales Tax(g)	5.00%	8/1/2043	Ca	2,725	572,250
PR Corp Sales Tax(g)	5.00%	8/1/2046	Caa3	9,725	5,178,562
PR Corp Sales Tax(g)	5.25%	8/1/2041	Ca	23,720	4,981,200
PR Corp Sales Tax(g)	5.375%	8/1/2039	Ca	9,380	1,969,800
PR Corp Sales Tax(g)	5.50%	8/1/2028	Ca	5,060	1,062,600
PR Corp Sales Tax(g)	5.50%	8/1/2040	Ca	7,000	1,470,000
PR Corp Sales Tax(g)	5.50%	8/1/2042	Ca	5,350	1,123,500
PR Corp Sales Tax(g)	5.75%	8/1/2037	Ca	4,395	922,950
PR Corp Sales Tax(g)	6.125%	8/1/2029	Ca	3,030	636,300
PR Corp. Sales Tax(g)	5.25%	8/1/2040	Caa3	19,080	10,160,100
Virgin ISlands PFA–Matching Fund	5.00%	10/1/2029	CCC+	2,500	1,796,875
Total					69,439,711

Tobacco 11.24%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	70,000	4,682,300
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	3,191,000
Buckeye Tobacco	5.125%	6/1/2024	B-	27,480	26,072,200
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,507,288
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,697,830
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	17,711,243
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	3,454,351
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	3,295,000
Golden St Tobacco	5.00%	6/1/2028	BBB	2,000	2,381,320
Golden St Tobacco	5.00%	6/1/2033	B+	12,660	12,660,127
Golden St Tobacco	5.125%	6/1/2047	B-	10,420	10,301,733
Golden St Tobacco	5.30%	6/1/2037	B	5,000	5,088,350
Golden St Tobacco	5.75%	6/1/2047	B3	15,615	15,648,260
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	1,622,440
Inland Empire Tobacco	4.625%	6/1/2021	NR	3,805	3,806,294
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,465	4,466,563
MI Tob Settlement	5.125%	6/1/2022	B-	2,565	2,563,230
MI Tob Settlement	5.25%	6/1/2022	B-	4,005	4,004,960
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	4,999,750
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	651,734
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	4,958,650
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,279,947

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Tobacco (continued)
RI Tob Settlement	Zero Coupon		6/1/2052	CCC+		$25,885	$2,680,909
Rockland Tobacco	Zero Coupon		8/15/2060	NR		40,000	1,374,400
Silicon Valley Tobacco	Zero Coupon		6/1/2056	NR		20,000	797,600
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		15,000	2,036,400
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC		10,000	943,200
Tobacco Settlement Auth IA	5.375%		6/1/2038	B+		6,085	6,084,817
Tobacco Settlement Auth IA	5.50%		6/1/2042	B+		2,880	2,891,549
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	BBB		4,885	4,902,049
Tobacco Settlement Fin Corp NJ	4.75%		6/1/2034	BB-		4,845	4,757,160
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2029	BBB-		17,670	17,696,682
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2041	B		13,575	13,206,846
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC+		39,410	3,365,220
Tobacco Settlement Fin Corp VA	Zero Coupon		6/1/2047	CCC		7,500	529,425
Tobacco Settlement Fin Corp VA	5.00%		6/1/2047	B-		10,605	10,285,365
TSASC	5.00%		6/1/2035	A-		560	630,773
TSASC	5.00%		6/1/2036	A-		280	314,653
TSASC	5.00%		6/1/2041	BBB+		850	944,869
TSASC	5.00%		6/1/2048	NR		14,170	14,397,145
Total							243,883,632

Transportation 5.34%
Broward Co Arpt AMT	5.125%		10/1/2038	A+		2,835	3,193,089
Chicago Midway Arpt AMT	5.00%		1/1/2026	A		4,000	4,597,120
Chicago O’Hare Arpt AMT	5.00%		1/1/2031	A		2,985	3,305,201
Denver Arpt–United Airlines AMT	5.00%		10/1/2032	NR		3,750	4,087,762
Denver City & Co Arpt AMT	5.50%		11/15/2025	A		3,410	4,057,082
E470 Pub Hwy Auth	Zero Coupon		9/1/2037	A-		5,000	2,250,350
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	A		25,000	15,662,000
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-		4,500	2,362,815
Foothill / Eastern Corridor Toll Rd	3.95%	#(c)	1/15/2053	BBB-		8,750	8,763,650
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-		1,000	1,148,340
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-		5,000	5,797,050
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-		6,915	7,996,022
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	Baa3		2,000	2,317,340
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	BB-		3,000	3,255,150
Mid Bay Bridge Auth	7.25%		10/1/2034	AAA	(d)	5,900	7,233,695
NJ Trans Trust Fund	6.00%		6/15/2035	BBB+		2,700	3,018,681
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%		1/1/2050	Baa3		10,000	11,112,500

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
PR Hwy & Trans Auth(g)	5.00%		7/1/2020	C	$6,035	$1,421,424
PR Hwy & Trans Auth(g)	5.00%		7/1/2022	C	1,545	366,937
PR Hwy & Trans Auth(g)	5.00%		7/1/2028	C	1,015	22,838
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BBB-	3,270	3,597,392
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BBB-	5,000	5,483,850
South Carolina Ports AMT	5.25%		7/1/2055	A+	5,000	5,585,200
Susquehanna Area Regl Arpt AMT	6.50%		1/1/2038	Baa3	7,870	7,958,144
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB	1,230	1,397,231
Total						115,990,863

Utilities 6.96%
Adelanto Util Sys	6.625%		7/1/2031	NR	11,000	11,818,180
Arborwood CDD	5.50%		5/1/2036	NR	495	496,238
Chicago Wastewater	5.00%		1/1/2047	A	675	734,312
Chicago Water	5.00%		11/1/2029	A	2,270	2,657,966
Chicago Water	5.00%		11/1/2036	A	890	1,003,333
CO Public Auth–ML	6.50%		11/15/2038	BBB+	5,255	7,446,282
Compton Water	6.00%		8/1/2039	NR	3,710	3,890,788
Detroit Water	5.25%		7/1/2041	A-	5,000	5,421,250
Guam Waterworks Auth	5.50%		7/1/2043	A-	2,535	2,809,135
IN Muni Pwr	5.25%		1/1/2034	A+	2,345	2,717,925
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	5,000	4,174,700
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB-	5,445	4,516,954
Jefferson Co Sewer	6.00%		10/1/2042	BBB-	6,075	7,136,545
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	20,050	24,091,478
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA	4,035	2,618,150
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2042	AA	5,000	4,196,900
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA	5,000	5,581,700
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	8,345	10,712,226
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,747,100
Moraine Ohio Solid Waste Disp Escrow AMT(g)	6.75%		12/31/2025	NR	525	53	(l)
OH Air Quality–Firstenergy	3.75%	#(c)	12/1/2023	Caa1	2,505	1,144,560
OH Air Quality–Firstenergy	4.375%	#(c)	6/1/2033	B1	5,090	5,019,096
OH Wtr Dev Auth–Firstenergy	4.375%	#(c)	6/1/2033	B1	1,090	1,074,816
OH Wtr Dev Auth–Firstenergy	4.375%	#(c)	6/1/2033	B1	1,000	986,070
PR Aqueduct & Swr Auth	5.00%		7/1/2033	Caa3	1,000	717,500
PR Aqueduct & Swr Auth	5.125%		7/1/2037	Caa3	2,670	1,915,725
PR Aqueduct & Swr Auth	5.25%		7/1/2042	Caa3	17,530	12,577,775

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
PR Elec Pwr Auth(g)		5.00%	7/1/2042	Ca	$2,450	$1,185,188
PR Elec Pwr Auth(g)		5.25%	7/1/2040	Ca	15,785	7,635,994
PR Elec Pwr Auth(g)		5.50%	7/1/2038	Ca	1,500	725,625
Salt Verde Fin Corp–Citi		5.00%	12/1/2037	BBB+	10,000	12,221,500
Total						150,975,064
Total Municipal Bonds (cost $2,150,792,740)						2,151,226,577

	Interest Rate#	Interest Rate Reset Date(h)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.41%

Variable Rate Demand Notes 0.41%

Health Care 0.10%
IL Fin Auth–Advocate Hlth	0.93%	10/4/2017	11/1/2038	AA+	2,200	2,200,000

Money Market Securities 0.02%
NYC Muni Water	1.03%	10/2/2017	11/1/2022	AAA	500	500,000

Utilities 0.29%
Appling Co Dev–GA Power	1.04%	10/2/2017	9/1/2041	A-	400	400,000
NYC Muni Water	0.98%	10/2/2017	8/1/2031	AAA	2,600	2,600,000
St Lucie Co PCR–FL Pwr & Lt Co	0.99%	10/2/2017	9/1/2028	Aa2	3,300	3,300,000
Total						6,300,000
Total Short-Term Investments (cost $9,000,000)						9,000,000
Total Investments in Securities 99.53% (cost $2,159,792,740)						2,160,226,577
Cash and Other Assets in Excess of Liabilities(i) 0.47%						10,195,145
Net Assets 100.00%						$2,170,421,722

Open Futures Contracts at September 30, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2017	93	Short	$(14,471,024)	$(14,211,563)	$259,461

Note: See Footnotes to Schedules of Investments on page 149 of this report.

110	See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$–	$247,498,371	$7,986,600	$255,484,971
Health Care	–	656,423,837	6,487,037	662,910,874
Lease Obligations	–	34,426,781	587,860	35,014,641
Other Revenue	–	147,956,580	5,799,572	153,756,152
Special Tax	–	116,879,154	8,894,665	125,773,819
Tax Revenue	–	67,797,751	1,641,960	69,439,711
Utilities	–	150,975,011	53	150,975,064
Remaining Industries	–	697,871,345	–	697,871,345
Variable Rate Demand Notes	–	9,000,000	–	9,000,000
Total	$–	$2,128,828,830	$31,397,747	$2,160,226,577

Liabilities
Trust Certificates(4)	$–	$(9,250,000)	$–	$(9,250,000)
Total	$–	$(9,250,000)	$–	$(9,250,000)

Other Financial Instruments
Futures Contracts
Assets	$259,461	$–	$–	$259,461
Liabilities	–	–	–	–
Total	$259,461	$–	$–	$259,461

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$20,270,995
Accrued Discounts (Premiums)	(3,451)
Realized Gain (Loss)	(54,705)
Change in Unrealized Appreciation (Depreciation)	(1,310,318)
Purchases	99,484
Sales	(5,512,421)
Net Transfers into Level 3	24,136,996
Net Transfers out of Level 3	(6,228,833)
Balance as of September 30, 2017	$31,397,747
Change in unrealized appreciation/depreciation for year ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$(1,310,318)

See Notes to Financial Statements.	111

Schedule of Investments

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 97.71%

Corporate-Backed 16.94%
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B3	$440	$441,795
AL IDA–Office Max Rmkt AMT	6.45%	#(c)	12/1/2023	B3	230	230,938
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#(c)	4/1/2035	Caa1	1,000	473,390
Brazos River Nav Dist–Dow Chemical AMT	5.90%	#(c)	5/1/2038	BBB	310	318,652
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	272,205
CA Stwde–So Cal Edison	2.625%	#(c)	11/1/2033	Aa3	500	515,090
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	105,936
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-	1,000	1,073,480
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB-	250	273,600
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B	3,800	3,927,072
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	1,280	1,370,867
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	65	66,583
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	B	200	214,438
IN Fin Auth–US Steel	6.00%		12/1/2019	B	130	134,778
IN Fin Auth–US Steel	6.00%		12/1/2026	B	550	562,815
Int Falls MN–Office Max	5.50%		4/1/2023	B3	100	100,337
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	4,040	4,342,071
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	170	191,877
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	600	676,932
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB	140	140,629
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	A3	285	326,527
MA Port Auth–Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	235	239,035
Matagorda Co Poll Ctl–Central Pwr & Lt	1.75%	#(c)	5/1/2030	A-	1,000	996,610
Middlesex CO Impt Auth–Heldrich Ctr	5.00%		1/1/2020	Caa1	65	63,994
Montgomery Co IDA–Peco Generation AMT	2.70%	#(c)	10/1/2034	BBB	1,500	1,513,740
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BB+	1,585	1,541,587
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	BB-	1,100	1,100,660
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	1,210	1,256,270
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	500	551,010
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	105	105,356
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	184,986
NY Energy–NY State Elec & Gas AMT	2.375%	#(c)	7/1/2026	A	240	246,026
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	100	110,842
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-	1,250	1,371,025
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,151,750
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	280	335,978

112	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Corporate-Backed (continued)
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+	$205	$205,320
Red River–AEP Texas North (NPFGC) (FGIC)	4.45%		6/1/2020	A	455	486,181
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	1,720	1,860,920
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	785	855,163
St Charles Parish–Valero Energy	4.00%	#(c)	12/1/2040	BBB	450	479,228
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(c)	6/1/2035	BB-	400	438,588
Washington Co Wastewtr–Cargill AMT	2.375%	#(c)	9/1/2030	A	100	101,994
Whiting Env Facs–BP AMT	5.00%	#(c)	11/1/2045	A1	1,170	1,344,763
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1	150	168,354
WI PFA–TrIPS AMT	5.00%		7/1/2022	BBB	670	728,538
WI PFA–Waste Mgmt AMT	2.00%	#(c)	7/1/2029	A-	800	809,904
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB-	500	559,860
WI Pub Fin Auth–Celanese AMT	5.00%		12/1/2025	BBB-	1,000	1,137,580
Total						35,705,274

Education 4.73%
AZ IDA–American Charter Sch†	4.00%		7/1/2019	BB+	1,030	1,047,695
CA Fin Auth–Biola Univ	5.00%		10/1/2018	Baa1	100	103,621
CA Muni Fin–Biola Univ	5.00%		10/1/2023	Baa1	100	117,238
Chicago Brd Ed	5.00%		12/1/2028	B	375	375,101
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR	100	105,211
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-	480	542,755
Glenville Clg	3.25%		6/1/2022	NR	500	499,555
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3	150	150,359
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3	390	390,581
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3	105	108,544
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3	100	103,273
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2022	A-	560	626,511
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+	500	589,555
MA DFA–Suffolk Univ	5.00%		7/1/2022	Baa2	805	922,409
MA DFA–Wheelock Clg	5.00%		10/1/2017	BBB	405	405,000
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	NR	250	260,415
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR	100	111,201
New Rochelle LDC–Iona Clg	5.00%		7/1/2023	BBB	315	361,790
NJ Ed Facs–Montclair State Univ	5.00%		7/1/2022	A1	170	195,128
NY Dorm–Long Island Univ	3.00%		9/1/2019	BBB	725	732,663
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Baa3	100	103,506
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-	245	263,657

See Notes to Financial Statements.	113

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Education (continued)
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-	$530	$581,929
NY Dorm–Pace Univ	5.00%		5/1/2024	BBB-	170	190,210
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	BBB-	130	131,405
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3	95	95,825
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3	145	142,610
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3	285	320,668
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3	250	281,433
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2022	BB+	100	109,102
Total						9,968,950

General Obligation 13.92%
Atlantic City GO (BAM)	5.00%		3/1/2021	AA	600	661,560
Atlantic City GO (BAM)	5.00%		3/1/2022	AA	245	275,439
Chicago Brd Ed	4.25%		12/1/2018	NR	95	98,509
Chicago Brd Ed	4.25%		12/1/2018	B	165	166,371
Chicago Brd Ed	5.00%		12/1/2017	NR	15	15,097
Chicago Brd Ed	5.00%		12/1/2017	B	50	50,122
Chicago Brd Ed	5.25%		12/1/2023	B	1,140	1,145,905
Chicago Brd Ed	1.77% (MUNIPSA * 1 + .83%)	#	3/1/2036	B	800	793,080
Chicago Brd Ed	5.00%		12/1/2019	B	370	381,126
Chicago Brd Ed	5.25%		12/1/2024	B	325	326,137
Chicago Brd Ed	5.25%		12/1/2026	B	630	628,141
Chicago Brd Ed	9.00%	#(c)	3/1/2026	B	780	788,346
Chicago Brd Ed (AMBAC)	5.00%		12/1/2017	B	200	200,844
Chicago Brd Ed (NPFGC) (FGIC)	5.00%		12/1/2019	A	365	384,228
Chicago GO	5.00%		12/1/2019	BBB+	625	661,175
Chicago GO	5.00%		1/1/2021	BBB+	325	342,686
Chicago GO	4.00%		1/1/2022	BBB+	160	167,693
Chicago GO	4.50%		1/1/2020	BBB+	700	731,913
Chicago GO	5.00%		1/1/2024	BBB+	1,855	2,054,728
Chicago GO	5.00%		1/1/2024	BBB+	1,050	1,129,159
Chicago GO	5.25%		1/1/2022	BBB+	785	862,417
Chicago GO (AMBAC)	5.00%		12/1/2017	BBB+	100	100,311
Cook Co GO	5.00%		11/15/2018	AA-	285	296,520
Cook Co GO	5.00%		11/15/2018	AA-	200	208,084
Cook Co GO	5.00%		11/15/2022	AA-	290	329,686
Cook Co GO	5.25%		11/15/2022	AA-	620	677,431

114	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Cook Co GO	5.25%	11/15/2024	AA-	$350	$390,617
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	103,307
Guam GO	5.00%	11/15/2023	BB-	10	10,047
Hartford GO	2.125%	7/15/2018	Caa3	215	189,428
Hartford GO	4.00%	4/1/2019	Caa3	100	84,014
Hartford GO	4.00%	4/1/2022	Caa3	125	99,659
IL State GO	5.00%	6/1/2021	BBB-	100	108,145
IL State GO	4.00%	2/1/2018	BBB-	100	100,719
IL State GO	4.00%	7/1/2018	BBB-	605	614,650
IL State GO	5.00%	1/1/2018	BBB-	245	246,926
IL State GO	5.00%	8/1/2019	BBB-	350	368,098
IL State GO	5.00%	1/1/2020	BBB-	860	908,547
IL State GO	5.00%	2/1/2020	BBB-	1,175	1,243,455
IL State GO	5.00%	4/1/2020	BBB-	565	599,940
IL State GO	5.00%	4/1/2020	BBB-	640	679,578
IL State GO	5.00%	7/1/2020	BBB-	755	805,562
IL State GO	5.00%	3/1/2021	BBB-	700	754,012
IL State GO	5.00%	7/1/2021	BBB-	755	817,537
IL State GO	5.00%	8/1/2021	BBB-	645	699,561
IL State GO	5.00%	2/1/2022	BBB-	785	852,895
IL State GO	5.25%	1/1/2020	BBB-	465	494,193
IL State GO (AGM)	5.00%	1/1/2019	AA	50	51,890
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	100,384
New Haven GO (AGM)	5.00%	8/15/2020	AA	1,275	1,394,837
NJ State Bldg Auth	4.00%	6/15/2021	BBB+	150	159,210
Oakland USD	5.00%	8/1/2020	AA-	150	166,598
Philadelphia Sch Dist	4.00%	9/1/2018	A2	300	306,045
Philadelphia Sch Dist	5.00%	9/1/2019	A2	100	105,731
Philadelphia Sch Dist	5.00%	9/1/2020	A2	535	582,064
Philadelphia Sch Dist	5.00%	9/1/2021	A2	125	139,038
Philadelphia Sch Dist	5.25%	9/1/2027	A2	250	259,632
Philadelphia Sch Dist	6.00%	9/1/2038	A2	870	909,428
PR Comwlth GO(g)	4.00%	7/1/2021	Caa3	300	134,274
PR Comwlth GO(g)	5.25%	7/1/2022	Caa3	55	25,850
PR Comwlth GO(g)	5.50%	7/1/2017	NR	110	51,425
PR Comwlth GO(g)	5.50%	7/1/2018	Caa3	100	46,783
PR Comwlth GO(g)	5.50%	7/1/2019	Caa3	265	124,081

See Notes to Financial Statements.	115

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
PR Comwlth GO (AGM)	3.875%		7/1/2019	AA		$35	$35,096
PR Comwlth GO (AGM)	5.50%		7/1/2019	AA		220	232,155
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Caa3		635	635,267
PR Pub Bldg Auth GTD(g)	5.50%		7/1/2019	Caa3		35	15,161
PR Pub Bldg Auth GTD(g)	5.50%		7/1/2023	Caa3		55	23,925
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2018	A2		190	193,065
Total							29,339,537

Health Care 19.50%
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		195	195,425
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		150	150,279
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		205	216,353
Ashland Med Ctr–Kings Daughters	5.00%		2/1/2022	BBB		560	627,570
Atlanta Dev Auth–Georgia Proton Ctr	6.00%		1/1/2023	NR		1,000	1,016,010
AZ Hlth Facs–Beatitudes	5.10%		10/1/2022	NR		245	245,284
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		275	288,500
CA Hlth–Childrens Hsp Los Angeles	5.75%		11/1/2018	A-		125	128,433
CA Muni Fin–Northbay Hlthcare	4.00%		11/1/2022	NR		760	822,335
CA Statewide–Beverly	4.00%		2/1/2021	BBB-		590	626,615
CA Stwde–American Baptist	5.00%		10/1/2020	BBB+	(d)	235	258,343
CA Stwde–Daughters of Charity	5.50%		7/1/2022	CCC		130	130,291
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CCC		730	731,635
CA Stwde–Daughters of Charity	5.75%		7/1/2025	CCC		25	25,056
CA Stwde–Eskaton Pptys	5.00%		11/15/2021	BBB		775	873,619
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB		1,000	1,155,530
Church Home of Hartford†	2.875%		9/1/2020	BB	(d)	200	200,038
Church Home of Hartford†	3.25%		9/1/2021	BB	(d)	200	200,376
CO Hlth Facs–Christian Living	4.00%		1/1/2020	NR		250	258,850
CO Hlth Facs–Fraiser Meadows	5.00%		5/15/2021	BB+	(d)	810	887,233
Collier Co IDA–Arlington of Naples†	5.25%		5/15/2022	NR		100	100,237
Cumberland Co Mun Auth–Asbury	5.00%		1/1/2020	NR		25	26,321
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,676,805
Denver Hlth & Hsp Auth	1.982% (3 Mo. LIBOR * .67 + 1.10%)	#	12/1/2033	BBB		300	267,537
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%		7/1/2035	Ba1		45	49,796
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	520,975
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(d)	500	542,745
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	271,613

116	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		$1,280	$1,400,358
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BB+	(d)	70	73,302
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		325	338,933
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		610	636,120
ID HFA–Madison Mem Hosp	5.00%		9/1/2021	BB+		1,000	1,089,850
IL Fin Auth–Centegra Hlth	5.00%		9/1/2019	BB+		100	105,229
IL Fin Auth–Centegra Hlth	5.00%		9/1/2021	BB+		100	109,492
IL Fin Auth–Friendship Vlg Shaumburg	5.00%	#(c)	2/15/2037	BB-	(d)	60	60,025
IL Fin Auth–Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(d)	90	90,081
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(d)	125	138,053
IL Fin Auth–Presence Health	5.00%		2/15/2020	BBB-		1,000	1,070,910
IL Fin Auth–Provena Hlth	6.25%		5/1/2022	BBB-		100	112,916
IL Fin Auth–Provena Hlth	7.75%		8/15/2034	BBB-		100	112,271
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		550	554,900
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	101,776
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(d)	800	870,272
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		345	386,510
KY EDFA–Owensboro Hlth	5.00%		6/1/2018	Baa3		120	122,581
KY EDFA–Owensboro Hlth	5.00%		6/1/2022	Baa3		300	333,912
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2023	BB+	(d)	700	784,322
MA DFA–Boston Med Ctr	5.00%		7/1/2022	BBB		395	449,328
MA DFA–Emerson Clg	5.50%		1/1/2030	NR		265	291,023
MA DFA–UMass Mem Hlth	5.00%		7/1/2023	BBB+		785	906,180
MA Hlth & Ed–Boston Med Ctr	4.75%		7/1/2023	BBB		200	205,516
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	659,034
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba2		475	542,535
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2020	BBB-	(d)	200	212,174
Moon IDC–Baptist Homes Soc	5.00%		7/1/2020	NR		60	62,653
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		1,220	1,227,003
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	296,780
NC Med–Southminster	5.00%		10/1/2021	NR		365	399,193
New Hope–Carillon	3.00%		7/1/2020	NR		585	588,516
New Hope Cult Ed Facs–Crestview	4.00%		11/15/2021	BB+	(d)	615	645,479
New Hope Cultural–Wesleyan Homes	4.00%		1/1/2018	NR		100	100,388
NH Hlth & Ed–Hillside Village†	3.50%		7/1/2022	NR		400	401,532
NJ EDA–Lions Gate	4.00%		1/1/2020	NR		325	335,062
NJ EDA–Lions Gate	4.375%		1/1/2024	NR		200	210,190

See Notes to Financial Statements.	117

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
NJ Hlth–St Josephs Hlth	5.00%		7/1/2024	BBB-		$485	$555,272
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		225	240,158
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		110	112,427
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		80	87,398
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	Baa3		500	561,445
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2022	Baa3		200	224,578
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		115	140,824
Palomar Hlth	5.00%		11/1/2021	BBB-		250	278,188
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2022	BBB-		190	190,410
Philadelphia Hsps–Temple Univ Hlth	5.50%		7/1/2030	BBB-		215	215,419
Price William Co IDA–Westminster	4.00%		1/1/2021	NR		930	977,941
RI Hlth & Ed–Care New England	5.00%		9/1/2020	BB		1,000	1,067,720
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	779,205
Rockville Eco Dev–Ingleside at King Farm(e)	2.50%		11/1/2024	BB	(d)	600	601,158
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB+		75	91,202
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(d)	400	426,584
St Paul Hsg–Healtheast	5.25%		11/15/2028	A+		650	730,496
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	A+		100	108,224
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(d)	100	100,083
Tarrant Co Cultural–Buckingham Sr Lvg	4.50%		11/15/2021	BB	(d)	1,500	1,500,000
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		410	410,849
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(d)	230	262,842
UMass Mem Hlth	5.00%		7/1/2021	BBB+		265	294,524
UMass Mem Hlth	5.125%		7/1/2026	BBB+		125	137,265
WA HFC–Lea Hill Proj†	3.20%		7/1/2021	NR		500	499,810
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		100	100,033
Westchester Co Hlth Care	5.00%		11/1/2022	BBB		410	455,887
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		750	752,760
WI PFA–Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	658,362
Total							41,079,267

Housing 1.95%
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		1,000	1,080,880
NC Hsg Fin Agy	4.00%		7/1/2047	AA		1,000	1,085,580
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2023	BBB-		200	228,202
NYC IDA–Yankee Stadium (FGIC)	2.548% (CPI Based)	#	3/1/2021	Baa1		480	482,496
PA Hsg Fin Auth AMT	4.00%		4/1/2039	NR		1,150	1,234,053
Total							4,111,211

118	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Lease Obligations 2.49%
CA Pub Wks–Dept of Correction (AMBAC)	5.00%	12/1/2019	A1		$540	$565,591
KY Ppty & Bldgs Commn–Proj #112	5.00%	11/1/2024	A1		1,000	1,183,290
NJ EDA–Sch Facs	5.00%	12/15/2019	BBB+		700	745,423
NJ EDA–Sch Facs	5.00%	9/1/2020	BBB+		320	346,634
NJ EDA–Sch Facs	5.00%	6/15/2022	Baa1		100	110,865
NJ EDA–Sch Facs	5.00%	3/1/2023	BBB+		720	802,447
NJ EDA–Sch Facs	5.00%	6/15/2023	BBB+		360	402,451
NJ EDA–Sch Facs	5.50%	9/1/2021	BBB+		320	353,626
NJ EDA–Transit Proj	5.00%	5/1/2019	BBB+		445	467,330
NJ Trans Trust Fund	5.25%	12/15/2019	BBB+		250	267,897
Total						5,245,554

Other Revenue 7.71%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%	8/15/2026	NR		250	250,993
CA Muni Fin–Northbay Hlthcare	5.00%	11/1/2023	BBB-		450	514,696
CA Sch Fin Auth–Ocean Charter†	6.00%	1/1/2019	NR		500	499,225
Central Plains–Goldman Sachs	5.00%	9/1/2019	A3		325	349,931
Central Plains–Goldman Sachs	5.25%	12/1/2021	A3		565	656,598
Chester Co IDA–Collegium Charter Sch	3.70%	10/15/2022	NR		1,000	1,009,150
Cleveland Arpt	5.00%	1/1/2029	A-		1,020	1,132,475
FL Charter Foundation†	4.00%	7/15/2026	NR		930	947,921
FL DFC–Renaissance Chtr Sch†	5.00%	6/15/2025	NR		150	157,112
FL DFC–Renaissance Chtr Sch	7.625%	6/15/2041	BB	(d)	250	279,765
Florence Twn IDA–Legacy Trad Sch	5.00%	7/1/2023	Ba1		200	213,440
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB		600	625,152
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB		540	589,264
Houston HI Ed–Cosmos Fndtn	6.50%	5/15/2031	BBB		750	887,040
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%	4/1/2022	BBB		1,500	1,753,800
Main St Nat Gas–Ml	5.00%	3/15/2022	BBB+		1,025	1,151,567
Maricopa Co IDA–Paradise Schools†	2.875%	7/1/2021	BB+		500	501,135
NJ Bldg Auth	5.00%	12/15/2018	BBB+		140	145,445
Phoenix IDA–Basis Schs†	3.00%	7/1/2020	BB		170	170,753
Phoenix IDA–Legacy Tradtl Schs†	3.00%	7/1/2020	Ba1		260	259,857
Plymouth Ed Ctr Charter Sch	5.125%	11/1/2018	B-		715	619,112	(l)
PR Elec Pwr Auth(g)	5.00%	7/1/2018	Ca		50	24,080
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	BBB+		190	224,293
Salt Verde Fin Corp–Citi	5.25%	12/1/2020	BBB+		175	194,437
TEAC–Goldman Sachs	5.25%	9/1/2022	A3		1,720	1,995,940

See Notes to Financial Statements.	119

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Other Revenue (continued)
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	$150	$175,428
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2020	BBB+	315	348,639
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR	375	375,952
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB+	185	194,335
Total						16,247,535

Special Tax 2.51%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	450	490,428
Anne Arundel Co–Natl Business Pk	6.10%		7/1/2040	NR	100	103,107
CA Reassmt Dist 15/2 Irvine	5.00%		9/2/2021	NR	140	157,476
Celebration Pointe CDD†	4.00%		5/1/2022	NR	350	355,240
NJ EDA–Kapkowski Rd Landfill	5.75%		10/1/2021	Ba2	15	16,039
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	765	771,066
NYC IDA–Yankee Stadium (FGIC)	2.608% (CPI Based)	#	3/1/2026	Baa1	300	291,045
Plaza Met Dist #1†	5.00%		12/1/2018	NR	1,500	1,548,195
San Clemente Cmnty Facs	5.00%		9/1/2024	NR	100	115,913
Scranton RDA GTD	5.00%		11/15/2021	BB+	500	519,360
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	260,896
Sparks Tourism Impt Dist†	6.75%		6/15/2028	Ba3	150	152,859
Village CDD #12	2.875%		5/1/2021	NR	500	509,740
Total						5,291,364

Tax Revenue 2.85%
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	470	499,422
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	379,813
Garden St Preservation Trust TCRS (BAM)	5.00%		11/1/2021	AA	300	335,445
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	485	496,335
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2020	BB+	200	214,640
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+	1,030	1,137,851
Met Pier & Expo Auth–Mccormick Place	5.00%		12/15/2022	BB+	1,110	1,112,708
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	Zero Coupon		6/15/2018	A	395	389,806
Met Pier & Expo Auth–Mccormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	A	245	279,268
NJ EDA–Cigarette Tax	5.00%		6/15/2021	BBB+	500	544,635
PR Corp Sales Tax(g)	5.00%		8/1/2022	Caa3	100	53,250
PR Corp Sales Tax(g)	5.50%		8/1/2023	Ca	125	26,250

120	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tax Revenue (continued)
PR Sales Tax Fing Cor(g)	5.00%		8/1/2021	Caa3	$1,000	$531,710
Total						6,001,133

Tobacco 7.32%
Buckeye Tobacco	5.125%		6/1/2024	B-	5,125	4,862,446
Buckeye Tobacco	5.375%		6/1/2024	B-	1,100	1,055,615
CA Co Tobacco Sec–LA Co	5.45%		6/1/2028	B3	1,000	1,020,690
Inland Empire Tobacco	5.00%		6/1/2021	NR	265	265,093
Inland Empire Tobacco	5.75%		6/1/2026	NR	265	278,788
MI Tob Settlement	5.125%		6/1/2022	B-	1,190	1,189,179
MI Tob Settlement	5.25%		6/1/2022	B-	40	40,000
Nassau Co Tobacco	5.25%		6/1/2026	B-	375	375,052
NJ EDA–Cigarette Tax	5.00%		6/15/2022	BBB+	950	1,049,778
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	775	869,697
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	520	524,488
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	BBB	2,190	2,197,643
Westchester Tobacco Asset Sec Corp	5.00%		6/1/2022	A	1,500	1,692,855
Total						15,421,324

Transportation 8.46%
AL Port Auth AMT (AGM)	5.00%		10/1/2023	AA	520	597,256
Alameda Corridor Trsp Auth	5.00%		10/1/2022	BBB+	200	231,164
Alameda Corridor Trsp Auth	5.00%		10/1/2024	BBB+	150	178,482
Central TX Mobility Auth	5.00%		1/1/2018	BBB	250	252,438
Chicago GO	4.00%		1/1/2019	BBB+	180	183,416
Chicago Water	5.00%		11/1/2020	A	265	291,614
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	BBB-	500	570,600
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB-	450	476,662
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-	2,000	2,146,960
Indianapolis Local Pub Impt–Ind Arpt AMT	5.00%		1/1/2023	A1	285	327,972
MA Port Auth–Delta Airlines AMT (AMBAC)	2.173% (Auction Rate Based)	#	1/1/2031	NR	1,000	917,699
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,270
MD EDC–CNX Consol Energy	5.75%		9/1/2025	B+	1,435	1,479,026
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	475	509,048
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2024	AA	1,540	1,799,059
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2019	BB-	1,100	1,156,474
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2021	Baa1	500	553,695

See Notes to Financial Statements.	121

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2022	Baa1	$830	$939,494
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2018	BBB	250	261,377
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2019	BBB	330	350,305
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2021	BBB	80	89,467
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2025	BBB	570	679,297
Philadelphia Airport AMT	5.25%		6/15/2022	A	175	192,101
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	1,450	1,580,036
PR Hwy & Trans Auth(g)	5.50%		7/1/2024	C	45	10,688
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	233,710
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	25	26,275
Regional Trans Dist–Denver Trans	5.375%		7/15/2025	Baa3	980	1,059,106
Regional Trans Dist–Denver Trans	6.00%		1/15/2026	Baa3	470	520,633
South Jersey Trans Auth	4.00%		11/1/2019	BBB+	170	177,521
Total						17,826,845

Utilities 9.33%
Beaver Co IDA–Firstenergy	3.50%	#(c)	12/1/2035	Caa1	610	276,580
Beaver Co IDA–Firstenergy	4.00%	#(c)	1/1/2035	Caa1	100	45,249
Beaver Co IDA–Firstenergy	4.375%	#(c)	1/1/2035	B1	275	271,106
Chicago Wastewater	5.00%		1/1/2023	A	370	422,814
Chicago Wastewater CR (AGM)	5.00%		1/1/2022	AA	150	169,133
Chicago Water	5.00%		11/1/2020	A	50	55,022
Chicago Water (AGM)	4.25%		11/1/2018	AA	370	382,084
CO Public Auth–ML	6.125%		11/15/2023	BBB+	1,340	1,634,277
Detroit Sewer	5.00%		7/1/2022	A-	235	267,437
Farmington Poll Ctl–NM Pub Svc	2.125%	#(c)	6/1/2040	BBB+	500	503,650
Floyd Co Dev–GA Power	2.35%	#(c)	7/1/2022	A3	125	125,996
HI Dept Budget–Hawaiian Electric	6.50%		7/1/2039	Baa2	160	172,506
Jefferson Co Sewer	5.00%		10/1/2018	BBB-	250	257,750
Jefferson Co Sewer	5.00%		10/1/2021	BBB-	1,300	1,418,157
Main St Nat Gas–ML	5.00%		3/15/2019	BBB+	510	536,030
MEAG–Proj 1	5.25%		1/1/2021	A	225	250,933
NM Muni Energy Acq Auth–RBC	1.579% (1 Mo. LIBOR * .67 + .75%)	#	11/1/2039	A1	750	749,820
OH Air Quality–Firstenergy	3.00%		5/15/2019	Caa1	1,495	680,584
OH Air Quality–Firstenergy	3.75%	#(c)	12/1/2023	Caa1	115	52,545
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	130	134,768
OH Wtr Dev Auth–FirstEnergy	3.75%	#(c)	7/1/2033	Caa1	200	90,658

122	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
OH Wtr Dev Auth–Firstenergy	4.375%	#(c)	6/1/2033	B1	$575	$566,990
Philadelphia Gas Works	5.00%		8/1/2021	A	200	226,180
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-	595	646,854
PR Aqueduct & Swr Auth	4.00%		7/1/2022	Caa3	100	72,625
PR Aqueduct & Swr Auth	5.00%		7/1/2019	Caa3	945	721,224
PR Aqueduct & Swr Auth	6.125%		7/1/2024	Caa3	140	107,800
PR Elec Pwr Auth(g)	4.10%		7/1/2019	Ca	240	115,687
PR Elec Pwr Auth(g)	4.25%		7/1/2020	Ca	320	154,336
PR Elec Pwr Auth (AGM)	5.00%		7/1/2023	AA	30	30,571
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	147,643
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%		7/1/2018	A	340	344,536
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	A	555	578,421
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	A	100	101,625
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2023	A+	1,090	1,260,160
TEAC–Goldman Sachs	5.00%		2/1/2020	A3	480	518,395
TEAC–Goldman Sachs	5.00%		2/1/2022	A3	1,140	1,290,184
TEAC–Goldman Sachs	5.25%		9/1/2021	A3	440	499,572
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2021	A3	1,070	1,227,033
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2018	BBB+	865	900,136
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2022	BBB+	1,440	1,659,226
Total						19,666,297
Total Municipal Bonds (cost $204,889,104)						205,904,291
Total Investments in Securities 97.71% (cost $204,889,104)						205,904,291
Cash and Other Assets in Excess of Liabilities(i) 2.29%						4,820,217
Net Assets 100.00%						$210,724,508

Open Futures Contracts at September 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 2-Year Treasury Note	December 2017	10	Short	$(2,162,014)	$(2,157,031)	$4,983
U.S. 10-Year Treasury Note	December 2017	68	Short	(8,609,850)	(8,521,250)	88,600
Totals				$(10,771,864)	$(10,678,281)	$93,583

Note: See Footnotes to Schedules of Investments on page 149 of this report.

See Notes to Financial Statements.	123

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Other Revenue	$–	$15,628,423	$619,112	$16,247,535
Remaining Industries	–	189,656,756	–	189,656,756
Total	$–	$205,285,179	$619,112	$205,904,291

Other Financial Instruments
Futures Contracts
Assets	$93,583	$–	$–	$93,583
Liabilities	–	–	–	–
Total	$93,583	$–	$–	$93,583

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2016	$74,858
Accrued Discounts (Premiums)	127,878
Realized Gain (Loss)	(1,363)
Change in Unrealized Appreciation (Depreciation)	271,489
Purchases	214,500
Sales	(68,250)
Net Transfers into Level 3	–
Net Transfers out of Level 3	–
Balance as of September 30, 2017	$619,112
Change in unrealized appreciation/depreciation for year ended September 30, 2017 related to Level 3 investments held at September 30, 2017	$276,353

124	See Notes to Financial Statements.

Schedule of Investments

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.02%

Corporate-Backed 1.03%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$1,020	$1,098,316
CA Poll Ctl–Waste Mgmt AMT	3.25%	#(c)	12/1/2027	A-	1,500	1,583,775
CA Stwde–So Cal Edison	2.625%	#(c)	11/1/2033	Aa3	500	515,090
Total						3,197,181

Education 5.96%
CA Dev Auth–Culinary Institute	5.00%		7/1/2036	Baa2	400	447,080
CA Dev Auth–Culinary Institute	5.00%		7/1/2041	Baa2	380	423,206
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2	425	473,663
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2	1,000	1,117,690
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2037	Aa3	500	587,055
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,139,820
CA Ed Facs–Univ of Redlands	5.00%		10/1/2038	A3	1,000	1,146,570
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1	330	373,893
CA Fin Auth–Emerson Clg	5.00%		1/1/2042	BBB+	500	576,170
CA Fin Auth–Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,577,462
CA MFA–Univ of La Verne	5.00%		6/1/2043	A3	1,000	1,134,300
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1	400	470,152
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	500	539,570
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB	540	600,696
CA State Univ Sys	5.00%		11/1/2042	Aa2	500	588,165
Marin Healthcare Dist	4.00%		8/1/2047	Aa2	1,000	1,059,170
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,187,800
Univ of CA	5.00%		5/15/2037	AA-	1,435	1,625,955
Univ of CA	5.25%		5/15/2047	AA	2,000	2,399,340
Total						18,467,757

General Obligation 20.83%
Banning Unified Sch Dist (AGM)	5.25%		8/1/2042	AA	1,115	1,319,814
CA Hlth Facs–Sutter Hlth	5.00%		11/15/2048	AA-	1,000	1,152,620
CA State GO	4.00%		11/1/2047	NR	1,500	1,585,410
CA State GO	4.00%		9/1/2035	AA-	1,000	1,076,850
CA State GO	5.00%		9/1/2029	AA-	485	554,205
CA State GO	5.00%		2/1/2032	AA-	2,000	2,284,100
CA State GO	5.00%		9/1/2032	AA-	1,500	1,795,215
CA State GO	5.00%		2/1/2033	AA-	1,000	1,141,150
CA State GO	5.00%		8/1/2038	AA-	1,565	1,829,908

See Notes to Financial Statements.	125

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

General Obligation (continued)
CA State GO	5.25%		10/1/2029	AA-		$1,500	$1,621,845
CA State GO	5.25%		8/1/2032	AA-		2,500	3,007,600
CA State GO	5.25%		10/1/2032	AA-		4,000	4,609,680
CA State GO	5.25%		4/1/2035	AA-		3,000	3,490,020
CA State GO	5.50%		3/1/2040	AA-		2,000	2,196,220
CA State GO	6.50%		4/1/2033	AA-		3,500	3,781,015
Centinela UHSD (BAM)	4.00%		8/1/2052	AA		1,615	1,684,332
Grossmont UHSD	5.00%		8/1/2043	Aa2		1,250	1,414,113
Grossmont UHSD (AGM)	Zero Coupon		6/1/2040	AA		2,000	708,220
Imperial Unified Sch Dist (BAM)	5.25%		8/1/2043	AA		2,000	2,354,380
Irvine USD–Spl Tax (BAM)	5.00%		9/1/2038	AA		1,000	1,126,330
Los Angeles USD	5.00%		7/1/2029	Aa2		2,225	2,376,077
Los Angeles USD	5.00%		7/1/2030	Aa2		1,000	1,175,950
Marin Healthcare Dist	4.00%		8/1/2040	Aa2		1,000	1,056,390
New Haven USD (BAM)	5.00%		8/1/2028	AA		1,000	1,196,190
Newport-Mesa USD	Zero Coupon		8/1/2045	Aaa		2,000	670,880
Palm Springs USD	4.00%		8/1/2033	Aa3		1,060	1,139,935
Pasadena USD	4.125%		5/1/2037	Aa2		1,000	1,053,020
Port Oakland AMT	5.00%		11/1/2029	A		350	421,288
PR Comwlth GO(g)	6.00%		7/1/2039	Caa3		2,000	915,000
San Diego USD	5.00%		7/1/2027	Aa2		1,000	1,176,260
San Francisco CCD	5.00%		6/15/2028	Aa3		1,000	1,192,610
San Gorgonio Mem Hlthcare Dist	5.00%		8/1/2032	A3		1,000	1,138,490
San Leandro Unified Sch Dist (BAM)	5.25%		8/1/2046	AA		1,750	2,078,002
Santa Barbara Unified Sch Dist	4.00%		8/1/2036	Aa2		750	799,575
Simi Valley GO	4.00%		8/1/2046	Aa3		1,065	1,125,268
Stockton USD	5.00%		8/1/2031	A+		2,000	2,365,480
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		1,000	1,189,140
West Contra Costa USD	6.00%		8/1/2027	AA-		1,000	1,346,770
Yosemite CCD	Zero Coupon	#(c)	8/1/2042	Aa2		4,805	3,421,256
Total							64,570,608

Health Care 13.04%
Abag Fin Auth–Episcopal Senior	5.00%		7/1/2032	BBB+	(d)	1,060	1,154,033
Abag Fin Auth–Eskaton Pptys	5.00%		11/15/2035	BBB		1,000	1,089,960
Abag Fin Auth–Sharp Hlthcare	5.00%		8/1/2022	AA-		110	126,771
Abag Fin Auth–Sharp Hlthcare	5.00%		8/1/2043	AA-		1,000	1,108,990
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,044,870

126	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount (000)	Fair Value

Health Care (continued)
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		$1,000	$1,118,000
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,115,280
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,228,360
CA Hlth–Dignity Hlth	5.50%	7/1/2025	A		1,250	1,290,412
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,261,560
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,239,180
CA Hlth Auth–Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,178,520
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,282,020
CA Hlth Facs–Lucile Packard	5.00%	11/15/2056	A+		1,500	1,726,125
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	555,925
CA Muni Fin–Retirement Hsg Foundation	5.00%	11/15/2031	NR		750	927,428
CA Muni Fin–Retirement Hsg Foundation	5.00%	11/15/2032	NR		250	310,055
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,400,025
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(d)	1,000	1,104,550
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		460	460,018
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	868,705
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,225,260
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,010	1,112,050
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,099,360
Eisenhower Med Ctr	5.00%	7/1/2042	Baa2		1,000	1,126,410
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(d)	635	682,917
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,596,537
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,410,080
Univ of CA	4.00%	5/15/2047	AA-		1,000	1,053,880
Univ of CA	5.00%	5/15/2052	AA-		1,000	1,156,020
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,238,640
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,131,340
Total						40,423,281

Housing 2.28%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,074,250
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,105,590
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	545,780
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,147,570
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,549,415
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,644,030
Total						7,066,635

See Notes to Financial Statements.	127

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Lease Obligations 4.47%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+	$1,000	$1,135,460
CA Pub Wks–Lease Rev	5.00%	10/1/2029	A+	1,000	1,222,850
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+	2,000	2,314,040
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,125,130
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-	1,220	1,345,050
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA	1,000	1,164,450
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+	3,000	3,282,780
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA	2,295	2,263,054
Total					13,852,814

Other Revenue 4.38%
Abag Fin Auth–Windemere Ranch (AGM)	5.00%	9/2/2029	AA	1,000	1,208,530
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,162,601
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,255,720
CA Infra & Econ Dev–Walt Disney Museum	4.00%	2/1/2035	A+	1,000	1,053,550
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,111,980
CA Muni Fin–High Tech†	6.00%	7/1/2028	NR	850	882,393
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	1,175	1,197,901
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,089,730
CA Sch Fin Auth–Kipp LA†	5.00%	7/1/2047	BBB	870	982,282
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	670,812
Long Beach Nat Gas–ML	5.00%	11/15/2035	BBB+	1,415	1,708,584
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	200	255,440
Total					13,579,523

Special Tax 8.34%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	563,005
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,130,910
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,513,428
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	543,755
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,100,040
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,118,230
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+	1,120	1,240,871
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,111,400
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,800	2,062,728
Rancho Cucamonga Redev Agy (NPFGC)	4.00%	9/1/2034	A+	2,000	2,089,980
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,118,970
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	990	1,083,941

128	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Special Tax (continued)
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	$1,000	$1,122,840
San Francisco Redev–Mission Bay North	5.00%	8/1/2035	A	500	584,210
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,184,820
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,654,140
San Francisco Redev–Mission Bay South (NPFGC)	5.00%	8/1/2043	A	1,100	1,257,542
San Jose Redev Agy (AGC)	4.50%	8/1/2035	AA	150	150,258
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	545,925
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	NR	500	552,600
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	NR	500	556,135
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,701,508
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,854,008
Total					25,841,244

Tax Revenue 1.46%
PR Corp Sales Tax(g)	5.00%	8/1/2024	Ca	1,000	210,000
PR Corp Sales Tax(g)	5.25%	8/1/2041	Ca	1,525	320,250
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	1,000	1,156,350
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,719,120
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	BBB+	1,000	1,116,750
Total					4,522,470

Tobacco 4.78%
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	762,550
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,700	355,860
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,180,420
Golden St Tobacco	5.00%	6/1/2033	B+	1,050	1,050,010
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,152,950
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	1,977,300
Golden St Tobacco	5.75%	6/1/2047	B3	2,355	2,360,016
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	3,000	103,560
Inland Empire Tobacco	5.00%	6/1/2021	NR	950	950,333
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,074,794
LA Co Tobacco	Zero Coupon	6/1/2046	NR	2,140	196,901
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,000	999,990
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,184,500
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	2,000	79,760

See Notes to Financial Statements.	129

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Tobacco (continued)
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC	$2,500	$339,400
Sthrn CA Tobacco	Zero Coupon		6/1/2046	CCC	2,500	235,800
Sthrn CA Tobacco	5.00%		6/1/2037	BB+	805	807,198
Total						14,811,342

Transportation 18.94%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+	1,500	1,718,415
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+	2,000	2,284,480
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA	1,425	1,664,485
Bay Area Toll Auth	4.00%		4/1/2038	AA-	2,000	2,125,060
Bay Area Toll Auth	5.00%		4/1/2056	AA	2,000	2,296,280
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	1,500	787,605
Foothill / Eastern Corridor Toll Rd	3.95%	#(c)	1/15/2053	BBB-	2,000	2,003,120
Foothill / Eastern Corridor Toll Rd	5.50%	#(c)	1/15/2053	BBB-	250	285,300
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,835	2,107,204
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	4,285	4,968,072
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	2,930	3,388,047
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,186,100
Long Beach Harbor AMT	5.00%		5/15/2043	AA	1,000	1,153,330
Los Angeles Dept Arpts–LAX	5.00%		5/15/2035	AA	2,000	2,189,740
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA	1,000	1,132,340
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2045	AA	1,195	1,347,088
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-	1,000	1,133,780
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,136,490
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,398,900
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB-	1,500	1,674,330
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,130	1,296,087
San Diego Arpt AMT	5.00%		7/1/2047	NR	1,000	1,145,110
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,158,480
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,600,513
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,679,745
San Francisco Arpt AMT	5.00%		5/1/2046	A+	2,500	2,839,175
San Francisco Muni Trans Agy	4.00%		3/1/2042	AA	1,000	1,063,710
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,608,063
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	BBB	1,000	1,153,970
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB	180	202,637
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB	4,585	5,054,550

130	See Notes to Financial Statements.

Schedule of Investments (continued)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Transportation (continued)
San Jose Arpt	5.00%		3/1/2029	A2	$500	$581,005
San Jose Arpt AMT	5.00%		3/1/2047	NR	1,400	1,592,374
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,737,120
Total						58,692,705

Utilities 12.51%
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,074,380
Atwater CA–Wastewater AMT (AGM)	5.00%		5/1/2040	AA	1,000	1,153,700
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,760,760
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,073,540
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,399,850
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	870,975
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	788,458
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	581,773
Long Beach Nat Gas–ML	2.311% (3 Mo. LIBOR * .67 + 1.43%)	#	11/15/2026	BBB+	1,000	990,120
Long Beach Nat Gas–ML	5.25%		11/15/2020	BBB+	1,505	1,665,523
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	2,140	2,747,054
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2047	Aa2	1,000	1,173,400
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	Aa2	1,500	1,815,105
Los Angeles DWAP–Wtr Sys	5.00%		7/1/2032	AA+	1,000	1,208,840
Los Angeles Wastewater	4.00%		6/1/2042	NR	1,500	1,590,030
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,144,780
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	2,045	2,923,205
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	1,000	1,429,440
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	1,000	1,440,560
Northern CA Gas–Morgan Stanley	1.59% (3 Mo. LIBOR * .67 + .72%)	#	7/1/2027	A3	2,000	1,946,380
Orange Co Water Dist	4.00%		8/15/2041	AAA	1,255	1,330,451
PR Aqueduct & Swr Auth	5.75%		7/1/2037	Caa3	500	363,750
PR Elec Pwr Auth(g)	5.25%		7/1/2024	Ca	255	123,356
PR Elec Pwr Auth(g)	5.25%		7/1/2033	Ca	115	55,631
PR Elec Pwr Auth(g)	7.00%		7/1/2040	Ca	450	217,688
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,039,180
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-	1,000	1,141,600
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-	1,000	1,152,900
Southern CA Pub Pwr Auth–Goldman Sachs	2.348% (3 Mo. LIBOR * .67 + 1.47%)	#	11/1/2038	A3	410	357,889

See Notes to Financial Statements.	131

Schedule of Investments (concluded)

CALIFORNIA TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

Utilities (continued)
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A3	$2,540	$3,043,606
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,168,810
Total					38,772,734
Total Investments in Municipal Bonds 98.02% (cost $288,317,523)					303,798,294
Cash and Other Assets in Excess of Liabilities 1.98%					6,146,478
Net Assets 100.00%					$309,944,772

Note: See Footnotes to Schedules of Investments on page 149 of this report.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$303,798,294	$–	$303,798,294
Total	$–	$303,798,294	$–	$303,798,294

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.

132	See Notes to Financial Statements.

Schedule of Investments

NEW JERSEY TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.43%

Corporate-Backed 4.33%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$273,065
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,425	1,559,719
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	321,085
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	392,102
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	79,911
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	111,548
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	190	212,401
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,416,194
Total					4,366,025

Education 12.21%
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	530	567,609
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	75	88,937
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	745	849,486
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	977,985
NJ Ed Facs–Princeton Univ	5.00%	7/1/2023	AAA	500	596,570
NJ Ed Facs–Princeton Univ	5.00%	7/1/2024	AAA	250	303,952
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	725	881,462
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A	495	552,286
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A-	500	548,785
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	873,920
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	591,585
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	345,292
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	725	765,839
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,108,200
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	841,395
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	293,578
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	587,155
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	415,387
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	585,015
Seton Hall Univ	5.00%	7/1/2034	A-	325	371,696
Seton Hall Univ	5.00%	7/1/2036	A-	150	170,324
Total					12,316,458

General Obligation 8.03%
Atlantic City GO (AGM)(e)	5.00%	3/1/2037	AA	500	566,090
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	250	279,840

See Notes to Financial Statements.	133

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value

General Obligation (continued)
Bayonne GO (AGM)	5.00%	7/15/2023	AA	$500	$580,630
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	400	402,708
Hudson Co GO	5.00%	5/1/2035	AA	500	580,870
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,471,454
Jersey City GO	5.00%	11/1/2033	AA-	100	118,716
Jersey City GO	5.00%	11/1/2037	AA-	100	116,807
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	214,818
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	AA-	500	533,240
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2042	A-	400	457,328
NJ State GO	5.00%	6/1/2023	A-	350	400,683
NJ State GO	5.00%	6/1/2027	A-	680	797,042
PR Comwlth GO(g)	5.375%	7/1/2030	Caa3	1,000	458,750
PR Comwlth GO(g)	5.625%	7/1/2032	Caa3	100	46,500
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,072,800
Total					8,098,276

Health Care 14.01%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	559,390
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	554,185
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	471,839
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	253,810
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	250	238,378
NJ EDA–William Paterson Univ (AGM)	5.00%	7/1/2047	AA	250	282,045
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	100	118,972
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	100	118,342
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A+	90	96,795
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	A+	650	745,758
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	NR	300	364,494
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	NR	620	742,611
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	NR	600	710,178
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	NR	250	292,425
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	555,465
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	286,540
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	500	566,745
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,118,500
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A+	500	579,515
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,145,330
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	A+	825	922,763

134	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Health Care (continued)
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	$100	$115,195
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	1,250	1,360,637
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	278,996
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,113,850
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	AA-	500	539,055
Total					14,131,813

Housing 2.34%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,185	1,281,246
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,079,920
Total					2,361,166

Lease Obligations 18.26%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa3	750	800,850
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	296,455
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA	250	295,352
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+	125	140,913
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+	210	232,443
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+	1,000	1,066,670
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+	500	535,220
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+	385	437,499
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	1,425	1,585,455
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	235,952
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+	500	548,025
NJ EDA–Sch Facs	5.00%	3/1/2023	BBB+	110	122,596
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+	190	214,377
NJ EDA–Sch Facs	5.00%	3/1/2025	BBB+	125	137,268
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+	1,210	1,319,904
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+	120	134,719
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+	75	85,439
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+	240	258,826
NJ EDA–Sch Facs(e)	5.00%	6/15/2029	Baa1	500	560,310
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+	75	81,198
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+	340	366,625
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+	205	218,669
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+	725	759,648
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+	200	216,538
NJ EDA–Sch Facs(e)	5.00%	6/15/2042	Baa1	300	321,402

See Notes to Financial Statements.	135

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Lease Obligations (continued)
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+	$405	$433,512
NJ EDA–Sch Facs	5.50%	12/15/2029	BBB+	420	437,044
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+	500	567,030
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	BBB+	1,045	1,071,334
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	BBB+	1,630	1,746,610
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,500	818,685
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+	1,000	375,040
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+	245	259,283
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+	1,150	1,222,496
NJ Trans Trust Fund	5.25%	6/15/2022	BBB+	75	83,084
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+	165	178,089
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					18,413,310

Other Revenue 0.68%
Middlesex Co Impt Auth–Heldrich Ctr(g)	6.25%	1/1/2037	NR	1,300	13,650
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	359,636
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+	290	314,389
Total					687,675

Special Tax 0.80%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	803,459

Tax Revenue 5.07%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	470,804
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	550,930
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,473,835
NJ Ed Facs–Princeton Univ	5.00%	7/1/2024	AAA	350	425,534
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	568,914
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	845	924,734
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	359,321
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	128,538
PR Corp Sales Tax(g)	5.00%	8/1/2035	Ca	1,000	210,000
Total					5,112,610

Tobacco 5.21%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,110,926
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	900	903,141
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	750	752,617

136	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Tobacco (continued)
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	$2,315	$2,273,029
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	225	218,898
Total					5,258,611

Transportation 23.95%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	354,351
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,138,990
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,243,214
Delaware River Port Auth	5.00%	1/1/2024	A-	360	403,780
Delaware River Port Auth	5.00%	1/1/2028	A	525	615,326
Delaware River Port Auth	5.00%	1/1/2034	A	505	579,124
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	250	301,585
NJ Tpk Auth	5.00%	1/1/2023	NR	320	377,517
NJ Tpk Auth	5.00%	1/1/2023	A+	40	46,748
NJ Tpk Auth	5.00%	1/1/2027	A2	100	122,553
NJ Tpk Auth	5.00%	1/1/2030	NR	500	600,300
NJ Tpk Auth	5.00%	1/1/2031	A+	375	425,486
NJ Tpk Auth	5.00%	1/1/2033	NR	350	416,434
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,487,516
NJ Tpk Auth	5.00%	1/1/2034	A+	510	589,963
NJ Tpk Auth	5.00%	1/1/2034	NR	515	603,951
NJ Tpk Auth	5.00%	1/1/2035	A+	500	578,070
NJ Tpk Auth	5.00%	1/1/2038	A+	750	846,622
NJ Tpk Auth	5.00%	1/1/2040	NR	100	116,563
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,015,181
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,125,190
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,264,011
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,215	1,426,738
Port Auth NY & NJ	5.00%	10/15/2026	AA-	510	622,598
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	602,250
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,187,760
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	595,625
Port Auth NY & NJ	5.00%	10/15/2042	AA-	350	408,293
Port Auth NY & NJ	5.00%	11/15/2047	AA-	850	996,557
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	160	178,826
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	80	88,998
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	514,955
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	587,950

See Notes to Financial Statements.	137

Schedule of Investments (continued)

NEW JERSEY TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Transportation (continued)
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	$1,000	$1,131,380
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	566,093
Total					24,160,498

Utilities 3.54%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	447,352
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	108,851
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,043,110
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	615	553,236
PR Aqueduct & Swr Auth	5.25%	7/1/2024	Caa3	295	218,669
PR Elec Pwr Auth(g)	5.00%	7/1/2037	Ca	110	53,212
PR Elec Pwr Auth(g)	5.75%	7/1/2036	Ca	75	36,281
PR Elec Pwr Auth(g)	7.00%	7/1/2040	Ca	100	48,375
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,061,320
Total					3,570,406
Total Municipal Bonds (cost $98,149,276)					99,280,307

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(h)	Date
SHORT-TERM INVESTMENT 1.63%

Variable Rate Demand Note 1.63%

Health Care
NJ Hlth–Virtua Hlth (cost $1,650,000)	0.90%	10/2/2017	7/1/2043	AA+	1,650	1,650,000
Total Investments in Securities 100.06% (cost $99,799,276)						100,930,307
Liabilities in Excess of Cash and Other Assets(i) (0.06%)						(64,983)
Net Assets 100.00%						$100,865,324

Open Futures Contracts at September 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	December 2017	2	Short	$(310,621)	$(305,625)	$4,996

Note: See Footnotes to Schedules of Investments on page 149 of this report.

138	See Notes to Financial Statements.

Schedule of Investments (concluded)

NEW JERSEY TAX FREE FUND September 30, 2017

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$99,280,307	$–	$99,280,307
Variable Rate Demand Note	–	1,650,000	–	1,650,000
Total	$–	$100,930,307	$–	$100,930,307

Other Financial Instruments
Futures Contracts
Assets	$4,996	$–	$–	$4,996
Liabilities	–	–	–	–
Total	$4,996	$–	$–	$4,996

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.

See Notes to Financial Statements.	139

Schedule of Investments

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

MUNICIPAL BONDS 98.61%

Corporate-Backed 9.62%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$272,205
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	269,158
JFK IAT–American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,739,435
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	5,180	6,632,368
Liberty Dev Corp–Goldman Sachs	5.50%	10/1/2037	A3	1,075	1,393,254
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	BB-	750	750,450
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	BB-	900	900,630
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,511,495
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	604,225
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,148,178
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA	2,685	2,941,525
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,125	1,172,104
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,976,400
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,475	1,476,283
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	1,025	1,229,918
Syracuse IDA–Carousel Ctr AMT	5.00%	1/1/2032	Baa1	4,000	4,580,320
Total					35,597,948

Education 12.36%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,549,584
Build NYC Res Corp–Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,331,010
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB-	1,000	1,093,820
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,112,060
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	865	887,810
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2	200	227,916
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2	200	223,540
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	275	305,610
Dutchess Co LDC–Vassar College	5.00%	7/1/2034	AA-	250	294,510
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A	500	574,810
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB	825	950,672
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB	630	721,419
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB	500	571,660
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-	350	424,571
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	235,887
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	286,173
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220	250,523

140	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Education (continued)
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		$200	$226,712
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+		500	552,145
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+		1,200	1,309,428
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1		500	590,195
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1		1,600	1,875,072
NY Dorm–Columbia Univ	5.00%	10/1/2026	AAA		1,800	2,264,436
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,094,590
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	639,546
NY Dorm–Fordham Univ	5.00%	7/1/2041	A		1,100	1,260,776
NY Dorm–Fordham Univ	5.25%	7/1/2031	A		2,275	2,560,558
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,110,930
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,239,300
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,238,410
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,228,580
NY Dorm–NYU	5.00%	7/1/2034	Aa2		1,515	1,787,306
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	27,872
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	23,673
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		880	990,440
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,163,858
NY Dorm–Pratt Institute	5.00%	7/1/2039	A3		1,010	1,151,804
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	296,845
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,135,030
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	409,220
NY Dorm–SUNY Empire Commons	5.00%	5/1/2031	A		100	116,339
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	289,405
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1		1,025	1,087,966
NY Dorm–The New School	5.00%	7/1/2028	A-		780	942,178
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(d)	1,175	1,286,178
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,152,450
Schenectady Co CRC–Union College	5.00%	1/1/2047	A1		1,000	1,148,190
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,884,951
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,380	1,581,991
Total						45,707,949

General Obligation 7.01%
Erie CO GO	5.00%	9/15/2028	AA-		275	328,001
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,791,330
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,194,910

See Notes to Financial Statements.	141

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

General Obligation (continued)
NYC GO	5.00%	8/1/2022	AA		$2,215	$2,580,320
NYC GO	5.00%	8/1/2024	AA		2,000	2,413,700
NYC GO	5.00%	8/1/2026	AA		1,750	2,128,613
NYC GO	5.00%	8/1/2026	AA		1,000	1,233,440
NYC GO	5.00%	8/1/2027	AA		1,410	1,631,849
NYC GO	5.00%	8/1/2027	AA		1,700	2,037,008
NYC GO	5.00%	10/1/2034	AA		1,500	1,716,720
NYC GO	5.00%	3/1/2036	AA		1,285	1,467,637
NYC GO	5.00%	8/1/2037	AA		2,000	2,335,140
NYC GO(e)	5.00%	10/1/2039	AA		1,000	1,177,270
PR Comwlth GO(g)	5.00%	7/1/2027	Caa3		65	30,144
PR Comwlth GO(g)	5.125%	7/1/2028	Caa3		155	70,525
PR Comwlth GO(g)	5.375%	7/1/2030	Caa3		4,185	1,919,869
PR Comwlth GO(g)	5.50%	7/1/2027	Caa3		60	28,200
PR Comwlth GO(g)	5.625%	7/1/2033	Caa3		10	4,625
PR Comwlth GO(g)	6.125%	7/1/2033	Caa3		170	79,475
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,752,715
Total						25,921,491

Health Care 10.33%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	357,150
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(d)	1,000	1,104,410
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2020	A3		750	820,942
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	558,040
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,702,005
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,640	1,634,719
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,748
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	NR		250	285,265
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	714,725
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,323,713
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		375	416,839
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,181,120
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	535,435
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(d)	750	776,828
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,223,430
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,382,785
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,176,870
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,142,160

142	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Health Care (continued)
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		$790	$913,990
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	872,966
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Baa3		1,000	1,135,940
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	Baa3		1,900	2,143,466
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,081,790
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,108,661
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(d)	1,000	1,044,580
Suffolk Co IDA–Catholic Hlth Ll	5.00%	7/1/2028	A-		1,005	1,102,545
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		875	875,079
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,920
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,064,010
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,115,150
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	998,262
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,628,175
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	121,472
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		40	44,181
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	160,157
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(d)	1,250	1,355,262
Total						38,202,790

Housing 0.28%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,045,380

Lease Obligations 7.67%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,133,950
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,276,002
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,925,535
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,133,510
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,407,760
Hudson Yards	5.00%	2/15/2033	Aa3		1,000	1,191,020
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,137,458
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,773,377
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,113,770
NY Dorm–PIT	5.00%	2/15/2039	AAA		1,000	1,167,560
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,126,830
NY UDC–PIT	5.00%	3/15/2035	AAA		1,500	1,717,905
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,750,754
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA		1,425	1,616,748

See Notes to Financial Statements.	143

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s(a)	(000)	Value

Lease Obligations (continued)
NYC TFA–Bldg Aid	5.00%		7/15/2032	AA	$1,000	$1,181,040
NYC TFA–Bldg Aid	5.00%		7/15/2035	AA	1,000	1,183,330
NYC TFA–Bldg Aid	5.00%		7/15/2036	AA	2,000	2,300,800
PR Infra Fin Auth–Mepsi Campus	6.50%		10/1/2037	NR	500	248,750
Total						28,386,099

Other Revenue 4.64%
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-	2,500	2,915,625
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	BBB-	3,000	3,389,430
Brooklyn Arena LDC–Barclays Ctr	6.00%		7/15/2030	AA+	5	5,565
Build NYC Res Corp–YMCA	5.00%		8/1/2040	A-	500	554,915
Build NYC Res Corp–YMCA	5.00%		8/1/2042	A-	1,370	1,498,040
NY Dorm–NYSARC Inc	5.125%		7/1/2030	Aa2	2,000	2,203,280
NYC Cultural–MOMA	4.00%		4/1/2025	AA	1,000	1,153,590
NYS Muni Bd Bk–Lease	5.00%		12/1/2022	AA	1,545	1,814,247
Utility Debt Sec Auth–LIPA	5.00%		12/15/2037	AAA	1,115	1,332,336
Utility Debt Sec Auth–LIPA	5.00%		12/15/2041	AAA	1,000	1,155,770
Yonkers EDC–Charter Sch Ed Excellence	6.25%		10/15/2040	BB+	1,100	1,147,971
Total						17,170,769

Special Tax 0.96%
NY Sales Tax Asset Receivable Corp	5.00%		10/15/2022	AAA	1,000	1,177,570
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	BBB	2,075	2,080,271
NYC IDA–Yankee Stadium (FGIC)	2.608% (CPI Based)	#	3/1/2026	Baa1	315	305,597
Total						3,563,438

Tax Revenue 16.35%
Hudson Yards	5.75%		2/15/2047	Aa3	1,625	1,871,123
Hudson Yards	5.75%		2/15/2047	AA-	1,080	1,227,830
MTA NY–Dedicated Tax	5.00%		11/15/2022	AA	1,010	1,188,366
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,000	1,197,500
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,000	1,082,900
MTA NY–Dedicated Tax	5.00%		11/15/2046	AA	1,015	1,172,335
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA	1,000	1,234,860
NY Dorm–PIT	5.00%		12/15/2023	AAA	1,500	1,762,470
NY Dorm–PIT	5.00%		12/15/2025	AAA	1,000	1,172,790
NY Dorm–PIT	5.00%		3/15/2027	AAA	1,250	1,508,350
NY Dorm–PIT	5.00%		2/15/2034	AAA	1,250	1,475,613

144	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Tax Revenue (continued)
NY Dorm–PIT	5.00%	3/15/2036	AAA	$2,000	$2,367,940
NY Dorm–PIT	5.00%	2/15/2039	AAA	1,500	1,747,230
NY Dorm–Sales Tax	5.00%	3/15/2026	AAA	1,000	1,215,940
NY Dorm–Sales Tax	5.00%	3/15/2043	AAA	2,000	2,335,960
NY Twy Auth–PIT	5.00%	3/15/2023	AAA	1,525	1,720,261
NY UDC–PIT	5.00%	12/15/2025	AAA	1,020	1,028,486
NY UDC–PIT	5.00%	12/15/2028	AAA	3,500	3,668,245
NY UDC–PIT	5.00%	3/15/2033	AAA	2,010	2,308,666
NY UDC–PIT	5.00%	3/15/2035	AAA	2,100	2,459,247
NY UDC–PIT	5.00%	3/15/2036	AAA	1,500	1,729,800
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,175,850
NYC TFA–Future Tax	5.00%	11/1/2023	AAA	1,000	1,195,520
NYC TFA–Future Tax	5.00%	2/1/2027	AAA	1,500	1,672,875
NYC TFA–Future Tax	5.00%	2/1/2030	AAA	240	284,527
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,500	1,802,040
NYC TFA–Future Tax	5.00%	5/1/2034	NR	2,375	2,523,722
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	125	132,158
NYC TFA–Future Tax	5.00%	5/1/2035	AAA	1,230	1,457,058
NYC TFA–Future Tax	5.00%	8/1/2036	AAA	3,000	3,512,940
NYC TFA–Future Tax	5.00%	8/1/2037	AAA	1,800	2,097,198
NYC TFA–Future Tax	5.00%	8/1/2040	Aa1	2,500	2,932,050
NYC TFA–Future Tax	5.00%	8/1/2041	Aa1	1,500	1,756,440
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,000	2,319,740
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,000	1,163,590
PR Corp Sales Tax(g)	5.75%	8/1/2037	Ca	4,600	966,000
Total					60,467,620

Tobacco 3.64%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	385,040
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	284,600
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	2,011,791
Rockland Tobacco	Zero Coupon	8/15/2060	NR	10,450	359,062
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,452,106
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+	1,175	1,282,207
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,374,908
TSASC	5.00%	6/1/2034	A-	1,000	1,130,770
TSASC	5.00%	6/1/2035	A-	200	225,276
TSASC	5.00%	6/1/2036	A-	100	112,376

See Notes to Financial Statements.	145

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s(a)		(000)	Value

Tobacco (continued)
TSASC	5.00%	6/1/2041	BBB+		$300	$333,483
TSASC	5.00%	6/1/2048	NR		2,700	2,743,281
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+		1,750	1,750,542
Total						13,445,442

Transportation 18.31%
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2034	A+		600	706,296
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2035	A+		1,355	1,589,036
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2036	A+		695	811,350
MTA NY	5.00%	11/15/2023	AA-		2,455	2,867,415
MTA NY	5.00%	11/15/2023	AA-		1,000	1,176,050
MTA NY	5.00%	11/15/2027	AA-		350	408,856
MTA NY	5.00%	11/15/2028	AA-		500	627,840
MTA NY	5.00%	11/15/2028	AA-		705	837,279
MTA NY	5.00%	11/15/2029	AA-	(d)	1,500	1,792,140
MTA NY	5.00%	11/15/2041	AA-		1,000	1,146,750
MTA NY	5.25%	11/15/2028	AA-		3,740	4,549,448
MTA NY	5.25%	11/15/2029	AA-		1,000	1,191,290
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,136,810
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,081,820
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,950	4,335,322
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		8,300	9,223,375
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1		1,500	1,723,755
NY Twy Auth	5.00%	1/1/2032	A		1,750	2,033,150
NY Twy Auth	5.00%	1/1/2036	A		1,760	1,980,334
NY Twy Auth	5.25%	1/1/2056	A-		1,000	1,156,890
Port Auth NY & NJ	4.00%	12/1/2022	AA-		1,560	1,741,631
Port Auth NY & NJ	5.00%	11/15/2042	AA-		1,250	1,469,100
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1		170	185,246
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1		295	325,895
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1		875	977,953
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1		1,190	1,323,851
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA		225	252,014
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA		400	454,164
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA		1,615	1,827,809
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-		1,615	1,797,996
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-		1,250	1,414,837
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-		1,750	2,057,825

146	See Notes to Financial Statements.

Schedule of Investments (continued)

NEW YORK TAX FREE FUND September 30, 2017

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s(a)	(000)	Value

Transportation (continued)
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	$1,525	$1,713,032
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,173,810
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,154,080
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,385,900
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,800,644
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	1,530	1,805,645
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	604,690
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	721,872
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	1,968,187
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,181,550
Total					67,712,937

Utilities 7.44%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	543,235
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	554,065
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	435,404
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,155,350
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,290,920
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,074,448
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,136,670
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,133,080
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000	1,194,950
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,788,437
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,955,412
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,611,507
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	2,031,172
NYC Muni Water(e)	5.00%	6/15/2046	AA+	1,500	1,744,770
NYC Muni Water	5.00%	6/15/2047	AA+	1,000	1,160,580
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,812,420
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,184,980
PR Aqueduct & Swr Auth	5.00%	7/1/2033	Caa3	370	265,475
PR Aqueduct & Swr Auth	5.25%	7/1/2042	Caa3	710	509,425
PR Aqueduct & Swr Auth	6.00%	7/1/2044	Caa3	420	317,100
PR Elec Pwr Auth(g)	5.75%	7/1/2036	Ca	1,250	604,688
Total					27,504,088
Total Municipal Bonds (cost $358,131,533)					364,725,951

See Notes to Financial Statements.	147

Schedule of Investments (concluded)

NEW YORK TAX FREE FUND September 30, 2017

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(h)	Date	Moody’s(a)	(000)	Value

SHORT-TERM INVESTMENTS 0.96%

Variable Rate Demand Notes 0.96%

General Obligation 0.49%
NYC GO	0.97%	10/2/2017	8/1/2038	AA	$1,800	$1,800,000

Utilities 0.47%
NYC Muni Water	0.98%	10/2/2017	8/1/2031	AAA	1,000	1,000,000
NYC Muni Water	1.03%	10/2/2017	6/15/2032	AA+	750	750,000
Total						1,750,000
Total Short-Term Investments (cost $3,550,000)						3,550,000
Total Investments in Securities 99.57% (cost $361,681,533)						368,275,951
Cash and Other Assets in Excess of Liabilities(i) 0.43%						1,598,239
Net Assets 100.00%						$369,874,190

Open Futures Contracts at September 30, 2017:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	December 2017	14	Short	$(2,174,350)	$(2,139,375)	$34,975

Note: See Footnotes to Schedules of Investments on page 149 of this report.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$364,725,951	$–	$364,725,951
Variable Rate Demand Notes	–	3,550,000	–	3,550,000
Total	$–	$368,275,951	$–	$368,275,951

Other Financial Instruments
Futures Contracts
Assets	$34,975	$–	$–	$34,975
Liabilities	–	–	–	–
Total	$34,975	$–	$–	$34,975

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended September 30, 2017.

148	See Notes to Financial Statements.

Footnotes to Schedules of Investments

September 30, 2017

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based	Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
CR	Custodial Receipt.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate
MUNIPSA	Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index
NR	Not Rated.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.
*	Non-income producing security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2017.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Unaudited.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(d)	This investment has been rated by Fitch Ratings, Inc.
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Defaulted security (non-income producing security).
(h)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily or weekly based on the SIFMA Municipal Swap Index.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(j)	Stub Rights issued in connection with a plan of reorganization.
(k)	Security is perpetual and has no stated maturity date.
(l)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	149

Statements of Assets and Liabilities

September 30, 2017

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,598,002,366	$4,238,196,264	$200,665,596
Investments in securities, at fair value	$1,606,866,758	$4,357,193,707	$206,997,535
Cash	983,952	1,718,665	315,864
Deposits with brokers for futures collateral	178,125	–	–
Receivables:
Interest	13,975,857	52,718,559	2,675,658
Capital shares sold	3,811,092	18,446,422	1,387,902
Investment securities sold	3,040,000	4,070,109	–
From advisor (See Note 3)	47,674	–	47,891
Variation margin for futures contracts	–	640	76
Prepaid expenses and other assets	76,075	151,418	45,936
Total assets	1,628,979,533	4,434,299,520	211,470,862
LIABILITIES:
Payables:
Investment securities purchased	16,073,110	21,561,115	1,994,143
Capital shares reacquired	4,586,117	9,460,953	790,125
Trust certificates (See Note 2(h))	–	1,250,000	–
Management fee	531,639	1,398,215	85,720
12b-1 distribution plan	324,546	1,122,946	39,035
Directors’ fees	293,003	494,257	20,425
Fund administration	53,164	144,759	6,858
Interest expense and fees (See Note 2(h))	–	2,087	–
Variation margin for futures contracts	46,768	–	–
Distributions payable	1,490,081	8,423,668	491,428
Accrued expenses	178,388	434,453	54,080
Total liabilities	23,576,816	44,292,453	3,481,814
Net Assets	$1,605,402,717	$4,390,007,067	$207,989,048
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,608,716,237	$4,285,373,337	$206,224,043
Undistributed (distributions in excess of) net investment income	613,529	11,784,301	538,622
Accumulated net realized loss on investments and futures contracts	(12,561,600)	(26,148,014)	(5,105,556)
Net unrealized appreciation on investments and futures contracts	8,634,551	118,997,443	6,331,939
Net Assets	$1,605,402,717	$4,390,007,067	$207,989,048

150	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,973,607,184	$2,159,792,740	$204,889,104	$288,317,523	$99,799,276	$361,681,533
$2,061,802,457	$2,160,226,577	$205,904,291	$303,798,294	$100,930,307	$368,275,951
1,143,775	1,545,178	373,185	1,109,918	324,145	281,836
87,000	279,000	82,500	–	6,000	42,000

26,504,309	33,708,594	2,614,431	3,757,699	1,271,985	4,479,873
23,447,658	10,394,957	1,626,458	6,621,139	211,709	1,480,976
56,082	287,704	1,550,000	75,000	–	50,000
–	–	49,550	27	3,732	–
–	–	17,230	159	–	–
70,138	87,243	47,674	26,366	21,791	26,550
2,113,111,419	2,206,529,253	212,265,319	315,388,602	102,769,669	374,637,186

24,440,506	5,403,619	735,548	150,339	1,485,214	2,937,045
19,504,088	12,904,435	181,018	4,165,964	65,222	697,424
26,250,000	9,250,000	–	–	–	–
710,407	844,369	67,871	115,406	37,443	137,878
574,999	512,553	32,432	89,066	26,891	117,783
478,111	302,498	6,024	104,080	34,012	106,841
67,099	72,108	6,787	10,258	3,328	12,256
153,522	30,486	–	–	–	–
332	2,391	–	–	20	237
5,297,398	6,505,514	457,628	740,240	211,515	688,293
225,722	279,558	53,503	68,477	40,700	65,239
77,702,184	36,107,531	1,540,811	5,443,830	1,904,345	4,762,996
$2,035,409,235	$2,170,421,722	$210,724,508	$309,944,772	$100,865,324	$369,874,190

$1,969,063,526	$2,354,238,053	$209,398,428	$301,416,123	$104,906,622	$364,624,636

7,088,560	23,735,334	473,875	277,419	(33,231)	(408,685)

(28,991,540)	(208,244,963)	(256,565)	(7,229,541)	(5,144,094)	(971,154)

88,248,689	693,298	1,108,770	15,480,771	1,136,027	6,629,393
$2,035,409,235	$2,170,421,722	$210,724,508	$309,944,772	$100,865,324	$369,874,190

See Notes to Financial Statements.	151

Statements of Assets and Liabilities (concluded)

September 30, 2017

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$777,769,221	$1,650,234,821	$131,607,659
Class B Shares	–	$650,399	–
Class C Shares	$138,172,506	$540,426,605	$25,038,768
Class F Shares	$641,013,301	$1,861,797,113	$47,879,803
Class F3 Shares	$946,941	$441,264	$2,170,733
Class I Shares	$47,490,740	$336,446,815	$1,292,085
Class T Shares	$10,008	$10,050	–
Outstanding shares by class*:
Class A Shares	49,720,956	152,060,664	8,188,128
Class B Shares	–	59,985	–
Class C Shares	8,832,739	49,860,937	1,558,199
Class F Shares	40,975,384	171,599,182	2,979,167
Class F3 Shares	60,510	40,636	134,912
Class I Shares	3,035,198	30,996,991	80,336
Class T Shares	640	926	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.64	$10.85	$16.07
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.00	$11.10	$16.44
Class B Shares-Net asset value	–	$10.84	–
Class C Shares-Net asset value	$15.64	$10.84	$16.07
Class F Shares-Net asset value	$15.64	$10.85	$16.07
Class F3 Shares-Net asset value	$15.65	$10.86	$16.09
Class I Shares-Net asset value	$15.65	$10.85	$16.08
Class T Shares-Net asset value	$15.64	$10.85	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$16.04	$11.13	–
*	Lord Abbett Municipal Income Fund, Inc. has 7,305,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 1,300,001,000 to Short Duration, 1,630,000,000 to Intermediate, 200,000,000 to AMT Free, 650,000,000 to National, 1,325,000,000 to High Yield, 1,300,000,000 to Short Duration High Yield and 300,000,000 to each of California, New Jersey and New York (As of September 30, 2017).

152	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,496,723,229	$1,182,781,700	$90,165,312	$204,019,092	$89,916,449	$269,489,739
$738,864	–	–	–	–	–
$164,380,187	$380,228,489	$8,782,001	$45,449,593	–	$53,453,397
$333,595,061	$540,944,590	$87,848,493	$53,111,452	$10,604,927	$44,825,968
$16,732,064	$1,749,766	$221,360	$2,243,464	$10,361	$10,279
$23,239,830	$64,707,076	$23,707,342	$5,121,171	$333,587	$2,094,807
–	$10,101	–	–	–	–

131,790,731	99,891,190	5,907,544	18,622,374	18,124,378	23,799,875
64,731	–	–	–	–	–
14,457,922	32,102,254	575,304	4,146,939	–	4,727,169
29,395,848	45,649,903	5,755,838	4,847,984	2,136,675	3,955,269
1,473,957	148,067	14,500	204,828	2,086	907.50
2,047,355	5,474,873	1,553,083	467,796	67,131	184,903
–	853	–	–	–	–

$11.36	$11.84	$15.26	$10.96	$4.96	$11.32

$11.62	$12.11	$15.61	$11.21	$5.07	$11.58
$11.41	–	–	–	–	–
$11.37	$11.84	$15.26	$10.96	–	$11.31
$11.35	$11.85	$15.26	$10.96	$4.96	$11.33
$11.35	$11.82	$15.27	$10.95	$4.97	$11.33
$11.35	$11.82	$15.26	$10.95	$4.97	$11.33
–	$11.84	–	–	–	–

–	$12.14	–	–	–	–

See Notes to Financial Statements.	153

Statements of Operations

For the Year Ended September 30, 2017

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$30,959,626	$139,343,719	$7,943,970
Interest earned from Interfund Lending (See Note 11)	–	–	–
Total investment income	30,959,626	139,343,719	7,943,970
Expenses:
Management fee	7,152,418	17,050,387	1,077,332
12b-1 distribution plan-Class A	1,767,000	3,460,114	267,628
12b-1 distribution plan-Class B	–	13,620	–
12b-1 distribution plan-Class C	1,295,903	4,872,006	219,164
12b-1 distribution plan-Class F	683,533	1,771,321	53,831
12b-1 distribution plan-Class P	–	74	–
12b-1 distribution plan-Class T	4	5	–
Interest expense and fees (See Note 2(h))	–	17,688	–
Shareholder servicing	673,171	2,218,015	100,238
Fund administration	715,617	1,765,375	86,187
Registration	283,038	294,665	100,128
Professional	78,099	128,242	47,893
Reports to shareholders	76,535	209,032	15,932
Directors’ fees	55,148	133,380	6,572
Custody	27,089	60,331	7,910
Interest paid from Interfund Lending (See Note 11)	–	440	–
Other	86,769	145,953	23,368
Gross expenses	12,894,324	32,140,648	2,006,183
Expense reductions (See Note 9)	(13,228)	(32,969)	(1,600)
Fees waived and expenses reimbursed (See Note 3)	(1,084,018)	–	(602,334)
Net expenses	11,797,078	32,107,679	1,402,249
Net investment income	19,162,548	107,236,040	6,541,721
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(6,211,967)	(26,357,419)	(957,198)
Net realized gain (loss) on futures contracts	102,054	347,346	400,851
Net change in unrealized appreciation/depreciation on investments	(13,476,689)	(99,405,212)	(7,446,532)
Net change in unrealized appreciation/depreciation on futures contracts	(229,841)	214,885	(7,509)
Net realized and unrealized loss	(19,816,443)	(125,200,400)	(8,010,388)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(653,895)	$(17,964,360)	$(1,468,667)

154	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$82,037,454	$107,487,154	$5,539,248	$12,212,044	$3,715,536	$12,670,160
444	–	–	–	–	–
82,037,898	107,487,154	5,539,248	12,212,044	3,715,536	12,670,160

8,491,056	9,915,191	647,513	1,397,310	445,763	1,700,952
2,979,681	2,313,208	138,466	413,899	178,566	549,085
18,138	–	–	–	–	–
1,462,359	3,271,986	82,691	415,365	–	495,641
316,173	490,306	67,736	49,799	9,533	42,015
–	66	–	–	–	–
–	4	–	–	–	–
518,174	199,487	–	3,574	–	–
944,294	1,019,701	100,078	116,086	40,932	144,972
800,081	841,674	64,751	124,205	39,623	151,196
157,204	198,131	96,587	63,322	51,531	63,767
95,213	176,847	44,003	42,702	41,078	49,292
107,383	106,381	11,791	18,106	9,425	20,491
59,737	63,047	4,450	9,343	2,985	11,486
29,949	34,071	9,321	8,552	5,526	13,117
–	2,104	–	–	–	–
87,094	112,947	15,112	34,406	12,593	36,326
16,066,536	18,745,151	1,282,499	2,696,669	837,555	3,278,340
(15,143)	(15,957)	(1,291)	(2,332)	(747)	(2,832)
–	–	(424,804)	(27)	(34,548)	–
16,051,393	18,729,194	856,404	2,694,310	802,260	3,275,508
65,986,505	88,757,960	4,682,844	9,517,734	2,913,276	9,394,652

(1,840,056)	14,302,408	(178,552)	2,060,623	624,624	4,895,383
1,460,391	375,668	(36,519)	396,320	115,825	546,394

(61,985,519)	(78,673,776)	(528,440)	(14,479,086)	(4,055,673)	(18,302,975)

72,208	276,259	114,154	9,956	1,935	35,580
(62,292,976)	(63,719,441)	(629,357)	(12,012,187)	(3,313,289)	(12,825,618)

$3,693,529	$25,038,519	$4,053,487	$(2,494,453)	$(400,013)	$(3,430,966)

See Notes to Financial Statements.	155

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income	$19,162,548	$21,638,402
Net realized gain (loss) on investments and futures contracts	(6,109,913)	892,243
Net change in unrealized appreciation/depreciation on investments and futures contracts	(13,706,530)	2,256,690
Net increase (decrease) in net assets resulting from operations	(653,895)	24,787,335
Distributions to shareholders from:
Net investment income
Class A	(9,578,779)	(11,396,929)
Class B	–	–
Class C	(743,049)	(885,297)
Class F	(8,044,902)	(8,517,193)
Class F3	(3,468)	–
Class I	(801,939)	(648,438)
Class P	–	–
Class T	(18)	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class T	–	–
Total distributions to shareholders	(19,172,155)	(21,447,857)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	569,345,545	780,553,377
Reinvestment of distributions	10,441,208	11,299,309
Cost of shares reacquired	(1,066,600,104)	(708,644,664)
Net increase (decrease) in net assets resulting from capital share transactions	(486,813,351)	83,208,022
Net increase (decrease) in net assets	(506,639,401)	86,547,500
NET ASSETS:
Beginning of year	$2,112,042,118	$2,025,494,618
End of year	$1,605,402,717	$2,112,042,118
Undistributed net investment income	$613,529	$640,454

156	See Notes to Financial Statements.

Intermediate		AMT Free
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016

$107,236,040	$113,070,305	$6,541,721	$6,508,841
(26,010,073)	4,018,830	(556,347)	69,278

(99,190,327)	110,623,040	(7,454,041)	8,227,465
(17,964,360)	227,712,175	(1,468,667)	14,805,584

(41,878,550)	(46,252,743)	(4,080,025)	(4,130,976)
(22,299)	(43,913)	–	–
(10,469,092)	(11,901,921)	(635,379)	(656,753)
(44,460,380)	(45,671,888)	(1,692,624)	(1,579,779)
(5,867)	–	(18,709)	–
(8,545,313)	(6,457,319)	(31,215)	(28,911)
(356)	(383)	–	–
(38)	–	–	–

(653,277)	(1,203,903)	–	–
(687)	(1,895)	–	–
(222,544)	(415,148)	–	–
(639,864)	(1,090,194)	–	–
–	–	–	–
(114,920)	(130,919)	–	–
(6)	(12)	–	–
–	–	–	–
(107,013,193)	(113,170,238)	(6,457,952)	(6,396,419)

1,385,813,399	1,904,269,408	68,187,517	126,839,872
74,247,298	75,326,784	5,173,547	4,946,355
(1,904,802,189)	(905,905,286)	(110,411,393)	(45,136,470)

(444,741,492)	1,073,690,906	(37,050,329)	86,649,757
(569,719,045)	1,188,232,843	(44,976,948)	95,058,922

$4,959,726,112	$3,771,493,269	$252,965,996	$157,907,074
$4,390,007,067	$4,959,726,112	$207,989,048	$252,965,996
$11,784,301	$11,099,735	$538,622	$485,417

See Notes to Financial Statements.	157

Statements of Changes in Net Assets (continued)

	National
	For the	For the
	Year Ended	Year Ended
INCREASE (DECREASE) IN NET ASSETS	September 30, 2017	September 30, 2016
Operations:
Net investment income	$65,986,505	$67,313,632
Net realized gain (loss) on investments and futures contracts	(379,665)	12,115,897
Net change in unrealized appreciation/depreciation on investments and futures contracts	(61,913,311)	59,500,054
Net increase in net assets resulting from operations	3,693,529	138,929,583
Distributions to shareholders from:
Net investment income
Class A	(49,106,645)	(52,106,589)
Class B	(45,457)	(80,634)
Class C	(4,722,055)	(5,307,610)
Class F	(10,695,906)	(8,637,612)
Class F3	(7,280)	–
Class I	(494,695)	(189,433)
Class P	–	–
Class T	–	–
Total distributions to shareholders	(65,072,038)	(66,321,878)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	426,343,420	490,886,021
Reinvestment of distributions	55,291,788	55,896,511
Cost of shares reacquired	(505,373,209)	(268,411,618)
Net increase (decrease) in net assets resulting from capital share transactions	(23,738,001)	278,370,914
Net increase (decrease) in net assets	(85,116,510)	350,978,619
NET ASSETS:
Beginning of year	$2,120,525,745	$1,769,547,126
End of year	$2,035,409,235	$2,120,525,745
Undistributed net investment income	$7,088,560	$6,623,236

158	See Notes to Financial Statements.

High Yield		Short Duration High Yield
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016

$88,757,960	$96,014,621	$4,682,844	$1,677,131
14,678,076	(4,344,263)	(215,071)	(12,813)

(78,397,517)	108,272,119	(414,286)	1,436,800
25,038,519	199,942,477	4,053,487	3,101,118

(47,931,441)	(53,190,609)	(1,849,250)	(824,891)
–	–	–	–
(14,018,179)	(16,168,360)	(169,772)	(78,161)
(20,748,171)	(20,194,456)	(1,877,459)	(614,575)
(18,366)	–	(1,753)	–
(2,558,989)	(1,649,861)	(462,689)	(50,612)
(575)	(612)	–	–
(62)	–	–	–
(85,275,783)	(91,203,898)	(4,360,923)	(1,568,239)

673,191,149	636,577,946	172,890,905	115,380,938
67,859,450	71,157,097	4,287,689	1,518,082
(784,054,998)	(497,100,556)	(77,872,902)	(29,268,179)

(43,004,399)	210,634,487	99,305,692	87,630,841
(103,241,663)	319,373,066	98,998,256	89,163,720

$2,273,663,385	$1,954,290,319	$111,726,252	$22,562,532
$2,170,421,722	$2,273,663,385	$210,724,508	$111,726,252
$23,735,334	$21,057,688	$473,875	$154,018

See Notes to Financial Statements.	159

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income	$9,517,734	$9,600,249
Net realized gain (loss) on investments and futures contracts	2,456,943	(395,094)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(14,469,130)	12,470,400
Net increase (decrease) in net assets resulting from operations	(2,494,453)	21,675,555
Distributions to shareholders from:
Net investment income
Class A	(6,439,726)	(6,751,480)
Class C	(1,209,435)	(1,212,488)
Class F	(1,590,506)	(1,377,229)
Class F3	(1,126)	–
Class I	(152,461)	(125,349)
Total distributions to shareholders	(9,393,254)	(9,466,546)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	78,299,416	119,374,358
Reinvestment of distributions	7,898,666	7,853,769
Cost of shares reacquired	(111,353,440)	(56,409,730)
Net increase (decrease) in net assets resulting from capital share transactions	(25,155,358)	70,818,397
Net increase (decrease) in net assets	(37,043,065)	83,027,406
NET ASSETS:
Beginning of year	$346,987,837	$263,960,431
End of year	$309,944,772	$346,987,837
Undistributed (distributions in excess of) net investment income	$277,419	$160,451

160	See Notes to Financial Statements.

New Jersey		New York
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016

$2,913,276	$3,222,474	$9,394,652	$10,927,582
740,449	777,874	5,441,777	4,325,859

(4,053,738)	4,075,131	(18,267,395)	11,605,995
(400,013)	8,075,479	(3,430,966)	26,859,436

(2,585,701)	(2,933,953)	(7,033,823)	(8,408,287)
–	–	(1,143,763)	(1,323,659)
(283,734)	(249,766)	(1,113,838)	(1,070,597)
(148)	–	(133)	–
(7,306)	(691)	(47,119)	(38,121)
(2,876,889)	(3,184,410)	(9,338,676)	(10,840,664)

15,071,007	18,111,706	65,995,400	109,966,433
2,279,036	2,499,174	7,113,817	8,326,217
(21,090,867)	(13,955,188)	(118,053,999)	(74,406,162)

(3,740,824)	6,655,692	(44,944,782)	43,886,488
(7,017,726)	11,546,761	(57,714,424)	59,905,260

$107,883,050	$96,336,289	$427,588,614	$367,683,354
$100,865,324	$107,883,050	$369,874,190	$427,588,614

$(33,231)	$(62,457)	$(408,685)	$(431,229)

See Notes to Financial Statements.	161

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
9/30/2017	$ 15.76	$0.17	$(0.12)	$0.05	$(0.17)	$–	$(0.17)
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	–	(0.17)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
9/30/2013	15.97	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)

Class C
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	–	(0.07)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	–	(0.07)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
9/30/2013	15.97	0.11	(0.26)	(0.15)	(0.10)	(0.01)	(0.11)

Class F
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	–	(0.18)
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	–	(0.18)
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
9/30/2013	15.97	0.23	(0.25)	(0.02)	(0.23)	(0.01)	(0.24)

Class F3
4/4/2017 to 9/30/2017(d)	15.56	0.10	0.09	0.19	(0.10)	–	(0.10)

Class I
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	–	(0.20)
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	–	(0.20)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)
9/30/2013	15.97	0.24	(0.25)	(0.01)	(0.24)	(0.01)	(0.25)

Class T
7/28/2017 to 9/30/2017(g)	15.66	0.03	(0.02)	0.01	(0.03)	–	(0.03)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on July 28, 2017.

162	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 15.64	0.26	0.65		0.65		0.71		1.08		$777,769	23
15.76	1.27	0.65		0.65		0.71		1.08		1,060,240	23
15.74	0.63	0.65		0.65		0.70		1.02		1,056,101	26
15.80	1.85	0.64		0.64		0.70		1.19		1,231,268	28
15.71	(0.28)	0.63		0.62		0.70		1.32		1,476,264	24

15.64	(0.36)	1.27		1.27		1.33		0.47		138,173	23
15.77	0.65	1.27		1.27		1.33		0.47		180,900	23
15.74	0.01	1.27		1.27		1.33		0.39		200,818	26
15.80	1.20	1.28		1.28		1.34		0.55		237,782	28
15.71	(0.93)	1.29		1.29		1.36		0.67		285,611	24

15.64	0.35	0.55		0.55		0.61		1.18		641,013	23
15.77	1.37	0.55		0.55		0.61		1.18		803,775	23
15.74	0.73	0.55		0.55		0.60		1.11		724,280	26
15.80	1.95	0.54		0.54		0.60		1.29		775,914	28
15.71	(0.18)	0.53		0.52		0.60		1.42		757,444	24

15.65	1.23 (e)	0.43	(f)	0.43	(f)	0.49	(f)	1.30	(f)	947	23

15.65	0.52	0.45		0.45		0.51		1.28		47,491	23
15.77	1.47	0.45		0.45		0.51		1.27		67,127	23
15.74	0.83	0.45		0.45		0.50		1.20		44,295	26
15.80	2.04	0.44		0.44		0.50		1.38		82,953	28
15.71	(0.08)	0.43		0.42		0.50		1.50		67,487	24

15.64	0.11 (e)	0.68	(f)	0.68	(f)	0.68	(f)	1.02	(f)	10	23

See Notes to Financial Statements.	163

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
9/30/2017	$ 11.10	$0.27	$(0.26)	$0.01	$(0.26)	$– (d)	$(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)	(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–	(0.30)
9/30/2014	10.49	0.32	0.41	0.73	(0.32)	(0.07)	(0.39)
9/30/2013	10.99	0.29	(0.50)	(0.21)	(0.29)	–	(0.29)

Class B
9/30/2017	11.09	0.18	(0.26)	(0.08)	(0.17)	– (d)	(0.17)
9/30/2016	10.79	0.20	0.31	0.51	(0.20)	(0.01)	(0.21)
9/30/2015	10.83	0.22	(0.05)	0.17	(0.21)	–	(0.21)
9/30/2014	10.48	0.24	0.41	0.65	(0.23)	(0.07)	(0.30)
9/30/2013	10.98	0.20	(0.50)	(0.30)	(0.20)	–	(0.20)

Class C
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	– (d)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)	(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–	(0.23)
9/30/2014	10.48	0.25	0.41	0.66	(0.25)	(0.07)	(0.32)
9/30/2013	10.98	0.22	(0.51)	(0.29)	(0.21)	–	(0.21)

Class F
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	– (d)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)	(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–	(0.31)
9/30/2014	10.49	0.33	0.41	0.74	(0.33)	(0.07)	(0.40)
9/30/2013	10.99	0.30	(0.50)	(0.20)	(0.30)	–	(0.30)

Class F3
4/4/2017 to 9/30/2017(e)	10.66	0.13	0.21	0.34	(0.14)	– (d)	(0.14)

Class I
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	– (d)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)	(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–	(0.32)
9/30/2014	10.49	0.34	0.42	0.76	(0.34)	(0.07)	(0.41)
9/30/2013	11.00	0.31	(0.51)	(0.20)	(0.31)	–	(0.31)

Class T
7/28/2017 to 9/30/2017(h)	10.84	0.04	0.01	0.05	(0.04)	– (d)	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.
(h)	Commenced on July 28, 2017.

164	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 10.85	0.18	0.70		0.70		0.70		2.46		$1,650,235	23
11.10	5.53	0.70		0.70		0.70		2.62		2,000,225	8
10.80	2.52	0.71		0.71		0.71		2.84		1,592,318	12
10.83	7.09	0.70		0.70		0.71		3.04		1,485,143	19
10.49	(1.99)	0.69		0.68		0.70		2.67		1,829,614	31

10.84	(0.62)	1.50		1.50		1.50		1.69		650	23
11.09	4.70	1.51		1.51		1.51		1.86		2,061	8
10.79	1.62	1.51		1.51		1.51		2.05		2,907	12
10.83	6.35	1.50		1.50		1.51		2.24		3,892	19
10.48	(2.78)	1.49		1.48		1.50		1.88		4,587	31

10.84	(0.45)	1.33		1.33		1.33		1.84		540,427	23
11.09	4.87	1.33		1.33		1.33		2.00		657,981	8
10.79	1.89	1.33		1.33		1.33		2.22		564,502	12
10.82	6.42	1.34		1.34		1.35		2.40		559,156	19
10.48	(2.66)	1.36		1.36		1.38		2.00		634,305	31

10.85	0.28	0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63	0.60		0.60		0.60		2.72		1,983,052	8
10.80	2.62	0.61		0.61		0.61		2.94		1,447,425	12
10.83	7.20	0.60		0.60		0.60		3.13		1,092,546	19
10.49	(1.89)	0.59		0.58		0.60		2.77		899,590	31

10.86	3.16 (f)	0.46	(g)	0.46	(g)	0.46	(g)	2.52	(g)	441	23

10.85	0.38	0.50		0.50		0.50		2.66		336,447	23
11.10	5.74	0.50		0.50		0.50		2.79		316,391	8
10.80	2.63	0.51		0.51		0.51		3.02		164,325	12
10.84	7.41	0.50		0.50		0.50		3.23		68,985	19
10.49	(1.89)	0.49		0.48		0.50		2.87		52,814	31

10.85	0.47 (f)	0.67	(g)	0.67	(g)	0.67	(g)	2.21	(g)	10	23

See Notes to Financial Statements.	165

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$ 16.54	$0.49	$(0.47)	$0.02	$(0.49)	$16.07
9/30/2016	15.84	0.52	0.69	1.21	(0.51)	16.54
9/30/2015	15.89	0.54	(0.06)	0.48	(0.53)	15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
9/30/2013	16.38	0.58	(1.35)	(0.77)	(0.58)	15.03

Class C
9/30/2017	16.53	0.39	(0.47)	(0.08)	(0.38)	16.07
9/30/2016	15.84	0.42	0.68	1.10	(0.41)	16.53
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
9/30/2013	16.38	0.46	(1.35)	(0.89)	(0.46)	15.03

Class F
9/30/2017	16.53	0.51	(0.47)	0.04	(0.50)	16.07
9/30/2016	15.84	0.53	0.69	1.22	(0.53)	16.53
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
9/30/2013	16.38	0.60	(1.36)	(0.76)	(0.59)	15.03

Class F3
4/4/2017 to 9/30/2017(d)	15.73	0.25	0.36	0.61	(0.25)	16.09

Class I
9/30/2017	16.54	0.52	(0.46)	0.06	(0.52)	16.08
9/30/2016	15.85	0.56	0.68	1.24	(0.55)	16.54
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90
9/30/2013	16.39	0.63	(1.37)	(0.74)	(0.61)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

166	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.17	0.60		0.60		0.88		3.09		$131,608	28
7.76	0.60		0.60		0.87		3.20		151,250	9
3.04	0.60		0.60		0.89		3.38		107,977	21
9.76	0.60		0.60		0.90		3.83		92,711	51
(4.88)	0.58		0.58		0.87		3.62		106,852	46

(0.40)	1.24		1.24		1.52		2.46		25,039	28
7.03	1.23		1.23		1.51		2.58		28,731	9
2.46	1.24		1.24		1.53		2.75		21,349	21
8.97	1.27		1.27		1.56		3.15		20,596	51
(5.53)	1.33		1.33		1.62		2.87		19,779	46

0.33	0.50		0.50		0.78		3.19		47,880	28
7.80	0.50		0.50		0.77		3.25		72,030	9
3.14	0.50		0.50		0.79		3.47		27,849	21
9.87	0.50		0.50		0.80		3.91		24,429	51
(4.78)	0.48		0.48		0.77		3.71		18,702	46

3.77 (e)	0.36	(f)	0.36	(f)	0.65	(f)	3.15	(f)	2,171	28

0.37	0.40		0.40		0.68		3.27		1,292	28
7.98	0.40		0.40		0.68		3.41		955	9
3.24	0.40		0.40		0.70		3.55		732	21
9.97	0.40		0.40		0.69		4.00		169	51
(4.65)	0.37		0.37		0.67		3.80		108	46

See Notes to Financial Statements.	167

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$11.69	$0.38	$(0.34)	$ 0.04	$(0.37)	$11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
9/30/2013	11.52	0.44	(0.93)	(0.49)	(0.43)	10.60

Class B
9/30/2017	11.74	0.29	(0.34)	(0.05)	(0.28)	11.41
9/30/2016	11.30	0.32	0.43	0.75	(0.31)	11.74
9/30/2015	11.35	0.32	(0.06)	0.26	(0.31)	11.30
9/30/2014	10.65	0.36	0.69	1.05	(0.35)	11.35
9/30/2013	11.58	0.35	(0.94)	(0.59)	(0.34)	10.65

Class C
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
9/30/2013	11.53	0.37	(0.93)	(0.56)	(0.36)	10.61

Class F
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
9/30/2013	11.51	0.45	(0.93)	(0.48)	(0.44)	10.59

Class F3
4/4/2017 to 9/30/2017(d)	11.11	0.19	0.24	0.43	(0.19)	11.35

Class I
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29
9/30/2013	11.52	0.46	(0.93)	(0.47)	(0.45)	10.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

168	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.43	0.76		0.74		3.34		$1,496,723	31
7.68	0.77		0.74		3.52		1,591,375	16
3.16	0.77		0.75		3.61		1,404,309	29
10.87	0.78		0.75		4.09		1,423,250	45
(4.40)	0.76		0.74		3.87		1,438,697	34

(0.35)	1.57		1.54		2.56		739	31
6.71	1.57		1.55		2.74		2,691	16
2.34	1.58		1.55		2.81		3,300	29
10.06	1.58		1.55		3.31		4,488	45
(5.21)	1.57		1.54		3.07		5,443	34

(0.19)	1.39		1.37		2.72		164,380	31
6.91	1.39		1.37		2.90		198,789	16
2.61	1.40		1.38		2.98		172,774	29
10.17	1.41		1.39		3.46		174,469	45
(5.02)	1.42		1.40		3.21		177,169	34

0.53	0.66		0.64		3.43		333,595	31
7.78	0.67		0.64		3.59		318,012	16
3.25	0.67		0.65		3.70		186,722	29
10.98	0.67		0.65		4.15		151,265	45
(4.31)	0.66		0.64		3.95		103,160	34

3.80 (e)	0.52	(f)	0.50	(f)	3.50	(f)	16,732	31

0.63	0.56		0.54		3.49		23,240	31
7.77	0.57		0.54		3.60		9,658	16
3.34	0.57		0.55		3.77		2,442	29
11.07	0.57		0.55		4.14		1,679	45
(4.23)	0.57		0.54		4.05		719	34

See Notes to Financial Statements.	169

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$12.17	$0.50	$(0.34)	$ 0.16	$(0.49)	$11.84
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69
9/30/2013	11.93	0.58	(1.04)	(0.46)	(0.56)	10.91

Class C
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69
9/30/2013	11.93	0.50	(1.03)	(0.53)	(0.48)	10.92

Class F
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69
9/30/2013	11.94	0.59	(1.04)	(0.45)	(0.57)	10.92

Class F3
4/4/2017 to 9/30/2017(d)	11.79	0.24	0.03	0.27	(0.24)	11.82

Class I
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67
9/30/2013	11.94	0.60	(1.04)	(0.44)	(0.58)	10.92

Class T
7/28/2017 to 9/30/2017(g)	11.79	0.07	0.05	0.12	(0.07)	11.84

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on July 28, 2017.

170	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.41	0.80		0.79		0.80		4.31		$1,182,782	30
10.28	0.80		0.79		0.80		4.71		1,273,114	16
3.36	0.84		0.83		0.87		4.82		1,141,428	31
12.54	0.91		0.90		0.91		5.12		1,160,471	33
(4.11)	0.84		0.83		0.84		4.87		1,071,511	24

0.79	1.43		1.42		1.43		3.70		380,228	30
9.51	1.42		1.41		1.42		4.09		441,499	16
2.81	1.47		1.46		1.50		4.20		397,615	31
11.74	1.54		1.53		1.54		4.50		408,459	33
(4.64)	1.49		1.47		1.49		4.23		407,217	24

1.51	0.70		0.69		0.70		4.39		540,945	30
10.39	0.70		0.69		0.70		4.80		490,913	16
3.55	0.74		0.73		0.77		4.92		404,172	31
12.54	0.81		0.80		0.81		5.17		393,166	33
(4.01)	0.74		0.72		0.74		4.94		228,484	24

4.11 (e)	0.56	(f)	0.56	(f)	0.56	(f)	4.09	(f)	1,750	30

1.57	0.60		0.59		0.60		4.42		64,707	30
10.41	0.60		0.58		0.60		4.82		68,122	16
3.64	0.64		0.63		0.67		4.99		11,061	31
12.44	0.72		0.71		0.72		5.49		25,841	33
(3.92)	0.64		0.62		0.64		5.04		2,255	24

1.04 (e)	0.75	(f)	0.75	(f)	0.75	(f)	3.59	(f)	10	30

See Notes to Financial Statements.	171

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$15.52	$0.43	$(0.29)	$0.14	$(0.40)	$15.26
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	15.52
6/1/2015 to 9/30/2015(c)	15.00	0.13	0.03	0.16	(0.12)	15.04

Class C
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	15.26
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	15.52
6/1/2015 to 9/30/2015(c)	15.00	0.10	0.02	0.12	(0.08)	15.04

Class F
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	15.26
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	15.51
6/1/2015 to 9/30/2015(c)	15.00	0.14	0.02	0.16	(0.12)	15.04

Class F3
4/4/2017 to 9/30/2017(f)	14.99	0.23	0.27	0.50	(0.22)	15.27

Class I
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	15.26
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	15.52
6/1/2015 to 9/30/2015(c)	15.00	0.15	0.02	0.17	(0.13)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 1, 2015.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

172	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.06		0.55		0.81		2.86		$90,165	17
5.93		0.55		0.92		2.74		54,470	12
1.06	(d)	0.55	(e)	1.69	(e)	2.69	(e)	12,019	1

0.32		1.29		1.56		2.14		8,782	17
5.11		1.31		1.68		1.94		8,661	12
0.78	(d)	1.35	(e)	2.42	(e)	1.98	(e)	852	1

1.16		0.45		0.71		2.96		87,848	17
6.03		0.45		0.82		2.81		41,758	12
1.09	(d)	0.45	(e)	1.59	(e)	2.76	(e)	9,072	1

3.33	(d)	0.29	(e)	0.56	(e)	3.02	(e)	221	17

1.26		0.35		0.61		3.06		23,707	17
6.13		0.35		0.74		2.80		6,837	12
1.12	(d)	0.35	(e)	1.45	(e)	2.97	(e)	619	1

See Notes to Financial Statements.	173

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$11.32	$0.34	$(0.36)	$(0.02)	$(0.34)	$10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
9/30/2015	10.84	0.37	0.01	0.38	(0.37)	10.85
9/30/2014	10.10	0.38	0.74	1.12	(0.38)	10.84
9/30/2013	10.73	0.38	(0.64)	(0.26)	(0.37)	10.10

Class C
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
9/30/2015	10.84	0.31	– (d)	0.31	(0.30)	10.85
9/30/2014	10.10	0.32	0.73	1.05	(0.31)	10.84
9/30/2013	10.73	0.31	(0.64)	(0.33)	(0.30)	10.10

Class F
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
9/30/2015	10.84	0.38	0.01	0.39	(0.38)	10.85
9/30/2014	10.10	0.39	0.74	1.13	(0.39)	10.84
9/30/2013	10.73	0.39	(0.64)	(0.25)	(0.38)	10.10

Class F3
4/4/2017 to 9/30/2017(e)	10.77	0.18	0.17	0.35	(0.17)	10.95

Class I
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32
9/30/2015	10.84	0.39	– (d)	0.39	(0.39)	10.84
9/30/2014	10.09	0.41	0.74	1.15	(0.40)	10.84
9/30/2013	10.73	0.40	(0.65)	(0.25)	(0.39)	10.09

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Amount less than $0.01.
(e)	Commenced on April 4, 2017.
(f)	Not annualized.
(g)	Annualized.

174	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.12)	0.79		0.78		0.79		3.15		$204,019	27
7.80	0.79		0.78		0.79		3.30		234,470	8
3.54	0.82		0.81		0.82		3.44		185,379	15
11.29	0.86		0.86		0.86		3.69		170,131	21
(2.51)	0.81		0.81		0.81		3.54		166,443	18

(0.85)	1.43		1.43		1.43		2.51		45,450	27
7.21	1.42		1.41		1.42		2.66		54,658	8
2.89	1.45		1.45		1.45		2.80		39,790	15
10.58	1.50		1.50		1.50		3.05		36,122	21
(3.15)	1.47		1.47		1.47		2.88		33,741	18

(0.02)	0.69		0.68		0.69		3.23		53,111	27
7.90	0.69		0.68		0.69		3.39		53,059	8
3.64	0.72		0.71		0.72		3.52		36,482	15
11.39	0.76		0.76		0.76		3.78		24,810	21
(2.42)	0.71		0.71		0.71		3.63		21,549	18

3.30 (f)	0.56	(g)	0.52	(g)	0.56	(g)	3.39	(g)	2,243	27

(0.01)	0.59		0.58		0.59		3.34		5,121	27
8.10	0.58		0.58		0.58		3.47		4,802	8
3.63	0.61		0.61		0.61		3.61		2,309	15
11.65	0.66		0.65		0.66		3.90		22	21
(2.40)	0.62		0.61		0.62		3.77		12	18

See Notes to Financial Statements.	175

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$5.11	$0.14	$(0.15)	$(0.01)	$(0.14)	$4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86
9/30/2014	4.66	0.17	0.28	0.45	(0.17)	4.94
9/30/2013	5.07	0.17	(0.41)	(0.24)	(0.17)	4.66

Class F
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86
9/30/2014	4.66	0.18	0.28	0.46	(0.18)	4.94
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66

Class F3
4/4/2017 to 9/30/2017(d)	4.87	0.07	0.10	0.17	(0.07)	4.97

Class I
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86
9/30/2014	4.66	0.19	0.27	0.46	(0.18)	4.94
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

176	See Notes to Financial Statements.

	Ratios to Average Net Assets:								Supplemental Data:
Total return(b) (%)	Total, expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.08)	0.82		0.82		0.86		2.93		$89,916	24
8.53	0.83		0.83		0.86		3.21		98,152	13
1.74	0.86		0.86		0.86		3.39		90,126	17
9.87	0.85		0.85		0.85		3.63		92,713	19
(4.85)	0.82		0.82		0.82		3.47		121,722	18

0.02	0.72		0.72		0.75		3.01		10,605	24
8.63	0.73		0.73		0.76		3.28		9,602	13
1.84	0.76		0.76		0.76		3.49		6,197	17
9.97	0.74		0.74		0.74		3.69		6,838	19
(4.76)	0.72		0.72		0.72		3.55		4,782	18

3.55 (e)	0.58	(f)	0.58	(f)	0.64	(f)	3.01	(f)	10	24

0.30	0.62		0.62		0.65		3.10		334	24
8.76	0.62		0.62		0.65		3.28		129	13
2.00	0.62		0.62		0.62		3.65		13	17
10.13	0.62		0.62		0.62		3.87		13	19
(4.63)	0.61		0.61		0.61		3.70		12	18

See Notes to Financial Statements.	177

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
9/30/2017	$11.65	$0.29	$(0.33)	$(0.04)	$(0.29)	$11.32
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	11.65
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	11.19
9/30/2014	10.59	0.38	0.63	1.01	(0.37)	11.23
9/30/2013	11.38	0.37	(0.79)	(0.42)	(0.37)	10.59

Class C
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	11.31
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	11.63
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	11.18
9/30/2014	10.58	0.31	0.62	0.93	(0.30)	11.21
9/30/2013	11.37	0.30	(0.79)	(0.49)	(0.30)	10.58

Class F
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	11.33
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	11.66
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	11.20
9/30/2014	10.60	0.39	0.63	1.02	(0.38)	11.24
9/30/2013	11.39	0.38	(0.79)	(0.41)	(0.38)	10.60

Class F3
4/4/2017 to 9/30/2017(d)	11.18	0.15	0.15	0.30	(0.15)	11.33

Class I
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	11.33
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	11.66
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	11.20
9/30/2014	10.60	0.40	0.63	1.03	(0.40)	11.23
9/30/2013	11.39	0.39	(0.79)	(0.40)	(0.39)	10.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.

178	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)	Total expenses (includes interest expense)(c) (%)		Total expenses (excludes interest expense)(c) (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(0.31)	0.78		0.78		2.57		$269,490	19
7.05	0.78		0.78		2.80		315,511	20
2.80	0.79		0.79		3.15		283,229	10
9.73	0.79		0.78		3.46		244,081	20
(3.80)	0.78		0.78		3.33		262,089	17

(0.95)	1.42		1.42		1.95		53,453	19
6.37	1.43		1.43		2.15		67,239	20
2.23	1.44		1.43		2.50		55,562	10
8.95	1.43		1.42		2.82		49,678	20
(4.43)	1.44		1.43		2.67		45,152	17

(0.21)	0.68		0.68		2.67		44,826	19
7.14	0.68		0.68		2.87		43,186	20
2.90	0.69		0.69		3.24		27,788	10
9.83	0.69		0.68		3.54		20,978	20
(3.70)	0.68		0.68		3.42		16,844	17

2.67 (e)	0.56	(f)	0.56	(f)	2.70	(f)	10	19

(0.11)	0.58		0.58		2.75		2,095	19
7.25	0.58		0.58		2.96		1,652	20
3.10	0.60		0.59		3.34		1,104	10
9.85	0.59		0.58		3.66		644	20
(3.60)	0.59		0.58		3.54		587	17

See Notes to Financial Statements.	179

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3,I and T
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,F3,I and T
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F,F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A,B,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3,I and T
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017. Class T shares commenced on July 28, 2017.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class B, C, F, F3, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Notes to Financial Statements (continued)

Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax

Notes to Financial Statements (continued)

returns remains open for the fiscal years ended September 30, 2014 through September 30, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of September 30, 2017, as well as the average trust certificates for the fiscal year ended September 30, 2017:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	1,250,000	.96%	2,707,038	1,250,000
AMT Free	–	–	–	–
National	26,250,000	.96% - 1.00%	59,061,338	35,850,000
High Yield	9,250,000	.96%	19,653,403	15,078,000
Short Duration High Yield	–	–	–	–
California	–	–	–	300,000
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of September 30, 2017, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

Notes to Financial Statements (continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for each of Short Duration and Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for AMT Free is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $1 billion	.45%
Over $1.5 billion	.40%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (continued)

For the fiscal year ended September 30, 2017, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.39%
AMT Free	.22%
National	.42%
High Yield	.47%
Short Duration High Yield	.14%
California	.45%
New Jersey	.42%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the fiscal year ended September 30, 2017 and continuing through January 31, 2019, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Classes

Fund	A, B, C, F, I and T*	F3
Short Duration	.45%	.43%
AMT Free	.40%	.36%
High Yield	.62%	.58%
Short Duration High Yield	.35%	.29%
California	.61%	.58%
New Jersey	.62%	.58%

*	If applicable

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F(2)	Class P	Class T
Service	.15%	.25%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	–

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended September 30, 2017:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$18,368	$96,739
Intermediate	112,681	671,910
AMT Free	11,396	63,246
National	118,024	699,944
High Yield	79,584	474,004
Short Duration High Yield	18,294	101,784
California	11,348	61,850
New Jersey	3,598	23,848
New York	14,589	86,850

The Distributor received the following amount of CDSCs for the fiscal year ended September 30, 2017:

	Class A	Class C
Short Duration	$50,502	$15,707
Intermediate	175,389	82,201
AMT Free	10,574	1,703
National	35,082	25,434
High Yield	141,851	24,506
Short Duration High Yield	3,995	1,947
California	28,955	11,059
New Jersey	569	–
New York	4,894	8,691

Other Related Parties

Two Directors and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended September 30, 2017 and September 30, 2016 was as follows:

	Short Duration		Intermediate
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2017	9/30/2016	9/30/2017	9/30/2016
Distributions paid from:
Tax-exempt income	$18,961,956	$21,447,857	$103,796,839	$110,328,167
Ordinary income	210,199	–	1,591,000	–
Net long-term capital gains	–	–	1,625,354	2,842,071
Total distributions paid	$19,172,155	$21,447,857	$107,013,193	$113,170,238

		AMT Free		National
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2017	9/30/2016	9/30/2017	9/30/2016
Distributions paid from:
Tax-exempt income	$6,373,880	$6,396,419	$64,495,283	$66,321,878
Ordinary income	84,072	–	576,755	–
Total distributions paid	$6,457,952	$6,396,419	$65,072,038	$66,321,878

				Short Duration
		High Yield		High Yield
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2017	9/30/2016	9/30/2017	9/30/2016
Distributions paid from:
Tax-exempt income	$81,557,199	$90,049,472	$4,297,392	$1,560,286
Ordinary income	3,718,584	1,154,426	63,531	7,953
Total distributions paid	$85,275,783	$91,203,898	$4,360,923	$1,568,239

		California		New Jersey
	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/2017	9/30/2016	9/30/2017	9/30/2016
Distributions paid from:
Tax-exempt income	$9,287,751	$9,466,546	$2,876,889	$3,184,410
Ordinary income	105,503	–	–	–
Total distributions paid	$9,393,254	$9,466,546	$2,876,889	$3,184,410

		New York
	Year Ended	Year Ended
	9/30/2017	9/30/2016
Distributions paid from:
Tax-exempt income	$9,250,331	$10,840,664
Ordinary income	88,345	–
Total distributions paid	$9,338,676	$10,840,664

Notes to Financial Statements (continued)

As of September 30, 2017, the components of accumulated gains on a tax-basis were as follows:

	Short Duration	Intermediate	AMT Free
Undistributed tax-exempt income – net	$778,060	$5,930,312	$271,183
Total undistributed earnings	778,060	5,930,312	271,183
Capital loss carryforwards	(12,791,441)	–	(5,105,397)
Temporary differences	(293,003)	(26,580,535)	(20,425)
Unrealized gains – net	8,992,864	125,283,953	6,619,644
Total accumulated gains (losses) – net	$(3,313,520)	$104,633,730	$1,765,005

			Short Duration
	National	High Yield	High Yield
Undistributed tax-exempt income – net	$4,518,609	$11,324,450	$68,076
Total undistributed earnings	4,518,609	11,324,450	68,076
Capital loss carryforwards	(27,520,655)	(207,905,068)	(33,491)
Temporary differences	(1,856,008)	(302,498)	(96,733)
Unrealized gains – net	91,203,763	13,066,785	1,388,228
Total accumulated gains (losses) – net	$66,345,709	$(183,816,331)	$1,326,080

	California	New Jersey	New York
Capital loss carryforwards	$(5,654,251)	$(5,135,454)	$(936,183)
Temporary differences	(1,792,007)	(201,511)	(618,067)
Unrealized gains – net	15,974,907	1,295,667	6,803,804
Total accumulated gains (losses) – net	$8,528,649	$(4,041,298)	$5,249,554

As of September 30, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2018	2019	Indefinite	Total
Short Duration	$–	$–	$12,791,441	$12,791,441
AMT Free	–	–	5,105,397	5,105,397
National	11,663,983	–	15,856,672	27,520,655
High Yield	77,996,014	36,257,876	93,651,178	207,905,068
Short Duration High Yield	–	–	33,491	33,491
California	5,151,330	502,921	–	5,654,251
New Jersey	3,844,954	1,290,500	–	5,135,454
New York	–	936,183	–	936,183

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer post-October capital losses during fiscal 2017 as follows:

Intermediate	$26,086,277
National	1,377,899
Short Duration High Yield	90,709
California	1,575,290

Notes to Financial Statements (continued)

As of September 30, 2017, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain
Short Duration	$1,597,644,053	$13,655,801	$(4,662,937)	$8,992,864
Intermediate	4,230,659,754	175,543,810	(50,259,857)	125,283,953
AMT Free	200,377,891	9,610,864	(2,991,220)	6,619,644
National	1,944,402,110	128,715,591	(37,511,828)	91,203,763
High Yield	2,138,169,253	154,320,582	(141,253,797)	13,066,785
Short Duration High Yield	204,609,646	4,157,823	(2,769,595)	1,388,228
California	287,823,387	18,796,763	(2,821,856)	15,974,907
New Jersey	99,639,636	4,481,187	(3,185,520)	1,295,667
New York	361,507,122	13,946,891	(7,143,087)	6,803,804

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, futures, and wash sales.

Permanent items identified during the fiscal year ended September 30, 2017 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Short Duration	$(17,318)	$17,318	$–
Intermediate	(1,169,579)	1,169,579	–
AMT Free	(30,564)	30,564	–
National	(449,143)	449,143	–
High Yield	(804,531)	113,418,264	(112,613,733)
Short Duration High Yield	(2,064)	2,064	–
California	(7,512)	29,963	(22,451)
New Jersey	(7,161)	7,161	–
New York	(33,432)	33,432	–

The permanent differences are attributable to the tax treatment of accretion on market discount and the expiration of capital loss carryforwards.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended September 30, 2017 were as follows:

	Purchases	Sales
Short Duration	$341,485,667	$921,709,419
Intermediate	1,005,826,007	1,432,095,904
AMT Free	60,259,466	92,508,772
National	625,018,322	625,021,941
High Yield	624,806,295	674,403,807
Short Duration High Yield	126,032,022	27,615,437
California	82,192,345	110,771,206
New Jersey	23,099,871	25,109,301
New York	69,262,925	108,481,178

There were no purchases or sales of U.S. Government securities for the fiscal year ended September 30, 2017.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended September 30, 2017, the following Funds engaged in cross-trades:

			Realized
Fund	Purchases	Sales	Gain
AMT Free	$ –	$3,576,844	$177,960
Short Duration High Yield	3,576,844	–	–

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the fiscal year ended September 30, 2017 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2017, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

Notes to Financial Statements (continued)

The following is a summary of U.S. Treasury futures contracts as of and during the fiscal year ended September 30, 2017:

	Net Unrealized Appreciation (Depreciation) as of September 30, 2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$(229,841)	$ 102,054	$(229,841)	44
Intermediate	–	347,346	214,885	100
AMT Free	–	400,851	(7,509)	15
National	53,416	1,460,391	72,208	81
High Yield	259,461	375,668	276,259	72
Short Duration High Yield	93,583	(36,519)	114,154	102
California	–	396,320	9,956	13
New Jersey	4,996	115,825	1,935	16
New York	34,975	546,394	35,580	67

*	Calculated based on the number of contracts for the fiscal year ended September 30, 2017.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of September 30, 2017, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 28, 2017, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

Prior to August 28, 2017, the Funds and certain other funds managed by Lord Abbett participated in a $550 million syndicated line of credit facility, based on the same terms as described above.

During the fiscal year ended September 30, 2017, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended September 30, 2017, one Fund participated as a lender in the Interfund Lending Program. The average amount loaned, interest rate and interest income were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Income*
National	$10,056,283.79%		$444

*	Included in the Statement of Operations

During the fiscal year ended September 30, 2017, two Funds participated as borrowers in the Interfund Lending Program. The average amount borrowed, interest rate and interest expense were as follows:

		Average	Interest
Fund	Average Loan	Interest Rate	Expense*
High Yield		$35,301,546.725%	$2,104
Intermediate		$22,144,807.725%	$ 440

*	Included in the Statement of Operations

There were no interfund loans outstanding as of September 30, 2017.

Notes to Financial Statements (continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will typically underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield, Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund except AMT Free may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

Notes to Financial Statements (continued)

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended		Year Ended
Short Duration	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,354,019	$176,555,696	18,683,718	$294,530,442
Reinvestment of distributions	414,866	6,467,905	472,006	7,446,742
Shares reacquired	(29,302,480)	(455,673,149)	(19,006,895)	(299,683,458)
Increase (decrease)	(17,533,595)	$(272,649,548)	148,829	$2,293,726

Class C Shares
Shares sold	1,000,516	$15,560,921	2,020,411	$31,822,665
Reinvestment of distributions	30,315	472,726	34,262	540,540
Shares reacquired	(3,672,806)	(57,185,903)	(3,339,647)	(52,664,280)
Decrease	(2,641,975)	$(41,152,256)	(1,284,974)	$(20,301,075)

Class F Shares
Shares sold	21,963,562	$341,734,555	25,569,266	$403,364,322
Reinvestment of distributions	179,389	2,797,711	172,196	2,716,680
Shares reacquired	(32,150,160)	(499,427,829)	(20,776,662)	(327,635,609)
Increase (decrease)	(10,007,209)	$(154,895,563)	4,964,800	$78,445,393

Class F3 Shares(a)
Shares sold	75,017	$1,174,695	–	$–
Reinvestment of distributions	221	3,467	–	–
Shares reacquired	(14,728)	(230,217)	–	–
Increase	60,510	$947,945	–	$–

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Short Duration	September 30, 2017		September 30, 2016
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	2,203,969	$34,309,678	3,220,945	$50,835,948
Reinvestment of distributions	44,861	699,381	37,723	595,347
Shares reacquired	(3,470,628)	(54,083,006)	(1,815,514)	(28,661,317)
Increase (decrease)	(1,221,798)	$(19,073,947)	1,443,154	$22,769,978

Class T Shares(b)
Shares sold	639	$10,000	–	$–
Reinvestment of distributions	1	18	–	–
Increase	640	$10,018	–	$–

		Year Ended		Year Ended
Intermediate	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,546,233	$338,459,227	60,065,141	$660,423,783
Converted from Class B*	103,761	1,110,813	23,979	266,274
Reinvestment of distributions	3,272,404	35,112,577	3,482,674	38,337,561
Shares reacquired	(63,053,971)	(673,120,847)	(30,822,023)	(338,871,345)
Increase (decrease)	(28,131,573)	$(298,438,230)	32,749,771	$360,156,273

Class B Shares
Shares sold	385	$4,112	3,846	$42,119
Reinvestment of distributions	1,404	15,002	2,683	29,456
Shares reacquired	(23,737)	(254,510)	(66,143)	(723,122)
Converted to Class A*	(103,858)	(1,110,813)	(24,001)	(266,274)
Decrease	(125,806)	$(1,346,209)	(83,615)	$(917,821)

Class C Shares
Shares sold	5,085,180	$54,528,610	14,158,268	$155,498,835
Reinvestment of distributions	662,343	7,095,108	723,661	7,951,112
Shares reacquired	(15,236,867)	(162,955,291)	(7,868,716)	(86,425,318)
Increase (decrease)	(9,489,344)	$(101,331,573)	7,013,213	$77,024,629

Class F Shares
Shares sold	80,572,968	$863,301,142	81,962,275	$901,510,666
Reinvestment of distributions	2,338,572	25,105,930	2,162,779	23,811,774
Shares reacquired	(89,998,119)	(959,892,480)	(39,495,532)	(434,293,676)
Increase (decrease)	(7,086,579)	$(71,485,408)	44,629,522	$491,028,764

Class F3 Shares(a)
Shares sold	176,119	$1,908,386	–	$–
Reinvestment of distributions	541	5,869	–	–
Shares reacquired	(136,024)	(1,475,934)	–	–
Increase	40,636	$438,321	–	$–

Class I Shares
Shares sold	11,864,588	$127,601,922	16,956,814	$186,794,005
Reinvestment of distributions	644,296	6,912,439	471,309	5,196,486
Shares reacquired	(10,010,405)	(107,086,419)	(4,143,525)	(45,591,825)
Increase	2,498,479	$27,427,942	13,284,598	$146,398,666

Notes to Financial Statements (continued)

		Year Ended		Year Ended
Intermediate	September 30, 2017		September 30, 2016
Class P Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	31	$335	36	$395
Shares reacquired	(1,540)	(16,708)	–	–
Increase (decrease)	(1,509)	$(16,373)	36	$395

Class T Shares(b)
Shares sold	922	$10,000	–	$–
Reinvestment of distributions	4	38	–	–
Increase	926	$10,038	–	$–

		Year Ended		Year Ended
AMT Free	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,039,955	$32,247,610	3,659,217	$59,487,077
Reinvestment of distributions	218,262	3,464,115	217,627	3,547,860
Shares reacquired	(3,217,309)	(50,829,234)	(1,544,244)	(25,181,173)
Increase (decrease)	(959,092)	$(15,117,509)	2,332,600	$37,853,764

Class C Shares
Shares sold	278,641	$4,406,579	593,073	$9,590,040
Reinvestment of distributions	28,019	444,339	29,133	474,920
Shares reacquired	(486,444)	(7,698,521)	(231,918)	(3,764,625)
Increase (decrease)	(179,784)	$(2,847,603)	390,288	$6,300,335

Class F Shares
Shares sold	1,777,872	$28,153,792	3,533,718	$57,541,027
Reinvestment of distributions	76,596	1,215,532	54,789	894,642
Shares reacquired	(3,231,851)	(50,985,227)	(989,654)	(16,127,188)
Increase (decrease)	(1,377,383)	$(21,615,903)	2,598,853	$42,308,481

Class F3 Shares(a)
Shares sold	169,069	$2,713,036	–	$–
Reinvestment of distributions	1,163	18,718	–	–
Shares reacquired	(35,320)	(567,104)	–	–
Increase	134,912	$2,164,650	–	$–

Class I Shares
Shares sold	41,948	$666,500	13,667	$221,728
Reinvestment of distributions	1,940	30,843	1,774	28,933
Shares reacquired	(21,259)	(331,307)	(3,875)	(63,484)
Increase	22,629	$366,036	11,566	$187,177

Notes to Financial Statements (continued)

		Year Ended		Year Ended
National	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	18,043,193	$202,644,334	22,499,637	$259,876,003
Converted from Class B*	143,699	1,613,899	42,049	483,900
Reinvestment of distributions	3,854,182	43,226,196	3,962,997	45,720,090
Shares reacquired	(26,431,483)	(295,775,808)	(15,228,582)	(175,745,341)
Increase (decrease)	(4,390,409)	$(48,291,379)	11,276,101	$130,334,652

Class B Shares
Shares sold	672	$7,610	11,677	$133,366
Reinvestment of distributions	3,191	35,884	5,595	64,775
Shares reacquired	(25,303)	(285,020)	(38,310)	(440,979)
Converted to Class A*	(143,011)	(1,613,899)	(41,841)	(483,900)
Decrease	(164,451)	$(1,855,425)	(62,879)	$(726,738)

Class C Shares
Shares sold	1,929,103	$21,671,561	3,610,750	$41,681,722
Reinvestment of distributions	301,820	3,388,243	313,530	3,622,088
Shares reacquired	(4,765,364)	(53,398,742)	(2,282,019)	(26,315,948)
Increase (decrease)	(2,534,441)	$(28,338,938)	1,642,261	$18,987,862

Class F Shares
Shares sold	15,068,516	$168,582,161	14,994,551	$173,144,978
Reinvestment of distributions	739,287	8,289,348	549,584	6,350,204
Shares reacquired	(13,645,849)	(152,610,259)	(4,930,510)	(56,866,170)
Increase	2,161,954	$24,261,250	10,613,625	$122,629,012

Class F3 Shares(a)
Shares sold	1,475,769	$16,811,953	–	$–
Reinvestment of distributions	783	8,884	–	–
Shares reacquired	(2,595)	(29,520)	–	–
Increase	1,473,957	$16,791,317	–	$–

Class I Shares
Shares sold	1,484,965	$16,625,801	1,387,426	$16,049,952
Reinvestment of distributions	30,570	343,233	12,014	139,354
Shares reacquired	(295,199)	(3,273,860)	(789,651)	(9,043,180)
Increase	1,220,336	$13,695,174	609,789	$7,146,126

Notes to Financial Statements (continued)

		Year Ended		Year Ended
High Yield	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,842,036	$289,731,693	25,867,714	$307,648,130
Reinvestment of distributions	3,415,819	39,936,303	3,689,924	43,810,301
Shares reacquired	(33,016,501)	(384,777,564)	(23,779,666)	(281,702,825)
Increase (decrease)	(4,758,646)	$(55,109,568)	5,777,972	$69,755,606

Class C Shares
Shares sold	3,734,803	$43,641,510	6,207,841	$73,631,845
Reinvestment of distributions	947,495	11,071,453	1,044,968	12,411,809
Shares reacquired	(8,859,617)	(103,303,255)	(5,403,969)	(64,062,807)
Increase (decrease)	(4,177,319)	$(48,590,292)	1,848,840	$21,980,847

Class F Shares
Shares sold	20,130,294	$234,389,005	15,135,723	$179,635,826
Reinvestment of distributions	1,271,054	14,874,849	1,127,857	13,412,963
Shares reacquired	(16,072,572)	(187,345,847)	(10,925,100)	(129,453,720)
Increase	5,328,776	$61,918,007	5,338,480	$63,595,069

Class F3 Shares(a)
Shares sold	148,865	$1,746,224	–	$–
Reinvestment of distributions	1,555	18,377	–	–
Shares reacquired	(2,353)	(27,787)	–	–
Increase	148,067	$1,736,814	–	$–

Class I Shares
Shares sold	8,887,188	$103,672,717	6,360,976	$75,662,145
Reinvestment of distributions	167,402	1,957,874	127,826	1,521,414
Shares reacquired	(9,188,117)	(108,585,354)	(1,839,698)	(21,881,204)
Increase (decrease)	(133,527)	$(2,954,763)	4,649,104	$55,302,355

Class P Shares
Reinvestment of distributions	46	$533	51	$610
Shares reacquired	(1,282)	(15,191)	–	–
Increase (decrease)	(1,236)	$(14,658)	51	$610

Class T Shares(b)
Shares sold	848	$10,000	–	$–
Reinvestment of distributions	5	61	–	–
Increase	853	$10,061	–	$–

Notes to Financial Statements (continued)

Short Duration High Yield	Year Ended September 30, 2017		Year Ended September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,418,062	$66,648,600	3,627,104	$55,739,259
Reinvestment of distributions	120,782	1,824,006	51,197	788,849
Shares reacquired	(2,141,966)	(32,116,794)	(966,896)	(14,907,405)
Increase	2,396,878	$36,355,812	2,711,405	$41,620,703

Class C Shares
Shares sold	311,017	$4,695,620	542,040	$8,334,162
Reinvestment of distributions	11,051	166,718	5,005	77,243
Shares reacquired	(304,891)	(4,576,322)	(45,552)	(701,190)
Increase	17,177	$286,016	501,493	$7,710,215

Class F Shares
Shares sold	5,169,447	$77,466,517	2,923,951	$45,030,084
Reinvestment of distributions	123,134	1,860,354	39,551	609,567
Shares reacquired	(2,228,283)	(33,500,214)	(875,297)	(13,535,916)
Increase	3,064,298	$45,826,657	2,088,205	$32,103,735

Class F3 Shares(a)
Shares sold	14,439	$219,056	–	$–
Reinvestment of distributions	115	1,753	–	–
Shares reacquired	(54)	(828)	–	–
Increase	14,500	$219,981	–	$–

Class I Shares
Shares sold	1,594,572	$23,861,112	404,575	$6,277,433
Reinvestment of distributions	28,781	434,858	2,741	42,423
Shares reacquired	(510,794)	(7,678,744)	(7,954)	(123,668)
Increase	1,112,559	$16,617,226	399,362	$6,196,188

	Year Ended		Year Ended
California	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,426,475	$37,309,417	6,035,716	$67,420,680
Reinvestment of distributions	522,268	5,670,163	529,892	5,915,708
Shares reacquired	(6,035,771)	(65,270,248)	(2,944,236)	(32,806,511)
Increase (decrease)	(2,087,028)	$(22,290,668)	3,621,372	$40,529,877

Class C Shares
Shares sold	548,523	$5,975,399	1,973,187	$22,071,230
Reinvestment of distributions	88,736	963,412	83,570	933,905
Shares reacquired	(1,316,075)	(14,288,306)	(897,503)	(10,003,172)
Increase (decrease)	(678,816)	$(7,349,495)	1,159,254	$13,001,963

Class F Shares
Shares sold	2,847,233	$30,847,223	2,465,207	$27,642,688
Reinvestment of distributions	102,378	1,112,463	78,662	878,407
Shares reacquired	(2,787,941)	(30,191,361)	(1,220,494)	(13,583,977)
Increase	161,670	$1,768,325	1,323,375	$14,937,118

Notes to Financial Statements (continued)

California	Year Ended September 30, 2017		Year Ended September 30, 2016
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	206,093	$2,265,757	–	$–
Reinvestment of distributions	122	1,331	–	–
Shares reacquired	(1,387)	(15,148)	–	–
Increase	204,828	$2,251,940	–	$–

Class I Shares
Shares sold	172,403	$1,901,620	201,548	$2,239,760
Reinvestment of distributions	13,944	151,297	11,237	125,749
Shares reacquired	(142,897)	(1,588,377)	(1,423)	(16,070)
Increase	43,450	$464,540	211,362	$2,349,439

	Year Ended		Year Ended
New Jersey	September 30, 2017		September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,027,948	$9,930,052	2,654,117	$13,369,763
Reinvestment of distributions	422,211	2,070,081	461,825	2,316,415
Shares reacquired	(3,542,190)	(17,244,838)	(2,450,129)	(12,196,362)
Increase (decrease)	(1,092,031)	$(5,244,705)	665,813	$3,489,816

Class F Shares
Shares sold	966,606	$4,718,814	917,723	$4,627,046
Reinvestment of distributions	41,645	204,398	36,211	182,060
Shares reacquired	(750,618)	(3,649,998)	(349,694)	(1,758,826)
Increase	257,633	$1,273,214	604,240	$3,050,280

Class F3 Shares(a)
Shares sold	2,057	$10,017	–	$–
Reinvestment of distributions	30	149	–	–
Shares reacquired	(1)	(5)	–	–
Increase	2,086	$10,161	–	$–

Class I Shares
Shares sold	81,877	$412,124	22,408	$114,897
Reinvestment of distributions	900	4,408	139	699
Shares reacquired	(40,924)	(196,026)	–	–
Increase	41,853	$220,506	22,547	$115,596

Notes to Financial Statements (concluded)

New York	Year Ended September 30, 2017		Year Ended September 30, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,286,957	$37,021,168	6,113,875	$69,957,396
Reinvestment of distributions	495,880	5,575,203	587,946	6,751,840
Shares reacquired	(7,064,417)	(79,240,732)	(4,928,022)	(56,477,002)
Increase (decrease)	(3,281,580)	$(36,644,361)	1,773,799	$20,232,234

Class C Shares
Shares sold	580,246	$6,542,059	1,519,198	$17,409,052
Reinvestment of distributions	67,781	761,082	71,267	817,743
Shares reacquired	(1,699,940)	(19,100,855)	(782,761)	(8,981,041)
Increase (decrease)	(1,051,913)	$(11,797,714)	807,704	$9,245,754

Class F Shares
Shares sold	1,934,989	$21,783,022	1,880,956	$21,519,312
Reinvestment of distributions	64,895	730,270	62,369	718,408
Shares reacquired	(1,747,919)	(19,516,419)	(720,640)	(8,325,218)
Increase	251,965	$2,996,873	1,222,685	$13,912,502

Class F3 Shares(a)
Shares sold	895.50	$10,017	–	$–
Reinvestment of distributions	12	133	–	–
Shares reacquired	–	(5)	–	–
Increase	907.50	$10,145	–	$–

Class I Shares
Shares sold	56,740	$639,134	94,812	$1,080,673
Reinvestment of distributions	4,184	47,129	3,318	38,226
Shares reacquired	(17,717)	(195,988)	(55,056)	(622,901)
Increase	43,207	$490,275	43,074	$495,998

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Municipal Income Fund, Inc. and the Shareholders of Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, Lord Abbett New York Tax Free Income Fund, and Lord Abbett Short Duration High Yield Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Municipal Income Fund, Inc. (the “Company”) comprising Lord Abbett Short Duration Tax Free Fund, Lord Abbett Intermediate Tax Free Fund, Lord Abbett AMT Free Municipal Bond Fund, Lord Abbett National Tax Free Income Fund, Lord Abbett High Yield Municipal Bond Fund, Lord Abbett California Tax Free Income Fund, Lord Abbett New Jersey Tax Free Income Fund, Lord Abbett New York Tax Free Income Fund, and Lord Abbett Short Duration High Yield Municipal Bond Fund (collectively, the “Funds”), as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Lord Abbett Municipal Income Fund, Inc. as of September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

November 21, 2017

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (1997 – 2012); President of Clipper Asset Management Corp. (1991 – 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014

Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001 – 2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999 – 2014).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 – 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012

Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009 – 2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978 – 2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004 – 2015).

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert A. Lee (1969)	Executive Vice President	Elected in 2016	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Daniel S. Solender (1965)	Executive Vice President	Elected in 2006	Partner and Director, joined Lord Abbett in 2006.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Philip B. Herman (1977)	Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007 – 2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003 – 2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Gregory M. Shuman (1986)	Vice President	Elected in 2017	Portfolio Manager, joined Lord Abbett in 2010.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Daniel T. Vande Velde (1967)	Vice President	Elected in 2008	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Christian J. Kelly (1975)	Treasurer	Elected in 2017	Director of Fund Administration, joined Lord Abbett in 2009.

Please call 888–522–2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended September 30, 2017 that is tax-exempt dividend income.

Short Duration	99%
Intermediate	98%
AMT Free	99%
National	99%
High Yield	96%
Short Duration High Yield	99%
California	99%
New Jersey	100%
New York	99%

Additionally, of the distributions paid by Intermediate to the shareholders during the fiscal year ended September 30, 2017, $1,625,354 represents long-term capital gains.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-2 (11/17)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended September 30, 2017 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Robert B. Calhoun, Evelyn E. Guernsey, and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended September 30, 2017 and 2016 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2017	2016
Audit Fees {a}	$361,100	$375,400
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$361,100	$375,400

Tax Fees {b}	$57,747	$57,470
All Other Fees	- 0 -	- 0 -

Total Fees	$418,847	$432,870

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended September 30, 2017 and 2016 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended September 30, 2017 and 2016 were:

	Fiscal year ended:
	2017	2016
All Other Fees {a}	$201,416	$195,230

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended September 30, 2017 and 2016 were:

	Fiscal year ended:
	2017		2016
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 21, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 21, 2017